UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine, New York, NY  10017
(Address of principal executive offices)         (Zip code)

Eric M. Rubin, President, 335 Madison Avenue, Mezzanine, New York, NY  10017
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
30 Rockefeller Plaza
New York, NY  10112-2200

Registrant's telephone number, including area code: (888) 266-8787

Date of fiscal year end:     10/31

Date of reporting period:     01/31/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The Schedule of Investments as of January 31, 2009 is filed herewith.

American Independence Funds Stock Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 91.7%

Basic Materials — 2.7%
Freeport-McMoRan Copper & Gold, Inc.	55,000	1,382,700
McDermott International, Inc. (a)	65,000	674,050
		2,056,750
Brokerage Services — 3.3%
Lazard Ltd.	30,000	795,000
Raymond James Financial, Inc.	93,000	1,721,430
		2,516,430
Communications — 7.5%
American Tower Corp. (a)	81,800	2,481,812
Walt Disney Co. (The)	156,000	3,226,080
		5,707,892
Consumer Discretionary — 12.9%
McDonald’s Corp.	54,197	3,144,510
Nike, Inc.	31,103	1,407,411
Philip Morris International, Inc.	57,868	2,149,796
Wal-Mart Stores, Inc.	64,250	3,027,460
		9,729,177
Consumer Staples — 10.8%
Diageo PLC - ADR	52,000	2,825,680
Imperial Tobacco Group PLC - ADR	43,100	2,353,260
Kraft Foods, Inc.	72,416	2,031,269
Kroger Co.	45,000	1,012,500
		8,222,709
Energy — 7.7%
Chevron Corp.	12,400	874,448
Helix Energy Solutions Group, Inc. (a)	70,000	360,500
Occidental Petroleum Corp.	74,300	4,053,065
Spectra Energy Corp.	39,143	567,965
		5,855,978
Financial — 16.9%
AllianceBernstein Holding LP	45,730	781,068
Comerica, Inc.	67,150	1,118,719
Federated Investors, Inc.	90,000	1,756,800
Goldman Sachs Group, Inc.	20,000	1,614,600
Hartford Financial Services Group, Inc.	20,000	263,200
JP Morgan Chase & Co.	70,000	1,785,700
Marsh & McLennan Companies, Inc.	30,000	579,900
MetLife, Inc.	60,000	1,723,800
PNC Financial Services Group, Inc. (a)	50,000	1,626,000
Willis Group Holdints Ltd.	60,000	1,485,600
		12,735,387

See Notes to Schedule of Portfolio of Investments

American Independence Funds Stock Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
Healthcare — 7.7%
Baxter International, Inc.	50,500	2,961,825
Johnson & Johnson	50,000	2,884,500
		5,846,325
Industrial — 8.3%
Burlington Northern Santa Fe	14,000	927,500
Cal Dive International, Inc. (a)	75,000	475,500
General Electric Co.	144,500	1,752,785
Honeywell International, Inc.	46,700	1,532,227
Kansas City Southern (a)	33,000	599,280
Ryder System, Inc.	31,000	1,047,180
		6,334,472
Technology — 12.2%
Apple, Inc. (a)	27,000	2,433,510
Intuit, Inc. (a)	98,000	2,219,700
Microsoft Corp.	136,964	2,342,084
Oracle Corp. (a)	135,000	2,272,050
		9,267,344
Utilities — 1.7%
Entergy Corp.	17,000	1,298,120
Total Common Stocks (Cost $74,437,598)		69,570,584
Money Market — 7.3%

Federated Government Obligation Fund	5,553,747	5,553,747
Total Money Market (Cost $5,553,747)		5,553,747
Total Investments		75,124,331
(Cost $79,991,345) (b) — 99.0%
Other assets in excess of liabilities — 1.0%		743,647
NET ASSETS — 100.0%		$75,867,978

(a)	Non-income producing security.
(b)	See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
ADR	– American Depositary Receipt
PLC	– Public Liability Company

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund	January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 102.2%

Asset Management — 8.7%
AllianceBernstein Holding LP	900	15,372
Federated Investors, Inc.	2,175	42,456
		57,828

Banks — 43.4%
Banco Santander SA	1,322	10,368
Bank of New York Mellon Corp.	1,375	35,393
Citizens Republic Bancorp, Inc.	5,700	6,555
Comerica, Inc.	944	15,727
Cullen/Frost Bankers, Inc.	602	26,350
JP Morgan Chase & Co.	925	23,597
Marshall & Ilsley Corp.	1,125	6,424
Northern Trust Corp.	700	40,264
People's United Financial, Inc.	1,470	24,049
PNC Financial Services Group, Inc. (a)	645	20,975
Regions Financial Corp.	2,900	10,034
State Street Corp.	1,015	23,619
SVB Financial Group (a)	495	10,281
Wells Fargo & Co.	950	17,955
Zions Bancorporation	1,050	15,666
		287,257

Brokerage — 16.9%
Goldman Sachs Group, Inc.	300	24,219
Lazard Ltd.	1,310	34,715
Raymond James Financial, Inc.	1,050	19,436
The Charles Schwab Corp.	2,465	33,499
		111,869

Insurance — 21.2%
ACE Ltd.	710	30,999
Aon Corp.	698	25,861
Marsh & McLennan Companies, Inc.	1,100	21,263
RenaissanceRe Holdings Ltd.	740	33,070
Willis Group Holdings Ltd.	1,180	29,217
		140,410

Specialty Insurance — 12.0%
Hartford Financial Services Group, Inc.	680	8,949
MetLife, Inc.	1,150	33,040
Zenith National Insurance Corp.	1,350	37,853
		79,842
Total Common Stocks (Cost $969,581)		677,206

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund	January 31, 2009 - (Unaudited)

Security Description	Value ($)
Total Investments	677,206
(Cost $969,581) (b) — 102.2%

Cash in bank — 1.88%	12,458

Liabilities in excess of other assets — (0.32%)	(26,799)

NET ASSETS — 100.0%	$662,865

(a)	Non-income producing security.
(b)	See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation)
of securities.

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.9%
Australia — 4.1%
BlueScope Steel Ltd.	104,963	235,437
Brambles Ltd.	120,068	518,800
Coca-Cola Amatil Ltd.	55,919	325,121
Computershare Ltd.	106,740	491,733
CSL Ltd.	18,863	449,476
Incitec Pivot Ltd.	136,527	231,630
Orica Ltd.	25,586	220,133
Qantas Airways Ltd.	147,663	229,880
Transurban Group	74,003	241,230
		2,943,440

Austria — 0.2%
Voestalpine AG	8,860	172,673

Belgium — 1.4%
Delhaize Group	7,317	472,216
InBev NV	10,293	262,416
UCB SA	9,851	307,469
		1,042,101

China — 0.8%
China Yurun Food Group Ltd.	500,400	593,671
Yanzhou Co.al Mining Co. Ltd.	300	201
		593,872

Denmark — 0.3%
H. Lundbeck A/S	11,556	242,173

Finland — 0.6%
Fortum Oyj	12,101	236,767
Nokia Oyj	17,694	217,281
		454,048

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
France — 7.0%
AXA SA	40,574	634,626
Christian Dior SA	4,426	221,371
Cie de Saint-Gobain SA	6,047	205,774
Peugeot SA	25,811	439,741
Sanofi-Aventis SA	14,851	838,346
Total SA	32,152	1,612,849
Vinci SA	7,587	260,753
Vivendi SA	31,021	802,784
		5,016,244

Germany — 8.1%
BASF SE	25,702	753,009
Bayer AG	3,379	180,643
Deutsche Telekom AG	30,658	374,122
E.ON AG	12,561	707,707
Fresenius Medical Care AG & Co.	15,000	672,258
Henkel KGaA	8,558	221,470
MAN AG	11,222	492,161
Muenchener Rueckversicherungs AG	5,297	704,051
SAP AG	20,148	721,093
Siemens AG	20,950	681,656
ThyssenKrupp AG	16,405	335,893
		5,844,063

Hong Kong — 3.3%
HongKong Electric Holdings Ltd.	45,000	265,197
Hutchison Whampoa Ltd.	49,000	252,753
ICBC Asia	338,000	318,621
Jardine Matheson Holdings Ltd.	33,800	669,916
MTR Corp.	109,000	264,256
New World Development Ltd.	244,000	235,360
VTech Holdings Ltd.	96,000	369,536
		2,375,639

Ireland — 0.9%
Experian Group Ltd.	74,298	465,406
Kerry Group PLC	10,845	200,805
		666,211

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
Italy — 5.3%
Edison SpA	201,047	254,092
Enel SpA	121,970	686,418
ENI SpA	33,510	714,010
Fiat SpA	69,574	341,656
Mediobanca SpA	25,037	227,624
Snam Rete Gas SpA	107,064	559,003
Terna Rete Elettrica Nazionale SpA	235,295	716,325
UniCredit SpA	83,608	147,956
Unione di Banche Italiane ScpA	11,665	145,635
		3,792,719

Japan — 28.4%
Acom Co. Ltd.	6,350	224,779
Amada Co. Ltd.	110,000	532,643
ASAHI KASEI Corp.	12,000	50,092
Canon, Inc.	10,000	275,505
Chubu Electric Power Co., Inc.	26,900	769,555
Cosmo Oil Co. Ltd.	187,000	507,909
Credit Saison Co. Ltd.	26,600	266,489
Dai Nippon Printing Co. Ltd.	44,000	437,380
FamilyMart Co. Ltd.	9,000	330,606
FUJIFILM Holdings Corp.	10,300	229,883
JGC Corp.	41,000	595,592
Kaneka Corp.	87,000	470,663
Kirin Holdings Co. Ltd.	38,000	484,332
Kyushu Electric Power Co., Inc.	10,200	267,958
Lawson, Inc.	4,700	233,339
Marui Group Co. Ltd.	88,300	466,884
Mitsubishi Corp.	17,600	239,212
Mitsubishi Tanabe Pharma Corp.	39,000	579,128
Mitsubishi UFJ Financial Group	27,000	153,281
NAMCO BANDAI Holdings, Inc.	19,900	201,802
NEC Corp.	85,000	231,814
Nintendo Co., Ltd.	1,600	504,035
Nippon Express Co. Ltd.	123,000	447,721
Nippon Oil Corp.	124,000	549,363
Nippon Telegraph & Telephone Corp.	27,300	1,337,117
Nisshin Steel Co. Ltd.	128,000	218,000
NTT DoCoMo, Inc.	437	770,533
OMRON Corp.	24,600	294,921
Ono Pharmaceutical Co. Ltd.	4,700	248,511
Panasonic Corp.	50,000	611,677
Rohm Co. Ltd.	13,000	652,641
Sankyo Co. Ltd.	7,200	349,441
Seiko Epson Corp.	35,000	450,381
Seven & I Holdings Co. Ltd.	12,500	338,816
Shikoku Electric Power Co., Inc.	6,000	199,699
Shiseido Co. Ltd.	24,000	407,681
Showa Shell Sekiyu KK	59,500	565,626
Softbank Corp.	15,600	245,544
Sumitomo Electric Industries Ltd.	73,200	563,046
Sumitomo Mitsui Financial Group, Inc.	11,200	455,056
Taisho Pharmaceutical Co. Ltd.	28,000	574,119
Takeda Pharmaceutical Co. Ltd.	12,300	581,900
The 77 Bank Ltd.	98,000	498,536
The Gunma Bank Ltd.	63,000	370,980
Tokio Marine Holdings, Inc.	7,600	206,000
Toppan Printing Co. Ltd.	86,000	588,746
Toshiba TEC Corp.	75,000	226,248
Toyoda Gosei Co. Ltd.	19,500	223,142
Yamato Kogyo Co. Ltd.	36,000	371,481
		20,399,807

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
Luxembourg — 0.9%
ArcelorMittal	26,631	642,800

Netherlands — 4.3%
European Aeronautic Defence & Space Co.	14,338	251,620
Koninklijke Ahold NV	37,361	450,226
Koninklijke DSM NV	17,565	422,847
Koninklijke KPN NV	10,776	144,195
Nutreco Holdings NV	7,677	254,704
Royal Dutch Shell PLC - A Shares	64,000	1,589,448
		3,113,040

Norway — 1.4%
DnB NOR ASA	100	341
StatoilHydro ASA	42,600	736,307
Yara International ASA	11,600	262,555
		999,203

Portugal — 1.4%
Banco Espirito Santo SA	34,049	226,717
Energias de Portugal SA	152,736	543,314
Portugal Telecom SGPS SA	30,209	243,699
		1,013,730

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
Singapore — 2.4%
Jardine Cycle & Carriage Ltd.	97,900	700,351
Singapore Exchange Ltd.	73,000	250,474
United Overseas Bank Ltd.	97,700	768,812
		1,719,637

Spain — 2.8%
Banco Bilbao Vizcaya Arg.	71,910	674,948
Criteria CaixaCorp SA	68,198	238,403
Gas Natural SDG SA	16,580	400,196
Iberdrola SA	92,153	717,446
		2,030,993

Sweden — 1.6%
Alfa Laval AB	31,500	221,263
Nordea Bank AB (Helsinki)	22,600	120,097
Nordea Bank AB (Stockholm)	41,790	221,843
Scania AB	8,840	71,342
Skanska AB	29,251	250,932
Svenska Cellulosa AB	30,259	236,967
		1,122,444

Switzerland — 3.6%
ABB Ltd.	19,492	254,470
Compagnie Financiere Richemont SA	15,454	226,540
Novartis AG	34,561	1,432,863
Pargesa Holdings SA	3,291	212,126
Swisscom AG	805	253,884
Zurich Financial Services AG	1,279	231,603
		2,611,486

United Kingdom — 17.5%
Anglo American PLC	20,364	373,608
Antofagasta PLC	73,887	449,714
AstraZeneca PLC	25,961	1,004,881
BAE Systems PLC	108,689	633,579
BP PLC	184,682	1,323,458
British American Tobacco PLC	38,749	1,066,924
Centrica PLC	116,866	436,946
Diageo PLC	66,375	908,021
HSBC Holdings PLC	93,962	739,727
Imperial Tobacco Group PLC	32,100	880,593
Marks & Spencer Group PLC	139,930	468,427
Old Mutual PLC	304,165	230,972
Reckitt Benckiser Group PLC	6,290	243,834
Royal & Sun Alliance Insurance Group PLC	316,798	604,627
Sage Group PLC	95,663	251,063
Standard Chartered PLC	50,400	639,815
Unilever PLC	19,696	436,706
Venture Production PLC	7,912	67,132
Vodafone Group PLC	804,028	1,511,231
WPP Group PLC	43,707	247,338
		12,518,596

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	January 31, 2009 - (Unaudited)

Security Description	Shares	Value ($)
United States — 0.6%
Philip Morris International, Inc.	11,800	438,370
Total Common Stocks (Cost $85,586,364)		69,753,289

Money Markets — 3.8%
United States — 3.8%
Dreyfus Cash Management	1,385,644	1,385,644
Dreyfus Cash Management Plus	1,385,644	1,385,644
Total Money Markets (Cost $2,771,288)		2,771,288

Total Investments — 100.7%		72,524,577
(Cost $88,357,652) (a)
Liabilities In Excess Of Other Assets — (0.7%)		(504,328)

NET ASSETS — 100.0%		$72,020,249

(a)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation)
of securities.

See Notes to Schedule of Portfolio Investments

American Independence Funds Short Term Bond Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
Asset Backed Securities — 18.3%
Aerco Limited, Series A, Class A4, .85%, 7/15/25 † (b)	1,863,750	1,751,925
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-1, Class 2M1, 1.36%, 9/25/32 †	626,811	405,599
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 2M1, 1.29%, 3/25/33 †	1,443,131	292,596
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 2M1, .99%, 5/25/33 †	2,182,079	743,281
Chase Issuance Trust, Series 2005-A9, Class A9, .35%, 11/15/11 †	4,000,000	3,952,758
Chase Issuance Trust, Series 2006-A1, .37%, 4/15/13 †	1,560,000	1,496,907
Citibank Credit Card Issuance, Series 1997-4, Class A, 2.30%, 3/10/11 †	2,000,000	1,998,383
Citibank Credit Card Issuance, Series 2006-A5, Class A5, 5.30%, 5/20/11	4,500,000	4,517,519
Countrywide Asset-Backed Certificates, Series 2005-13, Class MV1, .91%, 4/25/36 †	2,000,000	991,532
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, .62%, 2/15/34 †	60,072	33,079
Credit-Based Asset Servicing & Securitization LLC, Series 2001-CB4, Class 1A1, 1.29%, 11/25/33 †	1,761,565	1,542,699
Fannie Mae Grantor Trust Series 2003-T4, Class 1A, .50%, 9/26/33 †	14,236	9,405
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, .63%, 8/25/31 †	19,385	17,127
First Horizon ABS Trust, Series 2004-HE1, Class A, .60%, 1/25/24 †	38,690	20,608
First Horizon ABS Trust, Series 2004-HE3, Class A, .68%, 10/25/34 †	75,377	37,091
Fleet Home Equity Loan Trust, Series 2003-1, Class A, .61%, 1/20/33 †	59,831	36,474
Freddie Mac Structured Pass Through Securities, Series T-31 Class A7, .64%, 5/25/31 †	208,953	205,804
Freddie Mac Structured Pass Through Securities, Series T-32 Class A1, .65%, 8/25/31 †	45,739	40,916
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 1.03%, 3/25/27 †	28,354	17,553
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, .93%, 7/25/29 †	53,622	35,045
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, .55%, 9/17/12 †	3,000,000	2,872,076
MSDWCC Heloc Trust, Series 2003-1, Class A, .66%, 11/25/15 †	55,203	33,318
Option One Mortgage Loan Trust, Series 2002-6, Class A2, 1.19%, 11/25/32 †	2,067,019	1,668,020
Option One Mortgage Loan Trust, Series 2003-1, Class A2, 1.23%, 2/25/33 †	32,405	19,933
Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AIIB, 1.05%, 5/25/33 †	1,717,044	992,197
Residential Asset Mortgage Products, Inc., Series 2003-RS5, Class AI6, 4.02%, 4/25/33	1,533,308	1,145,863
Residential Asset Securities Certificates, Series 2004-KS4, Class A2B3, 1.15%, 5/25/34 †	2,176,437	1,186,373
Residential Funding Mortgage Securities, Series 2003-HS3, Class A2B, .68%, 8/25/33†	52,301	32,853
Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, .82%, 12/25/32 †	240,243	185,663
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, .65%, 6/25/33 †	33,840	14,393

Total Asset Backed Securities (Cost $33,039,037)		26,296,990

Collateralized Mortgage Obligations — 13.4%
Banc of America Mortgage Securities, Series 2002-G, Class 2A1, 5.68%, 7/20/32 †	2,770	2,385
Banc of America Mortgage Securities, Series 2003-E, Class 2A2, 4.71%, 6/25/33 †	1,434,265	1,197,898
Banc of America Mortgage Securities, Series 2004-L, Class 1A1, 5.72%, 1/25/35 †	393,661	325,594
Bear Stearns Alt-A Trust, Series 2004-9, Class 3A1, 5.20%, 9/25/34 †	1,304,065	818,015

American Independence Funds Short Term Bond Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
Bear Stearns Alt-A Trust, Series 2005-2, Class 2A5, 4.65%, 4/25/35 †	985,630	710,962
Citicorp Mortgage Securities, Series 2004-5, Class 1A29, 4.75%, 8/25/34	1,719,443	1,672,609
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/36	1,432,159	949,309
Countrywide Home Equity Loan Trust, Series 2004-25, Class 1A3, .83%, 2/25/35 †	99,255	41,684
Countrywide Home Equity Loan Trust, Series 2005-11, Class 4A1, .66%, 2/28/35 †	244,361	117,457
Fannie Mae, Series 2005-57, Class CK, 5.00%, 7/25/35	695,254	697,578
Fannie Mae Grantor Trust, Series 2002-T5, Class A1, .63%, 5/25/32 †	223,048	194,235
Fannie Mae, Series 1993-9, Class FB, 1.81%, 1/25/23 †	1,559,472	1,580,962
Fannie Mae, Series 2003-6, Class JE, 5.50%, 9/25/28	598,894	603,021
Federal Home Loan Banks, Series 0582, Class H, 4.75%, 10/25/10	1,735,014	1,767,546
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA6, Class 2A1, 6.25%, 11/25/36	1,072,023	798,613
Freddie Mac Structured Pass Through Securities, Series T-54, Class 4A, 5.56%, 2/25/43 †	100,382	97,090
Freddie Mac Structured Pass Through Securities, Series T-57, Class 1A, 7.00%, 7/25/43	519,146	538,614
Freddie Mac Structured Pass Through Securities, Series T-63, Class 1A1, 3.68%, 2/25/45 †	225,142	199,904
Freddie Mac, Series 1689, Class F, 1.03%, 3/15/24 †	1,279,737	1,261,707
Freddie Mac, Series 1689, Class FG, 1.03%, 3/15/24 †	603,763	592,364
Freddie Mac, Series 2736, Class DB, 3.30%, 11/15/26	1,382,078	1,383,776
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 5.89%, 4/25/32 †	1,437,559	679,693
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/36	1,617,259	1,363,058
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, 4.59%, 2/25/33 †	33,486	28,884
MLCC Mortgage Investors, Inc., Series 1999-A, Class A, 1.09%, 3/15/25 †	76,222	54,192
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, .73%, 4/25/28 †	69,683	46,912
Residential Asset Securities Corp., Series 2006-A1, Class 1A6, .89%, 4/25/36 †	1,836,552	667,639
Sequoia Mortgage Trust, Series 10, Class 1A, .76%, 10/20/27 †	71,781	59,683
Sequoia Mortgage Trust, Series 9, Class 1A, 1.06%, 9/20/32 †	87,435	72,539
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A1, 5.30%, 1/25/35 †	437,278	261,776
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 5.17%, 3/25/33 †	28,174	22,614
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR2, Class A1B, 3.20%, 4/25/46 †	1,871,109	412,894
Washington Mutual, Series 2005-AR1, Class A1A, .71%, 1/25/45 †	134,873	68,131

Total Collateralized Mortgage Obligations (Cost $25,291,189)		19,289,338

Corporate Bonds — 3.3%
Communications — 0.2%
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	261,469
Consumer Staples — 0.5%
Target Corp., 6.35%, 1/15/11	200,000	210,109
WM Wrigley Jr Co., 4.30%, 7/15/10	500,000	485,000
		695,109
Energy — 0.3%
Halliburton Co., 5.50%, 10/15/10	350,000	360,046

American Independence Funds Short Term Bond Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
Financial — 2.1%
Amsouth Bancorp, 6.13%, 3/1/09	100,000	99,878
Caterpillar Financial Services Corp., 3.75%, 5/15/09	250,000	251,224
General Electric Co., 5.25%, 10/27/09	1,250,000	1,264,388
General Electric Co., 3.75%, 12/15/09	500,000	498,494
Hartford Life Global Funding, 2.17%, 9/15/09 †	200,000	193,362
IBM International Group Capital, 5.05%, 10/22/12	700,000	742,022
		3,049,368
Healthcare — 0.2%
Abbott Laboratories, 5.15%, 11/30/12	300,000	319,729

Total Corporate Bonds (Cost $4,620,612)		4,685,721

Medium Term/Senior Note — 0.5%
Financial — 0.5%
Goldman Sachs Group, Inc., 6.65%, 5/15/09	750,000	752,610
Taxable Municipal Bonds — 1.3%
Missouri — 0.2%
Higher Education Loan Authority Revenue, Series N, .00%, 7/1/32 † (b)	400,000	320,000
Pennsylvania — 0.4%
Higher Education Assistance Agency, .93%, 9/1/43 † (b)	600,000	540,000
Texas — 0.7%
Brazos, Series A-11, 1.91%, 12/1/38 † (b)	600,000	540,000
Panhandle-Plains, Series A-3, 1.92%, 4/1/31 † (b)	500,000	470,000
		1,010,000

Total Taxable Municipal Bonds (Cost $2,100,000)		1,870,000
U.S. Government Agency Pass –Through Securities — 5.3%
Federal Home Loan Mortgage Corporation — 0.0%
5.38%, 4/1/29, Pool #846367 †	11,284	11,176
Federal National Mortgage Association — 5.3%
3.66%, 6/1/40, Pool #557072 †	13,442	13,245
4.11%, 5/1/34, Pool #784365 †	88,892	90,359
4.33%, 9/1/34, Pool #725897 †	896,216	903,472
4.35%, 6/1/34, Pool #789463 †	277,771	281,017
4.50%, 4/1/13, Pool #254717	470,775	478,667
4.83%, 1/1/35, Pool #810896 †	424,677	432,396
5.04%, 7/1/35, Pool #834933 †	633,379	641,377
5.15%, 10/1/35, Pool #840667 †	4,555,317	4,594,951
5.19%, 11/1/21, Pool #365421 †	52,906	54,394
5.50%, 1/1/10, Pool #687086	36,345	36,821
		7,526,699

American Independence Funds Short Term Bond Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
Small Business Administration — 0.0%
7.88%, 5/1/10	15,393	15,636
6.22%, 5/25/15, Pool #502966 †	12,740	12,863
		28,499
Total U.S. Government Agency Pass-Through Securities (Cost $7,539,304)		7,566,374
U.S. Government Agency Securities — 32.7%
Federal Home Loan Bank — 1.8%
5.00%, 10/2/09	500,000	513,612
4.88%, 5/14/10	2,000,000	2,092,038
		2,605,650
Federal Home Loan Mortgage Corporation — 5.1%
3.25%, 2/25/11	1,500,000	1,546,665
5.88%, 3/21/11	1,000,000	1,045,779
2.75%, 4/11/11	2,000,000	2,046,350
4.63%, 10/25/12	2,500,000	2,699,483
		7,338,277
Federal National Mortgage Association — 25.8%
2.50%, 4/9/10	10,000,000	10,135,019
4.50%, 2/15/11	5,000,000	5,293,060
5.13%, 4/15/11	9,000,000	9,644,373
5.00%, 10/15/11	3,000,000	3,231,387
4.88%, 5/18/12	4,000,000	4,321,528
5.00%, 10/15/20	4,452,883	4,474,690
		37,100,057
Total U.S. Government Agency Securities (Cost $45,342,227)		47,043,984

American Independence Funds Short Term Bond Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Obligations — 24.6%
U.S. Treasury Note — 24.6%
2.88%, 6/30/10	15,000,000	15,473,430
4.25%, 1/15/11	18,600,000	19,862,047

Total U.S. Treasury Obligations (Cost $34,365,025)		35,335,477
	Shares
Money Market — 0.1%
Dreyfus Cash Management Plus (Cost $118,044)	118,044	118,044

Total Investments — 99.5%		142,958,538
(Cost $153,168,690) (a)

Other Assets In Excess Of Liabilities — 0.5%		665,241

NET ASSETS — 100.0%		$143,623,779

(a)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation (depreciation) of securities

(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended.  These securities are considered illiquid, the total aggregate value of which is $3,621,925 or 2.52% of net assets.

†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2009.

See Notes to Schedule of Portfolio of Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
Asset Backed Securities — 1.9%

Harley-Davidson Motorcycle Trust, Series 2005-3, Class A2, 4.41%, 6/15/12	293,711	283,889
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	46,551	46,306
MSDWCC Heloc Trust, Series 2003-1, Class A, .66%, 11/25/15	55,203	33,318
Triad Auto Receivables Owner Trust, Series 2005-B, Class A3, 4.28%, 6/14/10	6,577	6,566
Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, .65%, 6/25/33	33,840	14,393
WFS Financial Owner Trust, Series 2005-3, Class A4, 4.38%, 5/17/13	170,794	169,895
Total Asset Backed Securities (Cost $606,627)		554,367

Collateralized Mortgage Obligations — 15.8%

CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 5.02%, 6/25/34 †	95,013	53,012
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	399,666	411,906
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	159,028	167,327
Fannie Mae, Series 2002-16, Class XU, 5.50%, 4/25/17	2,190,678	2,284,944
Fannie Mae, Series 2002-49, Class KG, 5.50%, 8/25/17	423,846	442,925
Fannie Mae, Series 2003-92, Class HP, 4.50%, 9/25/18	361,582	370,084
Freddie Mac Structured Pass Through Securities, Series T-58, Class 2A, 6.50%, 9/25/43	246,263	252,958
Freddie Mac, Series 3195, Class PN, 6.50%, 8/15/30	181,316	188,200
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, .73%, 4/25/28	58,069	39,093
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, .84%, 3/25/18 †	144,777	128,986
Sequoia Mortgage Trust, Series 10, Class 1A, .76%, 10/20/27	71,781	59,683
Washington Mutual, Series 2003-AR1, Class A6, 5.61%, 3/25/33 †	127,746	104,706
Total Collateralized Mortgage Obligations (Cost $4,434,086)		4,503,824

Corporate Bonds — 32.0%

Basic Materials — 0.5%
Alcoa, Inc., 6.00%, 1/15/12	165,000	149,329

Communications — 3.6%
At&T Mobility LLC, 6.50%, 12/15/11	420,000	441,684
Thomson Reuters Corp., 6.20%, 1/5/12	175,000	172,195
Time Warner Cable, Inc., 6.75%, 7/1/18	250,000	244,147
Verizon Wireless Capital, 8.50%, 11/15/18 (b)	150,000	172,097
		1,030,123

Consumer Discretionary — 3.8%
CVS Caremark Corp., 6.13%, 8/15/16	200,000	203,444
FedEx Corp., 7.52%, 1/15/18	93,979	93,840
Honeywell International, 6.13%, 11/1/11	250,000	261,262
Ingersoll-Rand Co. Ltd., 4.75%, 5/15/15	125,000	113,339
Masco Corp., 5.88%, 7/15/12	175,000	157,595
McDonald's Corp., 8.88%, 4/1/11	125,000	137,208
Thermo Fisher Scientific, 5.00%, 6/1/15	125,000	118,125
		1,084,813

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
Consumer Staples — 1.7%
ConAgra Foods, Inc., 7.88%, 9/15/10	99,000	105,188
Kellogg Co., 6.60%, 4/1/11	210,000	225,799
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	158,452
		489,439

Energy — 3.0%
ConocoPhillips Co., 6.50%, 2/1/39	550,000	547,843
Devon Energy Corp., 6.30%, 1/15/19	140,000	140,092
Marathon Oil Corp., 6.13%, 3/15/12	165,000	165,524
		853,459

Financial — 14.7%
American Express Credit Corp., 5.00%, 12/2/10	175,000	170,833
Bank of America Corp., 7.40%, 1/15/11	300,000	306,575
Bank One Corp., 10.00%, 8/15/10	230,000	242,656
Berkley Corp., 5.13%, 9/30/10	150,000	141,487
Citigroup, Inc., 6.50%, 1/18/11	115,000	113,851
City National Bank, 6.75%, 9/1/11	250,000	237,167
First Tennessee Bank, 5.05%, 1/15/15	200,000	137,459
First Union National Bank NA, 7.80%, 8/18/10	300,000	316,313
Firstar Bank NA, 7.13%, 12/1/09	150,000	154,372
Goldman Sachs Group, Inc., 6.88%, 1/15/11	225,000	227,269
IBM International Group Capital, 5.05%, 10/22/12	300,000	318,009
Liberty Mutual Group, 4.88%, 2/1/10 (b)	150,000	148,444
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	193,112
Merrill Lynch & Co., 6.11%, 1/29/37	190,000	146,511
MetLife, Inc., 5.38%, 12/15/12	80,000	78,604
Morgan Stanley Dean Witter, 6.75%, 4/15/11	250,000	249,958
National City Bank, 5.80%, 6/7/17	250,000	226,355
PNC Funding Corp., 2.30%, 6/22/12	200,000	198,989
U.S. Bank NA, 6.38%, 8/1/11	150,000	156,273
Wells Fargo Bank NA, 6.45%, 2/1/11	400,000	410,768
		4,175,005

Healthcare — 1.8%
Abbott Laboratories, 5.60%, 11/30/17	200,000	213,756
Schering-Plough Corp., 5.30%, 12/1/13	185,000	191,286
Wyeth, 5.95%, 4/1/37	100,000	106,697
		511,739

Industrial — 1.1%
Bemis Co., Inc., 4.88%, 4/1/12	175,000	157,042
General Electric Co., 5.00%, 2/1/13	170,000	169,687
		326,729

Utilities — 1.8%
Duke Energy Corp., 6.30%, 2/1/14	200,000	205,132
Georgia Power Co., 6.00%, 11/1/13	130,000	141,049
Virginia Electric & Power Co., 8.88%, 11/15/38	130,000	167,727
		513,908
Total Corporate Bonds (Cost $9,213,145)		9,134,544

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
Medium Term/Senior Note — 0.8%

Consumer Discretionary — 0.8%
Stanford University, Series A, 6.16%, 4/30/11	225,000	235,231
Total Medium Term/Senior Note (Cost $225,000)		235,231

U.S. Government Agency Pass-Through Securities — 54.8%

Federal National Mortgage Association — 41.8%
4.50%, 5/1/35, Pool #888482, 4.50%, 5/1/35	265,215	267,704
4.61%, 7/1/12, Pool #387461, 4.61%, 7/1/12	1,250,000	1,272,251
4.67%, 1/1/10, Pool #385732, 4.67%, 1/1/10	440,083	442,753
4.68%, 1/1/34, Pool #765657, 4.00%, 1/1/34 †	83,473	84,084
4.73%, 12/1/12, Pool #385682, 4.73%, 12/1/12	441,395	449,608
4.83%, 1/1/35, Pool #810896, 4.83%, 1/1/35	849,355	864,792
4.95%, 6/1/33, Pool #708318, 3.93%, 6/1/33 †	92,428	92,529
5.00%, TBA 30 year, 5.00%, 2/1/35	1,000,000	1,016,562
5.01%, 4/1/11, Pool #387392, 5.01%, 4/1/11	714,331	724,657
5.19%, 11/1/21, Pool #365421, 5.20%, 11/1/21	109,484	112,563
5.50%, 1/1/36, Pool #745428, 5.50%, 1/1/36	2,894,918	2,962,934
6.00%, 1/1/38, Pool #968675, 6.00%, 1/1/38	1,149,585	1,180,097
6.00%, 6/1/38, Pool #889656, 6.00%, 6/1/38	938,603	968,302
6.50%, 8/1/38, Pool #988065, 6.50%, 8/1/38	283,669	295,845
7.00%, TBA 30 year, 7.00%, 2/1/35	1,000,000	1,050,312
Pool #776486, 4.24%, 3/1/34 †	152,701	152,571
		11,937,564
Federal Home Loan Mortgage Corporation — 13.0%
4.50%, 11/1/18, Pool #B10834, 4.50%, 11/1/18	602,699	613,753
5.38%, 4/1/29, Pool #846367, 5.38%, 4/1/29	11,382	11,273
5.50%, 2/1/35, TBA 30 year, 5.50%, 2/1/35	2,000,000	2,046,250
6.50%, 2/1/35, TBA 30 year, 6.50%, 2/1/35	1,000,000	1,042,188
		3,713,464
Total U.S. Government Agency Pass-Through Securities (Cost $15,480,543)		15,651,028

U.S. Government Agency Securities — 6.9%

Fannie Mae, 4.63%, 10/15/14	350,000	383,065
Freddie Mac, 5.00%, 12/14/18	500,000	470,995
Freddie Mac Discount Note, .00%, 5/20/09	600,000	599,410
Tennessee Valley Authority Note, 4.50%, 4/1/18	500,000	519,223
Total U.S. Government Agency Securities (Cost $1,950,912)		1,972,693

Money Market — 1.3%

Federated Government Obligation Fund-Institutional, .68%, 1/1/99	379,474	379,474
Total Money Market (Cost $379,474)		379,474

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	January 31, 2009 - (Unaudited)

Security Description	Value ($)
Total Investments	32,431,161
(Cost $32,289,787) (a) — 113.5%

Liabilities in excess of other assets — (13.5%)	(3,845,583)

NET ASSETS — 100.0%	$28,585,578

Futures Contract — 0.07%
			Unrealized
			Appreciation
Number of Contracts		Notional Amount	(Depreciation)
		($)	($)
Futures Contracts Purchased
3	March 2009 5-Year U.S. Treasury Note	2,717,953	(3,383)
8	March 2009 10-Year U.S. Treasury Note	981,375	21,375
9	March 2009 U.S. Long Bond	1,140,328	10,821
Futures Contracts Sold
-4	March 2009 2-Year U.S. Treasury Note	870,500	(9,979)
			18,834

(a)	See Accompanying Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities.
(b)
Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of  1933, as amended.  These securities are considered illiquid, the total aggregate value of which is $320,541, or  1.1% of  net assets.

† -	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2009.

See Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 97.5%

Kansas — 97.5%

Augusta Waterworks Revenue, Series A, 5.00%, 4/1/19, Callable	1,180,000	1,066,897
10/1/14 @ 100, RADIAN
Basehor Kansas, GO, 4.00%, 9/1/10, Callable 9/1/09 @ 100	750,000	757,058
Bel Aire Kansas, GO, Series A, 4.50%, 6/1/12, Callable 12/1/09 @ 100	1,000,000	1,020,580
Burlington Environmental Improvement Revenue, Series K, 5.25%,
12/1/23, Putable, XLCA†	1,000,000	1,033,490
Butler & Sedgwick County, School District #385, GO
5.00%, 9/1/18, Callable 9/1/15 @ 100, MBIA	2,000,000	2,149,260
5.00%, 9/1/19, Pre-refunded 9/1/10 @ 100, FGIC	100,000	106,527
5.60%, 9/1/12, FSA	1,775,000	1,983,953
Butler County, School District #490, GO
Series B, 5.00%, 9/1/23, Callable 9/1/15 @ 100, FSA	500,000	519,265
Series B, 5.00%, 9/1/24, Callable 9/1/15 @ 100, FSA	395,000	406,344
Series B, 5.00%, 9/1/24, Pre-refunded 9/1/15 @ 100, FSA	690,000	819,734
Cherokee County, COP, 5.00%, 12/1/21, Callable 12/1/15, MBIA	1,170,000	1,263,132
Chisholm Creek, Water & Sewer Revenue
5.25%, 9/1/14, Pre-refunded 9/1/12 @ 100, MBIA	710,000	804,984
5.25%, 9/1/15, Pre-refunded 9/1/12 @ 100, MBIA	400,000	453,512
Coffeyville Community College, Series A, 5.05%, 10/1/25, Pre-refunded
10/1/15 @ 100	1,975,000	2,289,952
Coffeyville Kansas, GO, Series 1, 3.25%, 11/1/11, Callable 11/1/10 @ 100	500,000	512,540
Cowley County, School District #465, GO, 5.25%, 10/1/15, Callable
10/1/13 @ 100, MBIA	1,310,000	1,471,733
Douglas County, GO, Series A, 5.00%, 8/1/18, Callable 8/1/13 @ 100,
AMBAC	1,935,000	2,078,808
Franklin County COP, Mental Health, Callable 9/1/13 @ 100	750,000	764,483
Franklin County, School District #289, GO, Series A, 5.35%, 9/1/11,
Sinkable, FSA	175,000	192,889
Garnett Combined Utility Revenue, 5.00%, 10/1/17, Callable 4/13/09 @
100, MBIA, OID	455,000	455,009
Geary County, School District #475, GO
5.25%, 9/1/18, Callable 9/1/15 @ 100, MBIA	795,000	895,440
5.25%, 9/1/20, Pre-refunded 9/1/15 @ 100, MBIA	2,025,000	2,429,939
5.25%, 9/1/22, Pre-refunded 9/1/15 @ 100, MBIA	1,650,000	1,979,951
Gray County, School District #102, GO
5.00%, 9/1/15, Callable 4/9/09 @ 100,	800,000	800,056
6.80%, 9/1/15, Callable 4/9/09 @ 100	10,000	10,004
Harvey County, School District #373, GO
4.80%, 9/1/18, Callable 4/9/09 @100, FSA, OID	635,000	635,000
5.00%, 9/1/22, Callable 9/1/18 @ 100, MBIA	500,000	518,470
Hoisington Public Building Corp., Health Care Facilities Revenue, 5.00%,
11/1/23, Callable 11/1/14 @ 100, AMBAC	1,700,000	1,780,121
Johnson County Community College, Student Commons & Parking
Revenue, 5.00%, 11/15/24, Callable 11/15/12 @ 100, AMBAC	1,000,000	1,017,480
Johnson County, GO, Series B	1,230,000	1,384,427

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Johnson County, Park & Recreation Foundation Revenue
5.38%, 9/1/16, Callable 9/1/11 @ 100	1,000,000	1,061,470
COP, Series B, 5.00%, 9/1/23, Callable 9/1/13 @ 100	870,000	896,109
Johnson County, School District #231, GO
Series A, 5.00%, 10/1/23, Callable 10/1/14 @ 100, FGIC	1,080,000	1,072,170
Series B, 5.00%, 10/1/25, Callable 10/1/16 @ 100, AMBAC	1,070,000	1,065,142
Johnson County, School District #232, GO
5.00%, 3/1/15, MBIA	500,000	559,860
Series A, 4.35%, 9/1/14, Callable 9/1/13 @ 100, FGIC	600,000	642,594
Series A, 5.25%, 9/1/20, Callable 9/1/15 @ 100, FSA	1,325,000	1,438,221
Series A, 5.25%, 9/1/23, Callable 9/1/15 @ 100, FSA	1,000,000	1,044,560
Johnson County, School District #233, GO
Series A, 5.00%, 9/1/14, Callable 9/1/9 @ 100, FGIC	1,000,000	1,015,840
Series B, 5.50%, 9/1/14, FGIC	325,000	383,780
Johnson County, Water District #1
5.00%, 12/1/13, Callable 12/1/11 @ 100	750,000	813,855
5.00%, 6/1/12, Callable 12/1/11 @ 100	1,000,000	1,088,600
Junction City Kansas, GO
Series A, 4.00%, 6/1/09	1,000,000	1,005,190
Series B, 4.00%, 6/1/09	1,000,000	1,003,590
Junction City, Water & Sewer, GO, Series DI, 4.80%, 9/1/16, Callable
4/13/09 @ 100, MBIA, OID	1,620,000	1,620,081
Kingman County Electric Utility System Revenue, 5.50%, 9/1/23, Pre-
refunded 9/1/12 @ 100, OID	300,000	338,262
Kingman County, School District #331, GO, 5.80%, 10/1/16, Pre-
refunded 10/1/10 @ 100, FGIC, OID	1,545,000	1,668,785
La Cygne, Environmental Improvements Revenue, Kansas City Power
and Light, 4.05%, 3/1/15, XLCA	382,000	403,247
Lawrence Hospital Revenue, Lawrence Memorial Hospital
5.25%, 7/1/21, Callable 7/1/16 @ 100	610,000	561,224
5.38%, 7/1/16, Callable 7/1/13 @ 100	1,000,000	1,006,760
6.00%, 7/1/19, Pre-refunded 7/1/09 @ 100, RADIAN	1,000,000	1,021,060
Lawrence Kansas, GO, Series A, 3.63%, 9/1/19, Callable 9/1/18 @ 100, OID	500,000	518,650
Lawrence Water and Sewer System Revenue
4.30%, 11/1/22, Callable 11/1/18 @ 100	235,000	233,541
4.40%, 11/1/23, Callable 11/1/18 @ 100	245,000	240,553
4.50%, 11/1/24, Callable 11/1/18 @ 100	255,000	248,801
Leavenworth County
School District # 469, GO, Series A, 5.00%, 9/1/24, Pre-refunded 9/1/15
@ 100, FGIC	2,400,000	2,843,112
School District #464, GO, Series A, 5.00%, 9/1/25, Pre-refunded 9/1/15
@ 100, MBIA	1,380,000	1,639,468
Leawood Kansas, GO
Series A, 5.25%, 9/1/16, Pre-refunded 9/1/09 @ 100	340,000	349,421
Series B, 4.05%, 9/1/21, Callable 9/1/17 @ 100	515,000	526,227
Series B, 4.20%, 9/1/23, Callable 9/1/17 @ 100	565,000	566,198
Lenexa Health Care Facilities Revenue, 6.88%, 5/15/32, Pre-refunded
5/15/12 @ 101, OID	1,500,000	1,768,740
Lyon County, School District #253, GO, 5.00%, 9/1/12, FGIC	250,000	275,658
Maize Public Building Commission Revenue, Series A, 5.25%, 5/1/25,
Callable 5/1/11 @ 100	1,000,000	982,770
Maize Water System Revenue, 5.25%, 8/1/26, Callable 8/1/16 @ 100	1,000,000	974,330
Manhattan Kansas, GO
Series A	580,000	618,767
Series A	400,000	453,716
Miami County, School District #367, GO, Series A, 5.00%, 9/1/25,
Callable 9/1/15 @ 100, FSA	1,310,000	1,336,410
Miami County, School District #416, GO, 4.00%, 9/1/15, MBIA	900,000	993,429
Miami County, School District #416, GO, 5.00%, 9/1/20, Callable 9/1/16
@ 100, MBIA	1,125,000	1,206,979
Newton, GO, Series A, 5.00%, 9/1/24, Callable 9/1/14 @ 100, MBIA	1,000,000	1,022,400
Newton, Wastewater Treatment System Revenue, 4.90%, 3/1/12,
Callable 4/16/09 @ 100	700,000	700,105

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Olathe, Health Facilities Revenue, Olathe County Hospital
5.13%, 9/1/22, Callable 9/1/17 @ 100	1,315,000	1,243,240
Series A, 4.13%, 9/1/37, Callable 3/1/12 @ 100†	1,500,000	1,492,455
Olathe, Special Obligation, Tax Increment Revenue
4.75%, 3/1/11, Sinkable 9/1/09 @ 100	790,000	723,506
5.00%, 3/1/16, Sinkable 9/1/11 @ 100	500,000	377,615
5.45%, 9/1/22, Callable 3/1/17 @ 100, OID	660,000	476,771
Overland Park, GO, 5.00%, 9/1/19, Callable 9/1/13 @ 100	630,000	685,163
Pittsburg, Special Obligation, Tax Increment Revenue, 4.90%, 4/1/24,
Callable 4/1/16 @ 100, OID	1,245,000	802,826
Pratt, Kansas Electric System Revenue, Series 2001-1, 5.25%, 5/1/18,
Pre-refunded 5/1/10 @ 100, AMBAC	250,000	264,775
Reno County, School District #308, GO, Series A, 5.00%, 9/1/16, MBIA	1,000,000	1,126,660
Rice County COP, 5.30%, 12/1/19, Pre-refunded 12/1/09 @ 100, MBIA,
OID	1,425,000	1,481,601
Rice County, School District #444, GO, 5.08%, 9/1/14, Callable 4/13/09
@ 100	755,000	755,091
Riley County, School District #383, GO, 5.00%, 11/1/14, Callable 11/1/11
@ 100, MBIA	1,000,000	1,072,410
Roeland, Special Obligation Revenue, 5.38%, 8/1/19, Callable 8/1/15 @
100, OID	500,000	398,260
Salina, Hospital Revenue, Salina Regional Health Center 5.00%, 10/1/20,
Callable 4/1/16 @ 100	460,000	419,768
Salina, Hospital Revenue, Salina Regional Health Center 5.00%, 10/1/23,
Callable 4/1/16 @ 100	470,000	409,126
Saline County, School District #305, GO
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA - Not-refunded	220,000	236,641
5.50%, 9/1/17, Callable 9/1/11 @ 100, FSA - Pre-refunded 9/1/11	780,000	849,818
Scott County, School District #466, GO, 5.25%, 9/1/17, Pre-refunded
9/1/12 @ 100, FGIC	400,000	452,764
Sedgwick County, Public Building Common Revenue, Series 1
4.00%, 8/1/15, Callable 8/1/14 @ 100	500,000	537,200
Sedgwick County, School District #260, GO
5.50%, 10/1/13, Pre-refunded 10/1/09 @ 100, FGIC	1,595,000	1,646,582
5.50%, 10/1/14, Pre-refunded 10/1/09 @ 100, FGIC, OID	1,675,000	1,729,170
Sedgwick County, School District #261, GO
4.00%, 11/1/13, FSA	500,000	550,965
4.75%, 11/1/17, Pre-refunded 11/1/09 @ 100, FSA, OID	1,525,000	1,573,831
5.00%, 11/1/19, Callable 11/1/17 @ 100, FSA	1,000,000	1,114,470
Sedgwick & Shawnee, Single Family Revenue, Series A-2, 6.70%,
6/1/29, Sinkable 12/1/16, GNMA	125,000	125,955
Sedgwick & Shawnee, Single Family Revenue, Series B-1, 8.05%,
5/1/14, GNMA	20,000	20,240
Sedgwick County, Kansas Public Building Common Revenue	450,000	489,303
Sedgwick County, School District #266, GO, 5.00%, 9/1/16, MBIA	150,000	168,999
Sedgwick County, Single Family Revenue, Series A-2, 6.50%, 12/1/16,	20,000	20,034
Sinkable 6/1/09, GNMA
Shawnee County Kansas Certificate of Participation
5.00%, 9/1/22, Callable 9/1/15 @ 100	1,640,000	1,680,541
Shawnee County Kansas, Correction Lake Project, 5.00%, 9/1/23,
Callable 9/1/15 @ 100	1,840,000	1,863,569
Shawnee County, School District #501, 5.00%, 8/1/13, FSA	1,000,000	1,141,190
Shawnee County, Series A	405,000	425,100
Shawnee County, Series A, GO, 5.00%, 9/1/19, Callable 9/1/15 @ 100,
FSA	700,000	762,034
State, Development Finance Authority Housing Development Revenue,
5.35%, 5/20/23, Callable 5/20/13 @ 105, GNMA	1,000,000	1,001,440
State, Development Finance Authority Revenue 5.50%, 3/1/16, Callable
3/1/11 @ 100, AMBAC	650,000	692,309

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
State, Development Finance Authority, Lease Revenue Department of
Administration, Series J2, 0.70%,12/1/34, Sinkable†	3,180,000	3,179,999
State, Development Finance Authority, Lease Revenue, Department of
Juvenile Justice Authority, Series D, 5.25%, 5/1/16, Callable 5/1/11 @
100, MBIA	1,275,000	1,356,957
State, Department of Transportation, Highway Revenue
5.50%, 9/1/14, Escrowed to maturity	1,000,000	1,196,000
Series A, 5.00%, 3/1/20, Callable 3/1/14 @ 100,	1,000,000	1,076,880
Series A, 5.00%, 9/1/11	415,000	453,093
Series B-2, 5.00%, 9/1/22, Callable 9/1/18 @ 100	2,500,000	2,715,824
Series C-1, 6.50%, 9/1/21†	2,600,000	2,600,000
Series C-3, 6.50%, 9/1/23†	1,300,000	1,300,000
State, Development Finance Authority Health Facilities Revenue
Hays Medical Center, Inc., Series L, 5.00%, 11/15/22, Callable 11/15/15
@ 100	500,000	466,445
Hays Medical Center, Inc., Series M, 3.75%, 5/15/26, MBIA†	1,470,000	1,488,419
St. Lukes/Shawnee Mission Health System, Inc., 5.38%, 11/15/16,
Callable 4/13/09 @ 100, MBIA, OID	500,000	500,030
Stormont-Vail Healthcare Inc., Series K, 5.75%, 11/15/12, Callable
11/15/11 @ 100, MBIA	1,000,000	1,095,770
Stormont-Vail Healthcare, Inc., 5.00%, 11/15/27, Callable 11/15/17 @
100, MBIA	1,875,000	1,633,931
Stormont-Vail Healthcare, Inc., Series E, 5.25%, 11/15/23†	1,000,000	974,390
State, Development Finance Authority Revenue
5.00%, 10/1/20, Callable 4/1/13 @ 102, AMBAC	200,000	214,606
5.00%, 10/1/21, Callable 4/1/13 @ 102, AMBAC	2,750,000	2,920,527
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,270,000	1,402,994
5.00%, 10/1/22, Callable 10/1/15 @ 100	1,140,000	1,208,742
5.00%, 11/1/20, Callable 11/1/16 @ 100, FGIC	750,000	813,495
5.00%, 11/1/21, Callable 11/1/16 @ 100, FGIC	500,000	534,005
5.00%, 11/1/25, Callable 11/1/16 @ 100, FGIC	1,000,000	1,019,860
5.00%, 2/1/26, Callable 2/1/16 @ 100, XLCA	2,000,000	1,957,420
5.00%, 4/1/13, Escrowed to maturity, FGIC	150,000	171,215
5.00%, 4/1/15, FGIC	250,000	283,173
5.00%, 4/1/17, Callable 4/1/14 @ 101, FGIC	595,000	657,463
5.00%, 4/1/18, Callable 4/1/14 @ 101, FGIC	370,000	404,380
5.00%, 4/1/18, Pre-refunded 4/1/14 @ 101, FGIC	130,000	152,008
5.00%, 4/1/19, Callable 4/13/09 @ 100, AMBAC, OID	1,000,000	1,001,930
5.00%, 5/1/13, MBIA	500,000	565,265
5.00%, 5/1/16, Callable 5/1/15 @ 100, MBIA	205,000	229,905
5.00%, 5/1/21, Callable 5/1/15 @ 100, AMBAC	2,090,000	2,143,879
5.00%, 8/1/11, AMBAC	380,000	412,505
5.00%, 8/1/11, Callable 8/1/09 @ 100, MBIA	500,000	508,240
5.00%, 8/1/11, Escrowed to maturity, AMBAC	120,000	131,222
5.50%, 8/1/15, Pre-refunded 8/1/11 @ 100, MBIA	1,500,000	1,652,805
Energy Conservation Project, Series J, 5.40%, 4/1/10, Callable 4/13/09
@ 100	245,000	245,069
Series A, 4.00%, 3/1/16	700,000	769,118
Series A, 5.00%, 4/1/20, Callable 4/1/14 @ 101, FGIC	515,000	549,665
Series J, 5.25%, 8/1/19, Callable 8/1/13 @ 100, AMBAC	410,000	437,474
Series K, 5.25%, 11/1/21, Callable 11/1/17 @ 100, MBIA	250,000	272,460
Series K, 5.25%, 11/1/26, Callable 11/1/17 @ 100, MBIA	1,200,000	1,238,952
Series N, 5.00%, 10/1/13, Callable 10/1/12 @ 100, AMBAC	500,000	543,605
Series N, 5.25%, 10/1/17, Callable 10/1/12 @ 100, AMBAC	1,250,000	1,322,688
Series N, 5.25%, 10/1/18, Callable 10/1/12 @ 100, AMBAC	1,610,000	1,695,137
Series N, 5.25%, 10/1/22, Callable 10/1/12 @ 100, AMBAC	1,960,000	2,001,669
Series TR, 5.00%, 10/1/14	350,000	404,278
Series TR, 5.00%, 10/1/16	930,000	1,033,444
Series TR, 5.00%, 10/1/21, Callable 10/1/18 @ 100,	1,585,000	1,860,774
Sisters of Charity Leavenworth, 5.00%, 12/1/25, Callable 4/13/09 @
101, MBIA, OID	735,000	735,750

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
State, Development Finance Authority Revenue, University of Kansas Athletic Facility
5.00%, 6/1/18, Callable 6/1/14 @ 100	1,000,000	1,072,750
5.00%, 6/1/21, Callable 6/1/14 @ 100	1,235,000	1,272,717
Series C, 5.00%, 6/1/28, Callable 6/1/15 @ 100	2,475,000	2,385,702
State, Development Finance Authority Water Pollution Control Revenue
5.00%, 11/1/19, Callable 11/1/11 @ 100	2,000,000	2,096,360
5.00%, 11/1/24, Callable 11/1/13 @ 100	1,000,000	1,026,650
5.25%, 11/1/10	650,000	694,291
5.25%, 5/1/11, Callable 4/13/09 @ 100	320,000	323,078
5.50%, 11/1/13, Callable 11/1/12 @ 100	900,000	1,022,391
5.50%, 11/1/15	200,000	242,112
5.50%, 11/1/18, Pre-refunded 11/1/12 @ 100	925,000	1,064,583
5.50%, 11/1/19, Callable 11/1/12 @ 100	960,000	1,042,522
State, Development Finance Authority, Water Supply Revenue
5.00%, 4/1/10	1,000,000	1,047,370
5.00%, 4/1/23, Callable 4/1/14 @ 100	1,725,000	1,798,882
6.00%, 4/1/27, Callable 4/1/13 @ 100	2,000,000	2,101,640
State, Independent College Finance Authority
Friends University, 4.75%, 10/1/21, Callable 10/1/11 @ 100	750,000	570,510
Newman University, 6.00%, 10/1/21, Callable 4/13/09 @ 100	1,500,000	1,500,030
State, Turnpike Authority, Turnpike Revenue, Series A-2, 5.00%, 9/1/20,
Callable 9/1/14 @ 101, FSA	500,000	530,305
Sumner County, School District #357, GO, 5.55%, 9/1/13, Callable
4/16/09 @ 100, AMBAC, OID	95,000	95,019
Topeka Public Building Common Revenue, Series A, 5.00%, 6/1/13, MBIA	1,140,000	1,291,107
University of Kansas Hospital Authority Health Facilities Revenue
0.70%, 9/1/34, Sinkable 9/1/09 @ 100†	1,565,000	1,565,000
5.00%, 9/1/21, Callable 9/1/16 @ 100	1,000,000	943,420
5.25%, 9/1/13, Pre-refunded 9/1/12 @ 100	450,000	505,175
5.50%, 9/1/11, Escrowed to maturity	300,000	329,955
5.63%, 9/1/27, Pre-refunded 9/1/12 @ 100, OID	275,000	312,282
5.63%, 9/1/32, Pre-refunded 9/1/12 @ 100, OID	1,100,000	1,249,127
6.00%, 9/1/16, Pre-refunded 9/1/12 @ 100	1,120,000	1,286,342
Series A, 5.40%, 9/1/13, Pre-refunded 9/1/09 @ 100, AMBAC, OID	275,000	282,208
Series A, 5.50%, 9/1/15, Pre-refunded 9/1/09 @ 100, AMBAC, OID	1,645,000	1,689,053
Washburn University Revenue, Series B, 5.50%, 7/1/16, Callable 7/1/09
@100, AMBAC	250,000	253,265
Wichita, Hospital Facilities Revenue
Series III, 5.00%, 11/15/13, Callable 11/15/11 @ 101, OID	295,000	302,528
Series III, 5.25%, 11/15/15, Callable 11/15/11 @ 101, OID	335,000	341,405
Series III, 5.50%, 11/15/17, Callable 11/15/11 @ 101, OID	500,000	508,300
Series III, 6.25%, 11/15/19, Callable 11/15/11 @ 101	750,000	773,010
Series XI, 6.38%, 11/15/19, Callable 11/15/09 @ 101, OID	700,000	712,649
Series XI, 6.75%, 11/15/14, Callable 11/15/09 @ 101	1,000,000	1,026,790
Series XI, 6.75%, 11/15/19, Callable 11/15/09 @ 101	2,000,000	2,043,341
Wichita, Sales Tax Revenue, GO
5.00%, 10/1/12	2,325,000	2,611,812
5.00%, 4/1/17, Callable 4/16/09 @ 101	200,000	202,770
Wichita, Water & Sewer Utility Revenue
4.70%, 10/1/12, Callable 4/16/09 @ 100, FGIC, OID	2,000,000	2,000,080
5.00%, 10/1/12, FGIC, GO	1,000,000	1,112,030
5.00%, 10/1/13, FGIC	800,000	895,248
5.25%, 10/1/15, Callable 10/1/13 @ 100, FGIC	350,000	386,708
5.25%, 10/1/17, Callable 10/1/13 @ 100, FGIC	2,000,000	2,158,960
Series B, 5.00%, 10/1/16, Callable 10/1/14 @ 100, FGIC	500,000	555,515
Wyandotte County
School District #202, Series A, GO, 5.00%, 9/1/13, AMBAC	1,000,000	1,110,620
School District #204, Series A, GO, 5.00%, 9/1/24, Callable 9/1/15 @
100, FGIC	1,000,000	995,680

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Wyandotte County, Government Transportation Development Revenue
Cabelas Project, 5.00%, 12/1/21, Callable 6/1/16 @ 100, OID	1,195,000	983,246
Legends Village West Project, 4.60%, 10/1/16, Sinkable 10/1/09 @ 100	225,000	174,389
Legends Village West Project, 4.88%, 10/1/28, Callable 10/1/16 @ 100,
OID	480,000	285,974
Wyandotte County, Government Utility System Revenue
4.75%, 8/1/34, Callable 8/1/11 @ 103, SPA	2,480,000	2,495,823
4.75%, 9/1/18, Callable 4/16/09 @ 101, MBIA, OID	2,000,000	2,021,860
6.00%, 5/1/15, Callable 5/1/11 @ 100, MBIA	1,975,000	2,146,805
Series A, 5.00%, 9/1/24, Callable 3/1/19 @100, BHAC	200,000	206,874
Series B, 5.00%, 9/1/24, Callable 9/1/14 @ 100, FSA	250,000	251,925
Wyandotte County, School District #500, GO
5.25%, 9/1/12, Pre-refunded 9/1/11 @ 100, FSA	1,805,000	1,993,189
5.25%, 9/1/15, Callable 9/1/13 @ 102, FSA	1,000,000	1,141,640
5.50%, 9/1/16, Pre-refunded 9/1/12 @ 100, FSA	300,000	343,872

Total Municipal Bonds (Cost $4,497)		208,532,484

	Shares
Money Market — 2.1%

Federated Tax-Exempt Money Market Fund	4,497,272	4,497,272

Total Money Market (Cost $ 4,497,272)		4,497,272

Total Investments		213,029,756
(Cost $209,774,020) (a) — 99.6%

Other assets in excess of liabilities — 0.4%		878,304

Net Assets — 100.0%		$213,908,060

(a)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation(depreciation) of securities
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2009.
AMBAC – Insured by American Municipal Bond Insurance Corp.
COP – Certificate of Participation
FGIC – Insured by Financial Guaranty Insurance Co.
FSA – Insured by Federal Security Assurance
GNMA – Government National Mortgage Association
GO – General Obligation
MBIA – Insured by Municipal Bond Insurance Organization
OID – Original Issue Discount
RADIAN – Insured by RADIAN Guaranty, Inc.
XLCA – Insured by XL Capital Assurance

See Accompanying Notes to Schedule of Portfolio Investments

American Independence Funds International Bond Fund	Schedule of Portfolio Investments January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 4.5%

Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.74%, 5/10/45 †	450,000	339,676
Chase Funding Mortgage Loan, Series 2002-2, Class 2A1, .89%, 5/25/32 †	26,195	18,718
GS Mortgage Securities Corp., Series 2006-GG6, Class A4, 5.55%, 4/10/38	380,000	290,723
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	560,000	392,310
Morgan Stanley Capital I, Series 2004-T15, Class A4, 5.27%, 6/13/41 †	290,000	259,585
Morgan Stanley Dean Witter Capital I, Series 2001-TOP 5, Class A4, 6.39%, 10/15/35	290,000	285,790
Okeanos Investment Corp., Series 1, Class RB, 1.65%, 3/30/11 †	400,000	389,500
Total Asset-Backed Securities (Cost $2,402,880)		1,976,302

Foreign Bonds — 91.0%

Australia — 0.3%
Australian Government, 5.25%, 3/15/19	210,000	145,868
Belgium — 2.7%
Belgium Kingdom, 4.00%, 3/28/18	930,000	1,163,229
Canada — 0.7%
Canadian Government, 5.00%, 6/1/37	308,000	305,263
Denmark — 0.6%
Danske Bank, 5.13%, 11/12/12 †	100,000	122,093
Dong Energy, 4.63%, 6/21/11	100,000	127,217
		249,310
France — 4.8%
Compagnie de Saint-Gobain, 6.50%, 3/17/10	120,000	153,975
France (Gov't. of), 5.00%, 4/25/12	20,000	27,708
France (Gov't. of), 5.00%, 10/25/16	65,000	91,875
France (Gov't. of), 5.75%, 10/25/32	27,000	41,827
France Telecom, 7.00%, 12/23/09	180,000	237,164
French Treasury Note, 4.00%, 9/12/09	830,000	1,079,813
HSBC France, 5.75%, 6/19/13	350,000	466,121
		2,098,483
Germany — 3.7%
Bundesrepublic Deutschland, 4.50%, 1/4/13	30,000	41,542
Bundesrepublic Deutschland, 6.50%, 7/4/27	55,000	91,802
Bundesrepublic Deutschland, 4.00%, 1/4/37	355,000	457,397
KFW, 4.00%, 4/8/11	730,000	967,288
Munich RE, 5.77%, 6/29/49	50,000	35,534
		1,593,563

American Independence Funds International Bond Fund	Schedule of Portfolio Investments January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Italy — 3.0%
Buoni Poliennali Del Tesoro, 4.50%, 8/1/18	235,000	299,904
Buoni Poliennali Del Tesoro, 5.75%, 2/1/33	470,000	631,261
Intesa Sanpaolo SpA, 6.38%, 4/6/10	280,000	364,816
		1,295,981
Japan — 30.4%
Japan Government 10 Year Issue Series 279, 2.00%, 3/20/16	99,000,000	1,186,647
Japan Government 10 Year Issue Series 293, 1.80%, 6/20/18	102,000,000	1,194,893
Japan Government 2 Year Issue Series 270, .90%, 7/15/10	500,000,000	5,607,720
Japan Government 20 Year Issue Series 90, 2.20%, 9/20/26	114,000,000	1,336,014
Japan Government 30 Year Issue Series 25, 2.30%, 12/20/36	55,000,000	650,005
Japan Government 5 Year Issue Series 70, .80%, 3/20/13	293,000,000	3,282,879
		13,258,158
Luxembourg — 1.9%
Gaz Capital SA, 5.03%, 2/25/14 (b)	190,000	172,738
Merck-Finanz AG, 3.75%, 12/7/12	190,000	231,566
SES Global SA, 4.00%, 3/15/11	180,000	221,316
Telecom Italia Fin SA, 7.00%, 4/20/11	170,000	221,712
		847,332
Netherlands — 7.9%
Arena BV, Series 2003-I, Class A2, 4.30%, 5/19/55 †	1,000,000	1,249,655
BMW Finance NV, 3.88%, 4/6/11	130,000	164,307
Delphinus BV, Series 2003-I, Class A2, 4.12%, 4/25/93 (b) †	1,000,000	1,270,706
EADS Finance BV, 4.63%, 3/3/10	180,000	230,684
Netherlands Government, 5.50%, 7/15/10	395,000	533,107
		3,448,459
Poland — 0.4%
Poland Government Series 1015, 6.25%, 10/24/15	640,000	192,016
Singapore — 1.8%
Singapore Government, 4.00%, 9/1/18	1,000,000	772,487
Sweden — 0.5%
Skandinaviska Enskilda*, 4.13%, 5/28/15 †	170,000	210,366

American Independence Funds International Bond Fund	Schedule of Portfolio Investments January 31, 2009 (Unaudited)

Security Description	Principal ($)	Value ($)
Switzerland — 1.0%
Credit Suisse London, 6.13%, 8/5/13	350,000	454,344
United Kingdom — 22.2%
Bank of Scotland PLC, 5.50%, 7/27/09	360,000	460,747
Bank of Scotland PLC, 5.50%, 10/29/12	350,000	417,786
Barclays Bank PLC, 4.25%, 10/27/11	360,000	480,257
Citibank Credit Card Issuance Trust, Series 2004-A2, Class A, 4.17%, 5/24/13 †	700,000	780,839
Clerical Medical Finance PLC, 4.25%, 6/24/49 †	290,000	149,670
Granite Master Issuer PLC, Series 2005-1, Class A5, 2.93%, 12/20/54 (b) †	333,036	291,991
Lloyds TSB Capital 1, 7.38%, 12/7/49 †	140,000	84,256
RMAC PLC, Series 2004-NS3X, Class A2A, 5.89%, 12/12/36 †	70,305	82,905
RMAC PLC, Series 2004-NSP4, Class A2, 3.38%, 12/12/36 †	95,988	119,247
Rolls-Royce PLC, 4.50%, 3/16/11	60,000	76,453
Southern Pacific Securities, Series 2005-1X, Class A2A, 3.64%, 6/10/43 †	33,078	41,067
United Kingdom Treasury, 4.50%, 3/7/13	3,315,000	5,181,593
United Kingdom Treasury, 4.00%, 9/7/16	60,000	89,754
United Kingdom Treasury, 4.50%, 3/7/19	542,000	824,723
United Kingdom Treasury, 4.25%, 12/7/55	440,000	629,301
		9,710,589
United States — 9.1%
Bertelsmann US Finance, 4.63%, 6/3/10	160,000	206,045
Citibank, 5.38%, 4/11/11	650,000	811,815
Daimler North America Corp., 4.13%, 11/18/09	130,000	164,510
JPMorgan Chase & Co., 4.38%, 11/12/19 †	100,000	102,420
JPMorgan Chase Bank NA, 4.63%, 5/31/17 †	100,000	112,683
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A, 5.60%, 7/17/14 †	1,100,000	1,354,022
MBNA Credit Card Trust, 4.50%, 1/17/14	1,000,000	1,115,037
RBS Capital Trust, 4.24%, 12/12/49 †	160,000	45,073
RBS Capital Trust, 6.47%, 12/29/49 †	180,000	55,317
		3,966,922
Total Foreign Bonds (Cost $39,633,869)		39,712,370
U.S. Government Agency Security — 0.7%
Freddie Mac Discount Note, 3/25/09	300,000	299,915
Money Market — 0.7%
Dreyfus Cash Management Plus, 1.29%	320,654	320,654
Total Money Market (Cost $320,654)		320,654
Total Investments		42,309,241
(Cost $42,831,968) (a) — 96.9%
Other Assets In Excess Of Liabilities — 3.1%		1,347,792
NET ASSETS — 100.0%		$43,657,033

American Independence Funds International Bond Fund	Schedule of Portfolio Investments January 31, 2009 (Unaudited)

Futures Contracts 0.07%
Number of Contracts	Futures Contract	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
Futures Contracts Purchased
9	March 2009 Canadian 10-Year Bond	$1,116,180		$(9,750)
21	March 2009 Euro-Bobl Note	2,427,495		10,730
25	March 2009 Euro-Bund Note	3,059,250		(48,057)
10	March 2009 Euro-Buxl Note	984,000		(102,416)
5	March 2009 Long Gilt Note	587,100		(16,397)
2	March 2009 Japan 10-Year Note	277,820		(7,748)
Futures Contracts Sold
-5	March 2009 Euro-Schatz Note	$539,000		$(4,724)
-19	March 2009 10-Year U.S. Treasury Note	2,330,766		43,419

			$	(134,943)

(a)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities
(b)
These securities have been determined to be illiquid.  There values and percentage of net assets are:  Gaz Capital SA, 172,738, 0.4%; Delphinus BV, 1,270,706, 2.9%;  Granite Master Issuer PLC, 291,991, 0.7%.

†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at January 31, 2009.
PLC	Public Liability Company

See Notes to Schedule of Portfolio Investments

American Independence Funds U.S. Inflation-Indexed Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities 99.6%
U.S. Treasury Inflation-Indexed Bonds 30.6%
2.38%, 1/15/25	9,591,060	9,375,261
2.00%, 1/15/26	6,381,497	5,908,871
3.63%, 4/15/28	5,010,264	5,777,461
3.88%, 4/15/29	5,589,216	6,673,870
		27,735,463
U.S. Treasury Inflation-Indexed Notes 69.0%
2.38%, 4/15/11	4,875,644	4,903,069
3.00%, 7/15/12	16,998,848	17,609,752
2.00%, 7/15/14	7,503,594	7,461,386
1.88%, 7/15/15	7,665,295	7,562,289
2.00%, 1/15/16	9,719,593	9,658,846
2.50%, 7/15/16	4,265,420	4,380,053
2.38%, 1/15/17	8,912,131	9,084,803
2.38%, 1/15/27	1,898,442	1,861,065
		62,521,263
Total U.S. Treasury Inflation-Indexed Securities (Cost $86,352,064)		90,256,726
Money Market 0.1%	Shares
Dreyfus Cash Management Plus	110,963	110,963
Total Money Market (Cost $110,963)		110,963
Total Investments — 99.7%		90,367,689
(Cost $86,463,027) (a)
Other assets in excess of liabilities — 0.3%		232,874
NET ASSETS — 100.0%		$90,600,563

See Notes to Schedule of Portfolio Investments

American Independence Funds U.S. Inflation-Indexed Fund	Schedule of Portfolio Investments January 31, 2009 - (Unaudited)

Futures Contracts 0.05%

Number of Contracts	Futures Contract	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
Futures Contracts Purchased
5	March 2009 2-Year U.S. Treasury Note	$1,088,125	$(2,122)
20	March 2009 10-Year U.S. Treasury Note	2,453,438	(59,594)

Futures Contracts Sold
-23	March 2009 5-Year U.S. Treasury Note	2,717,953	39,272
-10	March 2009 U.S. Long Bond	1,267,031	71,412
			$48,968

(a)	See Notes to Schedule of Portfolio Investments for tax unrealized appreciation/(depreciation) of securities.

See Notes to Schedule of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Common Stocks — 28.9%
Basic Materials — 1.6%
Agnico-Eagle Mines Ltd.	12	641
Agrium, Inc.	12	402
Air Products & Chemicals, Inc.	27	1,358
Airgas, Inc.	91	3,213
AK Steel Holding Corp.	85	686
Albermarle Corp.	53	1,179
Alcoa, Inc.	147	1,145
Allegheny Technologies, Inc.	86	1,900
Anglo American PLC	284	5,210
Antofagasta PLC	1,996	12,149
Ashland, Inc.	99	794
Barrick Gold Corp.	60	2,257
BASF SE	459	13,448
BlueScope Steel Ltd.	2,209	4,955
Cabot Corp.	47	628
Cameco Corp.	23	381
Carpenter Technology Corp.	129	2,129
CF Industries Holdings, Inc.	39	1,833
Chemtura Corp. (a)	194	146
Ciba Specialty Chemicals AG	8	338
Cleveland-Cliffs, Inc.	72	1,668
Cytec Industries, Inc.	126	2,575
Domtar Corp. (a)	481	717
Dow Chemical Co.	184	2,133
Eastman Chemical Co.	97	2,517
Ecolab, Inc.	169	5,739
EI Du Pont de Nemours & Co.	160	3,674
Equinox Minerals Ltd. (a)	28	34
Ferro Corp.	122	483
First Quantum Minerals Ltd.	5	89
FMC Corp.	85	3,793
FNX Mining Co., Inc. (a)	13	36
Gold Corp., Inc.	50	1,481
Harry Winston Diamond Corp.	10	40
HB Fuller Co.	198	2,766
HudBay Minerals, Inc. (a)	20	80
Iamgold Corp.	60	411
Incitec Pivot Ltd.	7,089	12,027
Inmet Mining Corp.	5	85
International Flavors & Fragra, Inc.	69	1,975
International Paper Co.	58	529
Ivanhoe Mines Ltd. (a)	35	96
Kaneka Corp.	2,060	11,144
Kinross Gold Corp.	41	726
Koninklijke DSM NV	494	11,892
Louisiana-Pacific Corp.	228	474
Lubrizol Corp.	69	2,354
Lundin Mining Corp. (a)	38	26
MeadWestvaco Corp.	217	2,526

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Methanex Corp.	4	31
Minerals Technologies, Inc.	48	1,815
Monsanto Co.	140	10,648
Newmont Mining Corp.	126	5,012
Newmont Mining Corp. of CD - EX	9	355
Nisshin Steel Co. Ltd.	5,128	8,734
Nova Chemicals Corp.	13	24
Nucor Corp.	65	2,651
Olin Corp.	240	3,372
OM Group, Inc. (a)	29	562
Orica Ltd.	904	7,778
OZ Minerals Ltd.	468	223
Packaging Corp. of America	77	1,093
Plum Creek Timber Co., Inc.	213	6,554
Potash Corporation of Saskatchewan, Inc.	21	1,282
PPG Industries, Inc.	24	902
Praxair, Inc.	86	5,354
Rautaruukki OYJ	102	1,626
Rayonier, Inc.	90	2,650
Rohm & Haas Co.	187	10,321
RPM International, Inc.	453	5,576
RTI International Metals, Inc. (a)	58	772
Schulman A, Inc.	67	1,015
Sensient Technologies Corp.	146	3,139
Sigma-Aldrich Corp.	89	3,211
Silver Standard Resources, Inc. (a)	14	283
Solvac SA	2	169
Teck Cominco Ltd.	31	120
ThyssenKrupp AG	340	6,962
Titanium Metals Corp.	53	374
United States Steel Corp.	124	3,724
Uranium One, Inc. (a)	42	63
Valspar Corp.	292	5,066
Voestalpine AG	201	3,917
Vulcan Materials Co.	84	4,155
Wausau Paper Corp.	130	1,236
Weyerhaeuser Co.	28	766
Yamana Gold, Inc.	45	365
Yamato Kogyo Co. Ltd.	1,068	11,021
Yara International ASA	518	11,724
Zep, Inc.	36	396
		261,923

Communications — 2.6%
3Com Corp. (a)	320	746
Adaptec, Inc. (a)	293	817
AH Belo Corp.	75	150
Akamai Technologies, Inc. (a)	153	2,062
Amazon.Com, Inc. (a)	71	4,176
American Tower Corp. (a)	102	3,095
Anixter International, Inc. (a)	99	2,671
Arris Group, Inc. (a)	52	370
AT&T, Inc.	1,075	26,467
Avocent Corp. (a)	70	1,005
BCE, Inc.	58	968
Belo Corp.	379	542
Black Box Corp.	42	917
CBS Corp.	79	452

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
CenturyTel, Inc.	105	2,850
Check Point Software Technologies Ltd. (a)	193	4,375
Ciena Corp. (a)	196	1,223
Cincinnati Bell, Inc. (a)	842	1,170
Cisco Systems, Inc. (a)	1,577	23,608
Cogeco Cable, Inc.	2	56
Comcast Corp. - A Shares	596	8,731
CommScope, Inc. (a)	190	2,740
Corning, Inc.	432	4,368
Corus Entertainment, Inc.	4	43
Digital River, Inc. (a)	85	2,105
DIRECTV Group, Inc. (a)	252	5,519
eBay, Inc. (a)	365	4,387
Embarq Corp.	189	6,751
Expedia, Inc. (a)	228	2,036
F5 Networks, Inc. (a)	246	5,454
Fairpoint Communications, Inc.	8	22
Frontier Communications Corp.	339	2,749
Gannett Co., Inc.	243	1,402
Google, Inc. (a)	60	20,312
Harmonic, Inc. (a)	214	1,102
Harris Corp.	138	5,974
Harte-Hanks, Inc.	127	800
Hellenic Telecommunications Organization SA	22	335
Idearc, Inc.	119	8
Interpublic Group of Companies, Inc. (a)	467	1,555
Interwoven, Inc. (a)	95	1,498
j2 Global Communications, Inc. (a)	82	1,606
JDS Uniphase Corp. (a)	145	526
John Wiley & Sons, Inc.	149	5,279
Juniper Networks, Inc. (a)	105	1,487
Lamar Advertising Co. (a)	48	432
Manitoba Telecom Services, Inc.	9	263
McAfee, Inc. (a)	126	3,842
Meredith Corp.	119	1,900
NetFlix, Inc. (a)	131	4,734
NeuStar, Inc. (a)	50	681
News Corp., Class A	500	3,195
Nippon Telegraph & Telephone Corp.	400	19,591
Nippon Telegraph & Telephone Corp. - ADR	400	9,628
Nokia OYJ	496	6,091
NTT DoCoMo, Inc.	9	15,869
NTT DoCoMo, Inc. - SPON ADR	600	10,332
Plantronics, Inc.	134	1,360
Polycom, Inc. (a)	75	1,054
Portugal Telecom SGPS SA	1,040	8,390
Qualcomm, Inc. (a)	427	14,753
RF Micro Devices, Inc. (a)	817	882
Rogers Communications, Inc.	33	930
Shaw Communications, Inc.	27	438
Softbank Corp.	809	12,734
Sprint Nextel Corp. (a)	382	928
Swisscom AG	41	12,931
Symantec Corp. (a)	221	3,388
Tekelec (a)	163	2,024
Telephone & Data Systems, Inc.	35	1,068
Tellabs, Inc. (a)	474	1,958
Telus Corp.	13	368
Telus Corp. - Non Voting Shares	11	294

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
The McGraw-Hill Companies, Inc.	84	1,847
The New York Times Co.	169	840
The Walt Disney Co.	453	9,368
The Washington Post Co.	5	1,953
Thomson Corp.	13	318
Time Warner, Inc.	988	9,218
United Online, Inc.	163	998
ValueClick, Inc. (a)	304	1,900
VeriSign, Inc. (a)	172	3,321
Verizon Communications, Inc.	491	14,666
Viacom, Inc. (a)	158	2,331
Virgin Media, Inc.	261	1,185
Vivendi SA	563	14,570
Vodafone Group PLC	14,589	27,421
Vodafone Group PLC - SP ADR	500	9,295
Websense, Inc. (a)	71	795
Windstream Corp.	565	4,904
WPP Group PLC	1,882	10,650
Yahoo!, Inc. (a)	352	4,129
Yellow Pages Income Fund	40	209
		424,485

Consumer, Cyclical — 2.8%
99 Cents Only Stores (a)	170	1,425
Abercrombie & Fitch Co.	69	1,232
Advance Auto Parts, Inc.	41	1,342
Aeropostale, Inc. (a)	161	3,399
Alaska Air Group, Inc. (a)	126	3,321
Alimentation Couche Tard, Inc.	26	301
Apollo Group, Inc. (a)	130	10,590
ArvinMeritor, Inc.	203	355
AutoNation, Inc. (a)	122	1,132
AutoZone, Inc. (a)	45	5,980
Bed Bath & Beyond, Inc. (a)	275	6,388
Best Buy Co., Inc.	89	2,494
Big Lots, Inc. (a)	213	2,865
BJ's Wholesale Club, Inc. (a)	53	1,520
Bob Evans Farms, Inc.	109	1,914
Borders Group, Inc.	139	61
BorgWarner, Inc.	82	1,384
Boyd Gaming Corp. (a)	47	226
Brightpoint, Inc. (a)	132	618
Brinker International, Inc.	91	998
Brink's Home Security Holdings, Inc. (a)	97	2,218
Brunswick Corp.	303	842
Callaway Golf Co.	192	1,461
Canadian Tire Corp. Ltd	6	200
Canon Marketing Japan, Inc.	227	3,389
CarMax, Inc. (a)	200	1,654
Carnival Corp.	56	1,019
Casey's General Stores, Inc.	156	3,315
Cato Corp.	80	1,058
Chico's FAS, Inc. (a)	596	2,360
Christopher & Banks Corp.	116	450
Cintas Corp.	140	3,185
Citizen Holdings Co. Ltd.	58	239
Coach, Inc. (a)	66	964
Coca-Cola Amatil Ltd.	1,522	8,849

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Compagnie Financiere Richemont SA	365	5,351
Copart, Inc. (a)	155	3,734
Costco Wholesale Corp.	120	5,404
CVS Caremark Corp.	383	10,295
Darden Restaurants, Inc.	138	3,618
Dean Foods (a)	158	3,056
Deckers Outdoor Corp. (a)	31	1,619
Dick's Sporting Goods, Inc. (a)	243	2,675
DineEquity, Inc. (a)	29	256
DR Horton, Inc.	276	1,645
Dress Barn, Inc. (a)	120	1,034
Ethan Allen Interiors, Inc.	71	809
Family Dollar Stores, Inc.	120	3,332
FamilyMart Co. Ltd.	219	8,045
Fastenal Co.	128	4,375
Fiat SpA	1,980	9,723
Foot Locker, Inc.	127	935
Ford Motor Co. (a)	401	750
Fossil, Inc. (a)	115	1,327
Fred's, Inc.	97	995
Furniture Brands International, Inc. (a)	118	242
GameStop Corp. (a)	144	3,568
General Motors Corp. (a)	59	178
Genesco, Inc. (a)	39	601
Genuine Parts Co.	186	5,956
Gildan Activewear, Inc. (a)	14	150
GOME Electrical Appliances Holdings Ltd.	1,224	177
Group 1 Automotive, Inc.	64	638
Guess?, Inc.	37	595
Gymboree Corp. (a)	78	1,911
Harman International Industries, Inc.	45	724
Hasbro, Inc.	156	3,764
Herman Miller, Inc.	42	462
HJ Heinz Co.	40	1,460
Home Depot, Inc.	336	7,234
HSN, Inc. (a)	40	190
Ingram Micro, Inc. (a)	120	1,472
Insight Enterprises, Inc. (a)	139	720
Interface, Inc.	89	363
International Game Technology	81	859
International Speedway Corp.	78	1,816
Interval Leisure Group, Inc. (a)	40	200
J Crew Group, Inc. (a)	134	1,340
Jack in the Box, Inc. (a)	195	4,405
Jakks Pacific, Inc. (a)	68	1,247
Jardine Cycle & Carriage Ltd.	1,047	7,490
JC Penney Co., Inc.	206	3,451
JetBlue Airways Corp. (a)	705	3,969
Johnson Controls, Inc.	71	888
Jones Apparel Group, Inc.	182	630
Kohls Corp. (a)	71	2,606
Lawson, Inc.	214	10,624
La-Z-Boy Inc.	157	152
LIFE TIME FITNESS, Inc. (a)	110	1,629
Limited Brands, Inc.	318	2,519
Liz Claiborne, Inc.	84	185
Lowe’s Companies., Inc.	410	7,491
Macy's, Inc.	61	546
Magna International, Inc.	8	224

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Marks & Spencer Group PLC	4,093	13,701
Marriott International, Inc.	58	946
Marui Group Co. Ltd.	1,851	9,787
Mattel, Inc.	462	6,556
McDonald’s Corp.	241	13,982
Men's Wearhouse, Inc.	125	1,456
Modine Manufacturing Co.	74	203
Mohawk Industries, Inc. (a)	58	1,862
MSC Industrial Direct Co.	146	5,002
Newell Rubbermaid, Inc.	320	2,586
Nordstrom, Inc.	148	1,878
Nutri/Systems, Inc.	54	696
OfficeMax, Inc. (a)	253	1,394
OPAP SA	299	8,729
O'Reilly Automotive, Inc. (a)	78	2,267
Oshkosh Truck Corp.	50	361
P.F. Chang's China Bistro, Inc. (a)	42	745
Pacific Sunwear of California, Inc. (a)	174	218
Panasonic Corp.	600	7,188
Panera Bread Co. (a)	78	3,664
Parkson Retail Group Ltd. (a)	325	448
PEP Boys-Manny Moe & Jack	99	286
PetSmart, Inc.	92	1,727
Peugeot SA	727	12,386
Phillips-Van Heusen Corp.	138	2,625
Pinnacle Entertainment, Inc. (a)	99	671
Polo Ralph Lauren Corp.	42	1,723
Pool Corp.	83	1,316
Priceline.com, Inc. (a)	19	1,275
Qantas Airways Ltd.	3,594	5,595
Quicksilver, Inc. (a)	466	979
Radio Shack Corp.	111	1,272
Regis Corp.	113	1,271
RONA, Inc. (a)	23	227
Ross Stores, Inc.	155	4,560
Ruby Tuesday, Inc. (a)	132	164
Ryland Group, Inc.	175	2,730
Saks, Inc. (a)	423	1,066
Sankyo Co. Ltd.	213	10,338
Scientific Games Corp. (a)	48	603
Sears Holdings Corp. (a)	11	450
Seven & I Holdings Co. Ltd.	168	4,554
Shoppers Drug Mart Corp.	15	555
Skywest, Inc.	193	3,020
Southwest Airlines Co.	137	963
Staples, Inc.	147	2,343
Starbucks Corp. (a)	183	1,728
Starwood Hotels & Resorts Worldwide, Inc.	139	2,102
Superior Industries International, Inc.	55	565
Target Corp.	205	6,396
Tech Data Corp. (a)	170	3,079
The Cheesecake Factory (a)	142	1,233
The Finish Line, Inc.	12	57
Ticketmaster Entertainment, Inc. (a)	40	238
Tim Hortons, Inc.	17	418
TJX Companies, Inc.	110	2,136
Toll Brothers, Inc. (a)	136	2,315
Toro Co.	118	3,494
Toyoda Gosei Co. Ltd.	415	4,749

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Tractor Supply Co. (a)	85	2,865
Under Armour, Inc. (a)	79	1,462
United Stationers, Inc. (a)	65	1,821
Urban Outfitters, Inc. (a)	77	1,200
VF Corp.	92	5,154
Walgreen Co.	274	7,510
Wal-Mart Stores, Inc.	439	20,685
Watsco, Inc.	40	1,322
Wendy's/Arby's Group, Inc.	416	2,097
Westjet Airlines Ltd. (a)	7	74
Whirlpool Corp.	104	3,477
WMS Industries, Inc. (a)	143	3,177
Wolverine World Wide, Inc.	245	4,444
World Fuel Services Corp.	48	1,621
WW Grainger, Inc.	68	4,961
Wyndham Worldwide Corp.	189	1,159
Wynn Resorts Ltd. (a)	22	662
Yum! Brands, Inc.	128	3,663
Zale Corp. (a)	175	217
		472,851

Consumer, Non-Cyclical — 3.3%
ABC Learning Centres Ltd.	86	30
Accenture Ltd.	128	4,040
Administaff, Inc.	37	780
Alberto-Culver Co.	74	1,810
Alliance Data Systems Corp. (a)	100	4,159
Altria Group, Inc.	338	5,591
American Greetings Corp.	148	642
Arbitron, Inc.	74	1,111
Archer-Daniels-Midland Co.	146	3,997
Avery Dennison Corp.	99	2,399
BearingPoint, Inc. (a)	11	17
Biogen Idec, Inc. (a)	62	3,016
Blyth, Inc.	75	256
Bowne & Co., Inc.	73	204
British American Tobacco PLC	230	6,333
British American Tobacco PLC - SPON ADR	200	11,020
Brown-Forman Corp.	48	2,180
Charles River Laboratories International, Inc. (a)	22	537
Chemed Corp.	53	2,127
Christian Dior SA	90	4,501
Church & Dwight Co., Inc.	162	8,623
Cintra Concesiones de Infraest	34	169
Clorox Co.	128	6,419
Coca Cola Hellenic Bottling Co.	16	220
Coca-Cola Co.	344	14,696
Colgate-Palmolive Co.	140	9,106
ConAgra Foods, Inc.	66	1,129
Constellation Brands, Inc. (a)	202	2,933
Convergys Corp. (a)	111	836
Corinthian Colleges, Inc. (a)	223	4,166
Corn Products International, Inc.	173	4,005
Corporate Executive Board Co.	23	465
CSL Ltd.	541	12,891
Dai Nippon Printing Co. Ltd.	1,105	10,984
Delhaize Group	209	13,488
Deluxe Corp.	159	1,833

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Dr Pepper Snapple Group, Inc. (a)	16	263
Empire Co. Ltd.	2	85
Experian Group Ltd.	2,075	12,998
Fortune Brands, Inc.	21	672
General Mills, Inc.	40	2,366
Genzyme Corp. (a)	78	5,376
George Weston Ltd.	5	266
Golden Agri-Resources Ltd.	41,216	8,463
H&R Block, Inc.	343	7,110
Hansen Natural Corp. (a)	94	3,149
Hershey Co.	165	6,151
Hillenbrand, Inc.	51	943
Hormel Foods Corp.	73	2,178
Hutchison Whampoa Ltd.	1,322	6,819
Imperial Tobacco Group PLC	614	16,844
InBev NV	235	5,991
ITT Educational Services, Inc. (a)	51	6,248
Kerry Group PLC	220	4,074
Kimberly-Clark Corp.	83	4,272
Kirin Holdings Co. Ltd.	1,145	14,594
Koninklijke Ahold NV	1,169	14,087
Kraft Foods, Inc.	305	8,555
Lender Processing Services, Inc.	84	2,177
Lighthouse Caledonia AsA (a)	2	0
Loblaw Companies Ltd.	10	283
Mastercard, Inc.	14	1,901
McCormick & Co., Inc.	123	3,941
McKesson Corp.	71	3,138
Metro AG	14	447
Millipore Corp. (a)	50	2,758
Monster Worldwide, Inc. (a)	80	737
Moody's Corp.	40	857
MPS Group, Inc. (a)	367	2,220
PDL BioPharma, Inc.	80	514
Pepsi Bottling Group, Inc.	194	3,742
PepsiAmericas, Inc.	55	887
PepsiCo, Inc.	417	20,946
Philip Morris International, Inc.	705	26,191
Pre-Paid Legal Services, Inc. (a)	14	471
Procter & Gamble Co.	790	43,056
Quanta Services, Inc. (a)	132	2,822
Ralcorp Holdings, Inc. (a)	55	3,257
Reckitt Benckiser Group PLC	233	9,032
Regeneron Pharmaceuticals, Inc. (a)	124	2,168
Rent-A-Center, Inc. (a)	234	3,475
Reynolds American, Inc.	19	725
Robert Half International, Inc.	153	2,593
RR Donnelley & Sons Co.	265	2,586
Safeway, Inc.	58	1,243
SAIC, Inc. (a)	543	10,719
Saputo, Inc.	20	323
Sara Lee Corp.	82	822
Service Corporation International	934	4,250
Shiseido Co. Ltd.	1,059	17,989
Smithfield Foods, Inc. (a)	127	1,507
Sotheby's	203	1,764
Spherion Corp. (a)	149	213
Stantec, Inc. (a)	3	53
Strayer Education, Inc.	35	7,575

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Supervalu, Inc.	265	4,648
Sysco Corp.	183	4,079
The JM Smucker Co.	67	3,025
The Western Union Co.	189	2,582
Toppan Printing Co. Ltd.	2,101	14,383
Toyo Suisan Kaisha Ltd.	31	826
Transurban Group	1,667	5,434
Tyson Foods, Inc.	441	3,903
Unilever NV	300	6,591
Unilever PLC	738	16,363
United Rentals, Inc. (a)	235	1,311
Universal Corp.	85	2,599
Vertex Pharmaceuticals, Inc. (a)	90	2,975
Viad Corp.	50	1,112
Watson Wyatt Worldwide, Inc.	129	5,999
WD-40 Co.	43	1,078
Whole Foods Market, Inc. (a)	128	1,312
		543,819

Energy — 3.1%
Advantage Energy Income Fund	13	55
Anadarko Petroleum Corp.	80	2,939
Apache Corp.	55	4,125
ARC Energy Trust	5	67
Arch Coal, Inc.	112	1,701
Atwood Oceanics, Inc. (a)	130	2,165
Baker Hughes, Inc.	91	3,032
BJ Services Co.	309	3,399
BP Amoco PLC ADR	200	8,494
BP PLC	4,732	33,910
Cabot Oil & Gas Corp.	61	1,677
Cameron International Corp. (a)	208	4,817
Canadian Natural Resources Ltd.	38	1,360
Canadian Oil Sands Trust	17	259
CGG-Veritas (a)	172	2,099
Chesapeake Energy Corp.	96	1,518
Chevron Corp.	362	25,528
Cimarex Energy Co.	83	2,062
ConocoPhillips Co.	244	11,597
Consol Energy, Inc.	155	4,225
Cosmo Oil Co. Ltd.	4,101	11,139
Denbury Resources, Inc. (a)	192	2,350
Devon Energy Corp.	63	3,881
Dril-Quip, Inc. (a)	63	1,544
El Paso Corp.	769	6,290
Enbridge, Inc.	23	755
EnCana Corp.	54	2,403
Enerplus Resources Fund	11	228
ENI SpA	864	18,410
ENI SpA - SPONS ADR	200	8,478
ENSCO International, Inc.	126	3,447
Ensign Energy Services, Inc.	6	51
EOG Resources, Inc.	62	4,202
Equitable Resources, Inc.	90	3,081
Exterran Holdings, Inc. (a)	54	1,197
Exxon Mobil Corp.	956	73,114
FMC Technologies, Inc. (a)	101	2,989
Forest Oil Corp. (a)	61	915

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Halliburton Co.	242	4,175
Headwaters, Inc. (a)	104	471
Helix Energy Solutions Group, Inc. (a)	55	283
Helmerich & Payne, Inc.	87	1,954
Husky Energy, Inc.	18	447
Imperial Oil Ltd.	20	635
ION Geophysical Corp. (a)	166	249
John Bean Technologies Corp.	21	204
Marathon Oil Corp.	85	2,315
Mariner Energy, Inc. (a)	280	2,772
Murphy Oil Corp.	138	6,097
National Fuel Gas Co.	71	2,127
National Oilwell Varco, Inc. (a)	161	4,257
Nexen, Inc.	33	390
Niko Resources Ltd.	5	206
Nippon Oil Corp.	3,220	14,266
Noble Corp.	228	6,190
Noble Energy, Inc.	133	6,508
Occidental Petroleum Corp.	144	7,855
Oceaneering International, Inc. (a)	63	2,171
Oilexco, Inc. (a)	41	7
Oneok, Inc.	100	2,922
OPTI Canada, Inc. (a)	23	30
Patriot Coal Corp. (a)	148	759
Peabody Energy Corp.	55	1,375
Pengrowth Energy Trust	27	223
Penn Virginia Corp.	119	2,451
Penn West Energy Trust	15	171
Petro-Canada	35	759
Pride International, Inc. (a)	152	2,450
Quicksilver Resources, Inc. (a)	86	596
Range Resources Corp.	115	4,122
Rowan Companies, Inc.	106	1,342
Royal Dutch Shell PLC - A Shares	1,055	26,450
Royal Dutch Shell PLC - A Shares	175	4,346
Royal Dutch Shell PLC - ADR	200	9,846
Royal Dutch Shell PLC - B Shares	195	4,685
Schlumberger Ltd.	308	12,569
SEACOR Holdings, Inc. (a)	72	4,683
Showa Shell Sekiyu KK	1,340	12,738
Smith International, Inc.	227	5,153
Southwestern Energy Co.	316	10,001
Spectra Energy Corp.	83	1,204
St Mary Land & Exploration Co.	141	2,728
Suncor Energy, Inc.	64	1,227
Sunoco, Inc.	146	6,763
Superior Energy Services, Inc. (a)	218	3,396
Talisman Energy, Inc.	74	701
Tesoro Corp.	161	2,774
Tetra Technologies, Inc. (a)	184	955
Total Fina SA - ADR	200	9,956
Total SA	620	31,101
TransCanada Corp.	37	995
Transocean, Ltd. (a)	76	4,151
Trican Well Service Ltd.	27	149
UTS Energy Corp. (a)	86	121
Valero Energy Corp.	83	2,002
Weatherford International Ltd. (a)	192	2,118
Westernzagros Resources Ltd. (a)	14	8

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Williams Companies, Inc.	145	2,052
XTO Energy, Inc.	118	4,377
		507,531

Financial — 4.0%
ACE Ltd.	43	1,877
Acom Co. Ltd.	292	10,336
Affiliated Managers Group, Inc. (a)	21	844
AGF Management Ltd.	14	92
Alexandria Real Estate Equities, Inc.	90	5,341
Allco Finance Group Ltd. (a)	54	5
Alpha Bank AE	28	236
AMB Property Corp.	77	1,241
American Express Co.	282	4,718
American Financial Group, Inc.	57	968
AmeriCredit Corp. (a)	393	1,851
Ameriprise Financial, Inc.	27	544
Anchor BanCorp. Wisconsin, Inc.	49	99
Aon Corp.	31	1,149
Apartment Investment & Management Co.	81	720
Arthur J Gallagher & Co.	80	1,886
Associated Banc Corp.	120	1,878
Assurant, Inc.	132	3,485
Astoria Financial Corp.	72	654
AvalonBay Communities, Inc.	62	3,212
AXA SA	835	13,059
AXA SA - SPONS ADR	400	6,440
Babcock & Brown Ltd. (a)	43	9
Banco Bilbao Vizcaya - SPONS ADR	700	6,503
Banco Bilbao Vizcaya Arg.	1,616	15,167
Banco Santander SA	440	3,561
Banco Santander SA	10	80
BanCorpsouth, Inc.	238	4,498
Bank of America Corp.	849	5,586
Bank of Montreal	36	976
Bank of New York Mellon Corp.	222	5,714
Bank of Nova Scotia	69	1,350
BB&T Corp.	71	1,405
BioMed Realty Trust, Inc.	270	2,981
Boston Properties, Inc.	21	909
Bradford & Bingley PLC (a)	58	17
BRE Properties, Inc.	156	3,961
Brookfield Asset Management, Inc.	41	644
Camden Property Trust	39	1,028
Canadian Imperial Bank of Commerce	24	913
Capital One Financial Corp.	56	887
Cathay General BanCorp.	163	2,070
CB Richard Ellis Group, Inc. (a)	191	688
Chubb Corp.	53	2,257
Cincinnati Financial Corp.	171	3,750
CIT Group, Inc.	225	628
Citigroup, Inc.	890	3,160
City National Corp.	32	1,108
CME Group, Inc.	13	2,261
Colonial Properties Trust	150	1,103
Comerica, Inc.	181	3,015
Commerce Bancshares, Inc.	79	2,761
Corio NV	5	215

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Credit Saison Co. Ltd.	926	9,277
Criteria CaixaCorp SA	2,254	7,879
Cullen/Frost Bankers, Inc.	52	2,276
DB RREEF Trust	9,754	4,710
Delphi Financial Group, Inc.	144	2,184
Developers Diversified Realty Corp.	126	605
DiamondRock Hospitality Co. (a)	280	1,148
Dime Community Bancshares, Inc.	106	1,065
Duke Realty Corp.	214	1,971
E*Trade Financial Corp. (a)	1,417	1,615
EFG Eurobank Ergasias SA	19	120
Equity Residential Property Trust	42	1,005
Essex Property Trust, Inc.	65	4,293
Everest Re Group Ltd.	88	5,544
Fairfax Financial Holdings Ltd.	2	651
Federal Realty Investment Trust	52	2,633
Federated Investors, Inc.	98	1,913
Fidelity National Financial, Inc.	219	3,202
Fifth Third BanCorp.	62	148
First American Corp.	96	2,097
First BanCorp Puerto Rico	182	1,294
First Horizon National Corp. (a)	107	1,019
First Midwest BanCorp., Inc.	161	1,610
First Niagara Financial Group	339	4,427
FirstFed Financial Corp. (a)	34	29
FirstMerit Corp.	241	3,897
Forestar Group, Inc. (a)	131	1,461
Franklin Resources, Inc.	42	2,034
Fremont General Corp. (a)	209	14
Frontier Financial Corp. (a)	116	205
Fulton Financial Corp.	536	3,763
Genworth Financial, Inc. (a)	57	132
Great-West Lifeco, Inc.	18	272
Guaranty Financial Group, Inc. (a)	4	6
Hartford Financial Services Group, Inc.	55	724
HCC Insurance Holdings, Inc.	130	3,043
HCP, Inc.	225	5,252
Health Care REIT, Inc.	310	11,721
Home Properties, Inc.	105	3,768
Horace Mann Educators Corp.	130	1,216
Hospitality Properties Trust	95	1,275
Host Hotels & Resorts, Inc.	552	2,970
HSBC Holdings PLC	200	7,768
Hudson City BanCorp, Inc.	553	6,415
Huntington Bancshares, Inc.	374	1,077
Hysan Development Co. Ltd.	2,191	3,588
IGM Financial, Inc.	10	265
Industrial Alliance Insurance	13	209
IndyMac Bancorp., Inc. (a)	195	21
ING Canada, Inc.	2	54
IntercontinentalExchange, Inc. (a)	67	3,814
Invesco PLC	332	3,914
Investment Technology Group, Inc. (a)	135	2,927
Irish Life & Permanent PLC	1,392	2,995
Janus Capital Group, Inc.	170	893
Jefferies Group, Inc. (a)	88	1,016
Jones Lang LaSalle, Inc.	25	590
JP Morgan Chase & Co.	616	15,713
Keppel Land Ltd.	4,090	3,793

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
KeyCorp.	396	2,883
Kilroy Realty Corp.	103	2,355
Kimco Realty Corp.	242	3,480
LaSalle Hotel Properties	101	841
Lexington Realty Trust	175	775
Liberty Property Trust	108	2,160
Lincoln National Corp.	36	545
Loews Corp.	60	1,464
M&T Bank Corp.	83	3,230
Mack-Cali Realty Corp.	55	1,118
Manulife Financial Corp.	109	1,810
Marsh & McLennan Companies, Inc.	72	1,392
Marshall & Ilsley Corp.	338	1,930
MBIA, Inc. (a)	210	811
Mediobanca SpA	552	5,019
Mercury General Corp.	22	852
MetLife, Inc.	78	2,241
MI Developments, Inc.	3	18
Mid-America Apartment Communities	63	1,861
Mizuho Financial Group, Inc.	5,000	12,633
Morgan Stanley	193	3,904
Muenchener Rueckversicherungs AG	111	14,753
National Bank of Canada	11	307
National Bank of Greece SA	34	574
National Financial Partners Co. (a)	75	193
National Retail Properties, Inc.	290	4,185
Nationwide Health Properties, Inc.	369	9,421
New World Development Ltd.	12,338	11,900
New York Community BanCorp., Inc.	373	4,942
Nordea Bank AB	1,737	9,221
Northern Rock PLC (a)	30	39
NYSE Euronext, Inc.	36	792
Old Mutual PLC	10,912	8,286
Old National BanCorp	229	2,915
Old Republic International Corp.	284	2,931
Onex Corp.	15	208
Pennsylvania Real Estate Investment Trust	146	647
People's United Financial, Inc.	73	1,194
Piper Jaffray Companies, Inc. (a)	30	861
Piraeus Bank SA	24	160
PNC Financial Services Group, Inc. (a)	45	1,463
Post Properties, Inc.	101	1,322
Power Corporation of Canada	22	379
Power Financial Corp.	17	314
Principal Financial Group, Inc.	35	581
ProAssurance Corp. (a)	64	3,025
Profident Bankshares Corp.	76	488
Prosperity Bancshares, Inc.	148	4,003
Protective Life Corp.	56	464
Prudential Financial, Inc.	74	1,906
Public Storage, Inc.	23	1,423
Ratos AB	202	2,614
Raymond James Financial, Inc.	78	1,444
Realty Income Corp.	340	6,552
Regency Centers Corp.	64	2,259
Regions Financial Corp.	93	322
Reinsurance Group of America, Inc. (a)	25	904
Rio Can REIT	23	273
RLI Corp.	36	2,034

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Royal & Sun Alliance Insurance Group PLC	6,511	12,426
Royal Bank of Canda	90	2,232
Selective Insurance Group	157	2,410
Senior Housing Properties Trust	258	4,174
Shinsei Bank Ltd. (a)	8,223	10,801
Simon Property Group, Inc.	50	2,149
Singapore Exchange Ltd.	3,160	10,842
Sovereign BanCorp, Inc. (a)	356	879
Standard Chartered PLC	1,199	15,220
Standard Life PLC	3,177	10,117
State Street Corp.	66	1,536
Sterling Bancshares, Inc.	173	962
Sterling Financial Corp.	194	359
Sumitomo Mitsui Financial Group, Inc.	500	20,314
Sun Life Financial, Inc.	41	834
SunTrust Banks, Inc.	54	662
Susquehanna Bancshares, Inc.	363	3,993
SVB Financial Group (a)	70	1,454
SWS Group, Inc.	77	1,128
Synovus Financial Corp.	306	1,212
T Rowe Price Group, Inc.	224	6,178
TCF Financial Corp.	102	1,264
The 77 Bank Ltd. (a)	2,075	10,556
The Allstate Corp.	76	1,647
The Charles Schwab Corp.	226	3,071
The Colonial BancGroup, Inc.	125	99
The Goldman Sachs Group, Inc. (a)	62	5,005
The Gunma Bank Ltd.	1,075	6,330
The Macerich Co.	67	988
The Nasdaq Stock Market, Inc. (a)	80	1,746
The PMI Group, Inc.	70	97
The South Financial Group, Inc.	268	504
The Travelers Companies, Inc.	124	4,791
TMX Group, Inc.	10	262
Torchmark Corp.	124	3,720
Toronto-Dominion Bank	157	4,131
Trustco Bank Corp.	225	1,508
UCBH Holdings, Inc.	340	792
UDR, Inc.	135	1,584
Umpqua Holdings Corp.	217	2,127
UniCredit SpA (a)	1,822	3,224
UNIQA Versicherungen AG	140	3,119
United Bankshares, Inc.	142	2,981
Unitrin, Inc.	47	600
Unum Group	423	5,990
Urban Corp. (a)	31	0
US BanCorp.	347	5,149
Washington Federal, Inc.	268	3,291
Washington Mutual, Inc. (a)	116	5
Weingarten Realty Investors	65	1,052
Wells Fargo & Co.	625	11,812
Wesbster Financial Corp.	176	736
Whitney Holding Corp.	211	2,741
Wilmington Trust Corp.	55	753
WR Berkley Corp.	375	9,930
XL Capital Ltd.	23	67
Zenith National Insurance Corp.	120	3,365
Zion Bancorporation	112	1,671
Zurich Financial Services AG	77	13,942
		686,513

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Healthcare — 3.1%
Abbott Laboratories	262	14,525
Advanced Medical Optics, Inc. (a)	36	791
Aetna, Inc.	138	4,278
Affymetrix, Inc. (a)	41	130
Allergan, Inc.	76	2,897
American Medical Systems Holdings, Inc. (a)	121	1,295
Amerigroup Corp. (a)	161	4,503
AmerisourceBergen Corp.	166	6,029
Arthrocare Corp. (a)	69	477
AstraZeneca PLC	538	20,825
AstraZeneca PLC - SPONS ADR	200	7,706
Baxter International, Inc.	174	10,205
Beckman Coulter, Inc.	57	2,834
Becton, Dickinson & Co.	67	4,869
Biovail Corp.	26	232
Boston Scientific Corp. (a)	286	2,537
Bristol-Myers Squibb Co.	394	8,436
Celgene Corp. (a)	86	4,554
Cephalon, Inc. (a)	61	4,708
Cigna Corp.	38	660
Community Health Systems, Inc. (a)	101	1,883
Covance, Inc. (a)	58	2,239
Coventry Health Care, Inc. (a)	151	2,285
CR Bard, Inc.	88	7,530
Cubist Pharmaceuticals, Inc. (a)	92	1,970
DaVita, Inc. (a)	83	3,901
Dentsply International, Inc.	111	2,987
Edwards Lifesciences Corp. (a)	142	8,164
Eli Lilly & Co.	168	6,186
Endo Pharmaceuticals Holdings (a)	92	2,067
Express Scripts, Inc. (a)	54	2,903
Facet Biotech Corp. (a)	15	91
Forest Laboratories, Inc. (a)	79	1,978
Fresenius Medical Care AG & Co.	287	12,863
Gen-Probe, Inc. (a)	132	5,943
Gilead Sciences, Inc. (a)	257	13,048
H. Lundbeck A/S (a)	563	11,798
Haemonetics Corp. (a)	64	3,786
Health Management Associates, Inc. (a)	1,034	1,644
Health Net, Inc. (a)	102	1,492
Healthways, Inc. (a)	111	1,534
Henry Schein, Inc. (a)	70	2,620
Hill-Rom Holdings, Inc.	51	718
Hologic, Inc. (a)	163	1,922
Humana, Inc. (a)	31	1,176
IDEXX Laboratories, Inc. (a)	166	5,445
Immucor, Inc. (a)	216	5,985
Intuitive Surgical, Inc. (a)	37	3,820
Invacare Corp.	76	1,449
Johnson & Johnson	500	28,844
Kinetic Concepts, Inc. (a)	36	868
King Pharmaceuticals, Inc. (a)	284	2,482
Laboratory Corp. of America Holdings (a)	100	5,920
Life Technologies Corp. (a)	183	4,659

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

LifePoint Hospitals, Inc. (a)	195	4,395
Magellan Health Services, Inc. (a)	119	4,310
MDS, Inc. (a)	20	157
Medco Health Solutions, Inc. (a)	170	7,638
MEDNAX, Inc. (a)	118	3,961
Medtronic, Inc.	288	9,645
Mentor Corp.	57	1,768
Merck & Co., Inc.	369	10,535
Mitsubishi Tanabe Pharma Corp.	1,042	15,473
Mylan, Inc. (a)	332	3,762
NBTY, Inc. (a)	192	3,623
Novartis AG	656	27,196
Novartis AG - ADR	200	8,252
Odyssey HealthCare, Inc. (a)	123	1,220
Omnicare, Inc.	105	2,936
Ono Pharmaceutical Co. Ltd.	118	6,239
PAREXEL International Corp. (a)	184	1,820
Patterson Companies, Inc. (a)	121	2,225
Pfizer, Inc.	1,110	16,184
Pharmaceutical Product Development, Inc.	96	2,293
PharMerica Corp. (a)	69	1,134
Psychiatric Solutions, Inc. (a)	166	4,316
Quest Diagnostics, Inc.	26	1,283
Resmed, Inc. (a)	52	2,075
Roche Holding AG Genus	25	3,708
Savient Pharmaceuticals, Inc. (a)	111	615
Schering-Plough Corp.	380	6,673
Sepracor, Inc. (a)	72	1,094
St. Jude Medical, Inc. (a)	86	3,128
STERIS Corp.	198	5,267
Styrker Corp.	88	3,717
Taisho Pharmaceutical Co. Ltd.	1,036	21,241
Techne Corp.	98	5,877
Tenet Healthcare Corp. (a)	1,815	1,942
Teva Pharmaceutical Industries Ltd.	62	2,570
United Therapeutics Corp. (a)	62	4,213
UnitedHealth Group, Inc.	338	9,576
Universal Health Services, Inc.	35	1,325
Valeant Pharmaceuticals International (a)	267	5,794
Varian Medical Systems, Inc. (a)	92	2,561
Varian, Inc. (a)	98	3,639
VCA Antech, Inc. (a)	202	3,802
Watson Pharmaceuticals, Inc. (a)	120	3,274
WellCare Health Plans, Inc. (a)	23	340
WellPoint, Inc. (a)	101	4,186
West Pharmaceutical Services, Inc.	69	2,292
Wyeth	266	11,430
Zimmer Holdings, Inc. (a)	81	2,948
		518,343

Holding Companies — 0.1%
IFIL - Investments SpA	3,334	8,278
Sherritt International Corp.	32	70
		8,348

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Industrial — 3.6%
3M Co.	133	7,154
AAR Corp. (a)	61	1,107
ABB Ltd. (a)	521	6,802
Acuity Brands, Inc.	133	3,574
Agilent Technologies, Inc. (a)	71	1,284
Albany International Corp.	78	781
Alfa Laval AB	705	4,952
Alliant Techsystems, Inc. (a)	75	6,061
Amada Co. Ltd.	2,059	9,970
Ametek, Inc.	98	3,132
Amphenol Corp.	139	3,635
Aptargroup, Inc.	145	4,469
Arkansas Best Corp.	59	1,380
Astec Industries, Inc. (a)	29	713
Avnet, Inc. (a)	114	2,259
BAE Systems PLC	2,288	13,337
BE Aerospace, Inc. (a)	250	2,418
Belden, Inc.	138	1,802
Bemis Co., Inc.	88	1,986
Benchmark Electronics, Inc. (a)	224	2,630
Boeing Co.	188	7,954
Bombardier, Inc.	101	313
Brambles Ltd.	2,518	10,880
Briggs & Stratton Corp.	123	1,819
Burlington Northern Santa Fe	51	3,379
CAE, Inc.	38	222
Canadian National Railway Co.	33	1,156
Canadian Pacific Railway Ltd.	10	303
Carlisle Companies, Inc.	193	3,603
Casio Computer Co. Ltd.	40	319
Ceradyne, Inc. (a)	43	981
CH Robinson Worldwide, Inc.	162	7,449
Checkpoint Systems, Inc. (a)	119	1,065
Cie de Saint-Gobain SA	304	10,345
Clarcor, Inc.	119	3,610
Cognex Corp.	55	718
Commercial Metals Co.	119	1,369
Corrections Corp. of America (a)	331	4,561
CSX Corp.	100	2,896
CTS Corp.	115	591
Cummins, Inc.	155	3,717
Curtiss-Wright Corp.	104	3,359
Cymer, Inc. (a)	60	1,224
Danaher Corp.	63	3,524
Dionex Corp. (a)	40	2,026
Donaldson Co., Inc.	169	5,259
Dover Corp.	202	5,713
Eagle Materials, Inc.	114	2,061
Eastman Kodak Co.	328	1,486
Eaton Corp.	175	7,704
EMCOR Group, Inc. (a)	133	2,738
Energizer Holdings, Inc. (a)	52	2,477
Esterline Technologies Corp.(a)	67	2,418
European Aeronautic Defence & Space Co.	303	5,317
Expeditors International Washington, Inc.	204	5,673
FedEx Corp.	40	2,038
Finning International, Inc.	19	195

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Flextronics International Ltd. (a)	644	1,681
FLIR Systems, Inc. (a)	113	2,822
Flowserve Corp.	52	2,772
Fluor Corp.	150	5,835
Forward Air Corp.	47	952
FUJIFILM Holdings Corp.	578	12,900
Gardner Denver Inc. (a)	165	3,592
Garmin Ltd.	45	789
GATX Corp.	143	3,446
General Dynamics Corp.	57	3,234
General Electric Co. (a)	1,770	21,471
Gentex Corp.	117	982
Golden Ocean Group Ltd.	6,000	4,133
Goodrich Corp.	97	3,750
Harsco Corp.	78	1,850
Honeywell International, Inc.	109	3,576
Hubbell, Inc.	41	1,271
IDEX Corp.	183	4,138
Ingersoll-Rand Co. Ltd.	34	551
Insituform Technologies, Inc. (a)	70	1,313
Itron, Inc. (a)	75	4,898
ITT Corp.	154	6,973
Jacobs Engineering Group, Inc. (a)	105	4,060
JGC Corp.	1,038	15,079
Joy Global, Inc.	85	1,771
Kaydon Corp.	71	1,931
Kirby Corp. (a)	36	863
L-3 Communications Holdings, Inc.	104	8,218
Landstar System, Inc.	160	5,739
Leggett & Platt, Inc.	202	2,523
Lincoln Electric Holdings, Inc.	92	3,788
Littelfuse, Inc. (a)	37	566
MAN AG	236	10,350
Martin Marietta Materials, Inc.	40	3,221
Masco Corp.	448	3,503
Matsushita Electric Works Ltd.	1,324	16,197
Matthews International Corp.	101	3,933
Methode Electronics, Inc.	98	453
Mine Safety Appliances Co.	38	746
Moog, Inc. (a)	116	3,475
MTR Corp.	5,197	12,599
Mueller Industries, Inc.	112	2,253
National Instruments Corp.	178	3,822
NCI Building Systems, Inc. (a)	32	371
Newport Corp. (a)	75	401
Nippon Express Co. Ltd.	3,143	11,441
Nordson Corp.	97	2,930
Norfolk Southern Corp.	73	2,800
Northrop Grumman Corp.	52	2,502
Old Dominion Freight Line, Inc. (a)	54	1,354
Overseas Shipholding Group, Inc.	95	3,392
Pall Corp.	187	4,875
Park Electrochemical Corp.	28	491
Parker Hannifin Corp.	128	4,891
Peace Mark Holdings Ltd.	69	13
Pentair, Inc.	101	2,310
Precision Castparts Corp.	36	2,338
Regal-Beloit Corp.	80	2,717
Republic Services, Inc.	395	10,215

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Rockwell Automation, Inc.	105	2,734
Rockwell Collins, Inc.	156	5,878
Rockwool International A/S	118	8,108
Rolls-Royce Group PLC (a)	7,263	11
Roper Industries, Inc.	80	3,291
Ryder System, Inc.	73	2,466
Sealed Air Corp.	170	2,304
Skanska AB	1,059	9,085
Snap-On, Inc.	141	4,255
SNC-Lavalin Group, Inc.	14	395
SonoCo. Products Co.	100	2,293
SPX Corp.	41	1,727
Stericycle, Inc. (a)	82	4,011
Sulzer AG	50	2,501
Sumitomo Electric Industries Ltd.	1,514	11,646
Svenska Cellulosa AB	1,171	9,170
Teledyne Technologies, Inc. (a)	100	2,787
Teleflex, Inc.	118	6,275
Terex Corp. (a)	76	900
Tetra Tech, Inc. (a)	199	4,623
Texas Industries, Inc.	58	1,317
Textron, Inc.	54	488
The Brink's Co.	97	2,564
The Manitowoc Co., Inc.	100	550
The Shaw Group, Inc. (a)	25	695
The Stanley Works	127	3,970
Thomas & Betts Corp. (a)	40	856
Tidewater, Inc.	23	957
Timken Co.	62	923
Titan Cement Co. SA	9	165
Tredegar Corp.	74	1,221
Trimble Navigation Ltd. (a)	98	1,452
Trinity Industries, Inc.	55	633
Tyco International Ltd.	65	1,366
Union Pacific Corp.	74	3,240
United Technologies Corp.	172	8,254
URS Corp. (a)	167	5,686
Vishay Intertechnology, Inc. (a)	137	406
Wabtec Corp.	154	4,609
Waste Connections, Inc. (a)	213	6,181
Waste Management, Inc.	62	1,934
Waters Corp. (a)	120	4,340
Werner Enterprises, Inc.	189	2,835
Wesfarmers Ltd.	104	1,023
Worthington Industries, Inc.	252	2,535
YRC Worldwide, Inc. (a)	192	553
Zebra Technologies Corp. (a)	45	757
		594,938

Technology — 2.5%
ACI Worldwide, Inc. (a)	114	1,937
Actel Corp. (a)	97	875
Adobe Systems, Inc. (a)	186	3,592
Advanced Micro Devices, Inc. (a)	499	1,093
Advent Software, Inc. (a)	37	808
Affiliated Computer Services, Inc. (a)	86	3,944
Agilysys, Inc.	80	286
Altera Corp.	276	4,245

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Ansys, Inc. (a)	175	4,351
Apple, Inc. (a)	226	20,368
Applied Materials, Inc.	378	3,542
ATMI, Inc. (a)	87	1,175
Autodesk, Inc. (a)	221	3,660
Avid Technology, Inc. (a)	68	681
Axcelis Technologies, Inc. (a)	259	74
BMC Software, Inc. (a)	197	4,990
Broadcom Corp. (a)	48	761
Broadridge Financial Solutions, Inc.	60	809
Brooks Automation, Inc. (a)	210	960
CA, Inc.	130	2,339
Cabot Microelectronics Corp. (a)	39	888
CACI International, Inc. (a)	75	3,386
Cerner Corp. (a)	43	1,450
CGI Group, Inc. (a)	49	397
Citrix Systems, Inc. (a)	194	4,082
Cognizant Technology Solutions (a)	277	5,188
Computer Sciences Corp. (a)	188	6,926
Computershare Ltd.	2,247	10,352
Compuware Corp. (a)	265	1,723
Cree, Inc. (a)	182	3,627
CSG Systems International, Inc. (a)	105	1,523
Cypress Semiconductor Corp. (a)	51	230
Dell, Inc. (a)	537	5,102
DSP Group, Inc. (a)	91	592
DST Sytems, Inc. (a)	35	1,112
Dun & Bradstreet Corp.	54	4,104
Electronic Arts, Inc. (a)	78	1,204
EMC Corp. (a)	648	7,154
Factset Research Systems, Inc.	29	1,154
Fidelity National Information Services, Inc.	168	2,673
Fiserv, Inc. (a)	158	5,017
Global Payments, Inc.	54	1,874
Hewlett-Packard Co.	672	23,351
Hutchinson Technology, Inc. (a)	64	203
IBM Corp.	230	21,079
Imation Corp.	122	1,188
Informatica Corp. (a)	274	3,496
Intel Corp.	1,505	19,414
International Rectifier Corp. (a)	44	599
Intersil Corp.	156	1,452
Intuit, Inc. (a)	297	6,727
Jack Henry & Associates, Inc.	279	4,966
KLA-Tencor Corp.	142	2,846
Kulicke & Soffa Industries, Inc. (a)	143	219
Lam Research Corp. (a)	95	1,920
Lexmark International, Inc. (a)	41	971
Linear Technology Corp.	212	4,965
MacDonald, Dettwiler and Associates Ltd. (a)	2	34
MEMC Electronic Materials, Inc. (a)	82	1,115
Metavante Technologies, Inc. (a)	126	1,828
Micrel, Inc.	182	1,383
Micron Technology, Inc. (a)	587	2,184
MICROS Systems, Inc. (a)	200	2,880
Microsemi Corp. (a)	223	1,873
Microsoft Corp.	2,111	36,097
NCR Corp. (a)	167	2,096
NEC Electronics Corp. (a)	13	91

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
NetApp, Inc. (a)	271	4,019
Nomura Research Institute Ltd.	124	2,262
Novell, Inc. (a)	274	1,014
Novellus Systems, Inc. (a)	83	1,145
NVIDIA Corp. (a)	165	1,312
Oracle Corp. (a)	1,018	17,132
Palm, Inc. (a)	249	1,910
Parametric Technology Corp. (a)	352	3,168
Paychex, Inc.	58	1,409
Pitney Bowes, Inc.	229	5,098
QLogic Corp. (a)	101	1,143
Research In Motion Ltd. (a)	33	1,824
Rohm Co. Ltd.	317	15,914
Sage Group PLC	1,938	5,086
Salesforce.com, Inc. (a)	72	1,916
SAP AG	466	16,678
SAP AG - SPONS ADR	300	10,614
SEI Investments Co.	97	1,229
Seiko Epson Corp.	624	8,030
Semtech Corp. (a)	173	2,033
Silicon Laboratories, Inc. (a)	173	3,984
Skyworks Solutions, Inc. (a)	700	3,024
SRA International, Inc. (a)	72	1,176
Sun Microsystems, Inc. (a)	118	491
Take-Two Interactive Software, Inc. (a)	178	1,250
Teradata Corp. (a)	190	2,495
Teradyne, Inc. (a)	161	774
Texas Instruments, Inc.	381	5,696
Total System Services, Inc.	206	2,608
TriQuint Semiconductor, Inc. (a)	346	699
Varian Semiconductor Equipment Associates, Inc. (a)	173	3,294
Western Digital Corp. (a)	256	3,758
Wind River Systems, Inc. (a)	231	1,841
Xerox Corp.	230	1,527
Xilinx, Inc.	297	5,004
		413,782

Utilities — 2.2%
AGL Resources, Inc.	259	7,985
Algonquin Power Income Fund	20	47
Allegheny Energy, Inc.	143	4,753
Allete, Inc.	97	3,017
Alliant Energy Corp.	35	1,009
Alpiq Holding AG (a)	14	6,036
Ameren Corp.	236	7,847
American Electric Power Co., Inc.	52	1,630
Aqua America, Inc.	116	2,406
Atco Ltd.	9	279
Atmos Energy Corp.	378	9,280
Avista Corp.	181	3,446
Black Hills Corp.	166	4,399
Brookfield Infrastructure Partners LP	1	13
Canadian Utilities Ltd.	11	357
Centerpoint Energy, Inc.	433	5,794
Centrica PLC	3,953	14,779
Chubu Electric Power Co., Inc.	511	14,618
Cleco Corp.	192	4,387
CMS Energy Corp.	213	2,503

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Consolidated Edison, Inc.	34	1,386
Dominion Resources, Inc.	98	3,448
DPL, Inc.	132	2,845
DTE Energy Co.	209	7,211
Duke Energy Corp.	221	3,348
Dynegy, Inc. (a)	468	987
Edison International	40	1,303
Edison SpA (a)	4,546	5,745
El Paso Electric Co. (a)	122	2,018
Enel SpA	2,567	14,445
Energen Corp.	51	1,490
Entergy Corp.	26	1,985
Exelon Corp.	130	7,049
FirstEnergy Corp.	40	2,000
Fortis, Inc.	20	397
Fortum Oyj	254	4,970
FPL Group, Inc.	65	3,351
Gas Natural SDG SA	485	11,707
Great Plains Energy, Inc.	191	3,642
Hawaiian Electric Industries, Inc.	252	5,463
HongKong Electric Holdings Ltd.	2,197	12,947
Iberdrola SA	2,146	16,706
IDACORP, Inc.	143	4,163
Integrys Energy Group, Inc.	104	4,342
Kyushu Electric Power Co., Inc.	468	12,295
MDU Resources Group, Inc.	237	4,714
Nicor, Inc.	37	1,266
NiSource, Inc.	421	4,075
Northeast Utilities	202	4,808
Nortwest Natural Gas Co.	115	4,938
NSTAR	118	3,991
NV Energy, Inc.	187	2,007
OGE Energy Corp.	92	2,271
Pepco Holdings, Inc.	308	5,485
PG&E Corp.	45	1,740
Piedmont Natural Gas Co.	216	5,597
Pinnacle West Capital Corp.	113	3,782
PNM Resources, Inc.	224	2,249
PPL Corp.	50	1,533
Progress Energy, Inc.	30	1,162
Public Power Corp. SA	17	286
Public Service Enterprise Group, Inc.	69	2,178
Puget Energy, Inc.	138	4,057
Questar Corp.	150	5,097
SCANA Corp.	148	5,075
Sempra Energy	31	1,359
Shikoku Electric Power Co., Inc.	136	4,527
Southern Co.	103	3,445
Southwest Gas Corp.	202	5,204
TECO Energy, Inc.	208	2,498
The AES Corp. (a)	166	1,313
TransAlta Corp.	18	328
UGI Corp.	358	9,082
Unisource Energy Corp.	98	2,768
Vector Ltd.	2,229	2,502
Vectren Corp.	235	6,061
Westar Energy, Inc.	410	8,233
WGL Holdings, Inc.	159	5,104
Wisconsin Energy Corp.	138	6,152
Xcel Energy, Inc.	488	9,008
		363,723
Total Common Stocks (Cost $5,774,731)		4,796,256

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Investment Companies — 2.5%
BLDRS Emerging Markets 50 ADR Index Fund - ETF	3,483	89,966
iShares MSCI Emerging Markets Index Fund - ETF	11,031	249,631
Vanguard Emerging Markets ETF	3,446	74,365
Total Investment Companies (Cost $553,899)		413,962

Money Markets — 18.7%
Dreyfus Cash Management	54,330	54,330
Dreyfus Cash Management Plus	54,330	54,330
Federated Government Obligation Fund	2,996,592	2,996,593
Mellon USD at UK Crest	3,311	3,311
Total Money Markets (Cost $3,108,564)		3,108,564

Preferred Stocks — 0.1%
Consumer, Non-Cyclical — 0.1%
Henkel KgaA	406	10,507

Rights & Options — 0.0%†
Financial — 0.0%†
Fortis	92	0

U.S. Treasury Obligations — 48.9%
U.S. Treasury Bonds — 4.0%
8.00%, 11/15/21	467,000	666,059

U.S. Treasury Notes — 44.9%
2.00%, 2/28/10	1,400,000	1,420,945
4.88%, 4/30/11	1,472,000	1,600,800
4.38%, 8/15/12	610,000	673,192
4.25%, 8/15/13	1,167,000	1,304,852
4.75%, 5/15/14	844,000	971,589
4.63%, 11/15/16	754,000	856,261
4.75%, 8/15/17	539,000	617,997

		7,445,636
Total U.S. Treasury Obligations (Cost $8,178,595)		8,111,695

Total Investments — 99.1%		16,440,984
(Cost $17,628,632) (b)

Other assets in excess of liabilities — 0.9%		155,413

NET ASSETS — 100.0%		$16,596,397

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
† Rounds to less than 0.01%.
ETF – Exchange Traded Fund

See Notes to Schedule of Portfolio Investments.

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Common Stocks — 40.1%

Basic Materials — 2.2%
Agnico-Eagle Mines Ltd.	29	1,549
Agrium, Inc.	30	1,005
Air Products & Chemicals, Inc.	66	3,320
Airgas, Inc.	125	4,414
AK Steel Holding Corp.	197	1,590
Albermarle Corp.	130	2,893
Alcoa, Inc.	285	2,220
Allegheny Technologies, Inc.	198	4,374
Anglo American PLC	699	12,824
Antofagasta PLC	4,911	29,890
Ashland, Inc.	258	2,069
Barrick Gold Corp.	152	5,719
BASF SE	1,129	33,076
BlueScope Steel Ltd.	5,434	12,189
Cabot Corp.	116	1,550
Cameco Corp.	59	979
Carpenter Technology Corp.	269	4,439
CF Industries Holdings, Inc.	95	4,465
Chemtura Corp.	497	373
Ciba Specialty Chemicals AG	20	845
Cleveland-Cliffs, Inc.	146	3,383
Cytec Industries, Inc.	216	4,415
Domtar Corp. (a)	1,196	1,782
Dow Chemical Co.	314	3,639
Eastman Chemical Co.	190	4,931
Ecolab, Inc.	360	12,226
EI Du Pont de Nemours & Co.	300	6,888
Ferro Corp.	337	1,335
First Quantum Minerals Ltd.	13	231
FMC Corp.	128	5,711
FNX Mining Co., Inc. (a)	41	113
Gold Corp., Inc.	124	3,672
HB Fuller Co.	531	7,418
HudBay Minerals, Inc. (a)	51	204
Incitec Pivot Ltd.	17,438	29,584
Inmet Mining Corp.	14	237
International Flavors & Fragra, Inc.	223	6,382
International Paper Co.	142	1,295
Ivanhoe Mines Ltd. (a)	86	237
Kaneka Corp.	4,152	22,462
Kinross Gold Corp.	104	1,843
Koninklijke DSM NV	1,216	29,272
Louisiana-Pacific Corp.	527	1,096
Lubrizol Corp.	191	6,517
Lundin Mining Corp. (a)	97	66
MeadWestvaco Corp.	523	6,088
Minerals Technologies, Inc.	122	4,613
Monsanto Co.	307	23,349
Neenah Paper, Inc.	55	370

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Newmont Mining Corp.	233	9,269
Nisshin Steel Co. Ltd.	12,322	20,986
Nova Chemicals Corp.	33	61
Nucor Corp.	160	6,526
Olin Corp.	450	6,323
OM Group, Inc. (a)	89	1,725
Orica Ltd.	2,223	19,126
OZ Minerals Ltd.	1,179	562
Packaging Corp. of America	196	2,783
Plum Creek Timber Co., Inc.	458	14,093
Potash Corporation of Saskatchewan, Inc.	52	3,174
PPG Industries, Inc.	49	1,841
Praxair, Inc.	190	11,829
Rautaruukki OYJ	251	4,001
Rayonier, Inc.	213	6,271
Rohm & Haas Co.	388	21,414
RPM International, Inc.	1,033	12,716
RTI International Metals, Inc. (a)	146	1,943
Schulman A, Inc.	145	2,197
Sensient Technologies Corp.	419	9,009
Sigma-Aldrich Corp.	250	9,020
Solvac SA	7	593
Teck Cominco Ltd.	83	321
ThyssenKrupp AG	835	17,097
Titanium Metals Corp.	133	938
United States Steel Corp.	297	8,919
Uranium One, Inc. (a)	107	161
Valspar Corp.	824	14,296
Voestalpine AG	494	9,628
Vulcan Materials Co.	126	6,232
Wausau Paper Corp.	388	3,690
Weyerhaeuser Co.	70	1,914
Yamana Gold, Inc.	113	916
Yamato Kogyo Co. Ltd.	2,169	22,382
Yara International ASA	1,346	30,464
Zep, Inc.	89	978
		602,540

Communications — 3.6%
3Com Corp. (a)	821	1,913
Adaptec, Inc. (a)	937	2,614
Akamai Technologies, Inc. (a)	368	4,961
Amazon.Com, Inc. (a)	147	8,647
American Tower Corp. (a)	260	7,888
Anixter International, Inc. (a)	170	4,587
Arris Group, Inc. (a)	980	6,978
AT&T, Inc.	2,283	56,207
Avocent Corp. (a)	206	2,956
BCE, Inc.	144	2,402
Belo Corp.	767	1,097
Black Box Corp.	119	2,598
CBS Corp.	205	1,173
CenturyTel, Inc.	247	6,704
Check Point Software Technologies Ltd. (a)	412	9,340
Ciena Corp. (a)	529	3,301
Cincinnati Bell, Inc. (a)	2,191	3,045
Cisco Systems, Inc. (a)	3,453	51,691
Comcast Corp. - A Shares	1,159	16,979

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
CommScope, Inc. (a)	362	5,220
Corning, Inc.	887	8,968
Digital River, Inc. (a)	272	6,737
DIRECTV Group, Inc. (a)	365	7,994
eBay, Inc. (a)	700	8,414
Embarq Corp.	408	14,574
Expedia, Inc. (a)	511	4,563
F5 Networks, Inc. (a)	438	9,710
Fairpoint Communications, Inc.	20	55
Frontier Communications Corp.	921	7,469
Gannett Co., Inc.	595	3,433
Google, Inc. (a)	130	44,009
Harmonic, Inc. (a)	863	4,444
Harris Corp.	299	12,944
Harte-Hanks, Inc.	393	2,476
Hellenic Telecommunications Organization SA	53	808
Idearc, Inc.	295	19
Interpublic Group of Companies, Inc. (a)	1,280	4,262
Interwoven, Inc. (a)	338	5,330
j2 Global Communications, Inc. (a)	343	6,716
JDS Uniphase Corp. (a)	359	1,303
John Wiley & Sons, Inc.	250	8,858
Juniper Networks, Inc. (a)	243	3,441
Lamar Advertising Co. (a)	118	1,063
Manitoba Telecom Services, Inc.	29	847
McAfee, Inc. (a)	160	4,878
Meredith Corp.	255	4,072
NetFlix, Inc. (a)	324	11,709
NeuStar, Inc. (a)	123	1,675
News Corp., Class A	1,103	7,048
Nippon Telegraph & Telephone Corp.	1,000	48,979
Nippon Telegraph & Telephone Corp. - ADR	1,000	24,070
Nokia OYJ	1,219	14,969
NTT DoCoMo, Inc.	21	37,028
NTT DoCoMo, Inc. - SPON ADR	1,300	22,386
Plantronics, Inc.	333	3,380
Polycom, Inc. (a)	191	2,684
Portugal Telecom SGPS SA	2,558	20,636
Qualcomm, Inc. (a)	914	31,579
RF Micro Devices, Inc. (a)	1,900	2,052
Rogers Communications, Inc.	84	2,368
Shaw Communications, Inc.	68	1,103
Softbank Corp.	1,972	31,039
Sprint Nextel Corp. (a)	910	2,211
Swisscom AG	100	31,538
Symantec Corp. (a)	549	8,416
Tekelec (a)	505	6,272
Telephone & Data Systems, Inc.	106	3,234
Tellabs, Inc. (a)	1,212	5,006
Telus Corp.	31	879
Telus Corp. - Non Voting Shares	28	747
The McGraw-Hill Companies, Inc.	212	4,662
The New York Times Co.	431	2,142
The Walt Disney Co.	1,001	20,701
The Washington Post Co.	10	3,906
Thomson Corp.	33	807
Time Warner, Inc.	2,045	19,080
United Online, Inc.	504	3,084
ValueClick, Inc. (a)	655	4,094

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
VeriSign, Inc. (a)	425	8,207
Verizon Communications, Inc.	1,089	32,528
Viacom, Inc. (a)	292	4,307
Virgin Media, Inc.	608	2,760
Vivendi SA	1,386	35,868
Vodafone Group PLC	35,885	67,449
Vodafone Group PLC - SP ADR	1,200	22,308
Websense, Inc. (a)	184	2,061
Windstream Corp.	1,362	11,822
WPP Group PLC	4,629	26,196
Yahoo!, Inc. (a)	724	8,493
Yellow Pages Income Fund	99	517
		979,688

Consumer, Cyclical — 4.0%
99 Cents Only Stores (a)	394	3,302
Abercrombie & Fitch Co.	190	3,392
Advance Auto Parts, Inc.	120	3,928
Aeropostale, Inc. (a)	409	8,634
Alaska Air Group, Inc. (a)	301	7,934
Alimentation Couche Tard, Inc.	64	741
ArvinMeritor, Inc.	501	877
AutoNation, Inc. (a)	304	2,821
AutoZone, Inc. (a)	84	11,163
Bed Bath & Beyond, Inc. (a)	588	13,659
Best Buy Co., Inc.	166	4,651
Big Lots, Inc. (a)	369	4,963
BJ's Wholesale Club, Inc. (a)	134	3,843
Bob Evans Farms, Inc.	308	5,408
Borders Group, Inc. (a)	341	150
BorgWarner, Inc.	202	3,410
Boyd Gaming Corp.	103	495
Brightpoint, Inc. (a)	408	1,909
Brinker International, Inc.	283	3,105
Brink's Home Security Holdings, Inc. (a)	223	5,100
Brown Shoe Co., Inc.	181	849
Brunswick Corp.	448	1,245
Callaway Golf Co.	569	4,330
Canadian Tire Corp. Ltd	16	534
Canon Marketing Japan, Inc.	369	5,508
CarMax, Inc. (a)	366	3,027
Carnival Corp.	139	2,528
Casey's General Stores, Inc.	349	7,416
Cato Corp.	249	3,294
Centex Corp.	120	1,021
Chico's FAS, Inc. (a)	723	2,863
Christopher & Banks Corp.	294	1,141
Cintas Corp.	169	3,845
Citizen Holdings Co. Ltd.	144	593
Coach, Inc. (a)	161	2,351
Coca-Cola Amatil Ltd.	3,744	21,768
Compagnie Financiere Richemont SA	897	13,149
Copart, Inc. (a)	383	9,226
Costco Wholesale Corp.	265	11,933
Crocs, Inc. (a)	137	164
CVS Caremark Corp.	845	22,714
Darden Restaurants, Inc.	344	9,020
Deckers Outdoor Corp. (a)	38	1,985

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Dick's Sporting Goods, Inc. (a)	510	5,615
DineEquity, Inc.	70	619
DR Horton, Inc.	755	4,500
Dress Barn, Inc. (a)	370	3,189
Ethan Allen Interiors, Inc.	270	3,075
Family Dollar Stores, Inc.	294	8,164
FamilyMart Co. Ltd.	548	20,130
Fastenal Co.	304	10,391
Fiat SpA	4,870	23,915
Foot Locker, Inc.	318	2,340
Ford Motor Co. (a)	1,012	1,892
Fossil, Inc. (a)	144	1,662
Fred's, Inc.	247	2,534
Furniture Brands International, Inc.	300	615
GameStop Corp. (a)	306	7,583
General Motors Corp.	161	485
Genesco, Inc. (a)	121	1,863
Genuine Parts Co.	446	14,281
Gildan Activewear, Inc. (a)	36	386
GOME Electrical Appliances Holdings Ltd.	3,076	444
Group 1 Automotive, Inc.	199	1,984
Guess?, Inc.	92	1,480
Gymboree Corp. (a)	164	4,018
Harman International Industries, Inc.	111	1,786
Hasbro, Inc.	392	9,459
Herman Miller, Inc.	90	989
HJ Heinz Co.	100	3,650
HNI Corp.	155	2,048
Home Depot, Inc.	609	13,112
HSN, Inc. (a)	100	475
Ingram Micro, Inc. (a)	313	3,841
Insight Enterprises, Inc. (a)	339	1,756
Interface, Inc.	382	1,559
International Game Technology	202	2,141
International Speedway Corp.	198	4,609
Interval Leisure Group, Inc. (a)	100	501
J Crew Group, Inc. (a)	286	2,860
Jack in the Box, Inc. (a)	390	8,810
Jakks Pacific, Inc. (a)	222	4,071
Jardine Cycle & Carriage Ltd.	1,117	7,991
JC Penney Co., Inc.	509	8,526
JetBlue Airways Corp. (a)	1,419	7,989
Johnson Controls, Inc.	198	2,477
Jones Apparel Group, Inc.	451	1,560
Kohl's Corp. (a)	185	6,791
Lawson, Inc.	536	26,611
La-Z-Boy Inc.	416	404
LIFE TIME FITNESS, Inc. (a)	155	2,296
Limited Brands, Inc.	788	6,241
Liz Claiborne, Inc.	209	460
LKQ Corp. (a)	262	3,026
Lowe’s Companies, Inc.	844	15,420
Macrovision Solutions Corp. (a)	186	2,438
Macy's, Inc.	150	1,343
Magna International, Inc.	19	532
Marks & Spencer Group PLC	10,069	33,708
Marriott International, Inc.	143	2,332
Marui Group Co. Ltd.	4,628	24,470
Mattel, Inc.	891	12,643

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
McDonald’s Corp.	441	25,587
Men's Wearhouse, Inc.	312	3,635
Modine Manufacturing Co.	184	504
Mohawk Industries, Inc. (a)	70	2,248
MSC Industrial Direct Co.	316	10,826
Newell Rubbermaid, Inc.	747	6,036
Nordstrom, Inc.	228	2,893
Nutri/Systems, Inc.	134	1,727
OfficeMax, Inc.	627	3,455
OPAP SA	737	21,517
O'Reilly Automotive, Inc. (a)	193	5,611
Oshkosh Truck Corp.	124	895
P.F. Chang's China Bistro, Inc. (a)	102	1,808
Pacific Sunwear of California, Inc. (a)	632	790
Panasonic Corp.	1,300	15,574
Panasonic Corp.	2,815	34,438
Panera Bread Co. (a)	197	9,255
Parkson Retail Group Ltd. (a)	825	1,138
PEP Boys-Manny Moe & Jack	239	691
PetSmart, Inc.	229	4,298
Peugeot SA	1,788	30,462
Phillips-Van Heusen Corp.	254	4,831
Pinnacle Entertainment, Inc. (a)	249	1,688
Polo Ralph Lauren Corp.	104	4,267
Pool Corp.	207	3,281
Priceline.com, Inc. (a)	23	1,543
Qantas Airways Ltd.	8,840	13,762
Quiksilver, Inc. (a)	854	1,793
Radio Shack Corp.	276	3,163
Regis Corp.	300	3,375
RONA, Inc. (a)	59	582
Ross Stores, Inc.	384	11,297
Ruby Tuesday, Inc. (a)	391	485
Ryland Group, Inc.	149	2,324
Saks, Inc. (a)	1,020	2,570
Sankyo Co. Ltd.	631	30,625
Scientific Games Corp. (a)	105	1,320
Sears Holdings Corp. (a)	30	1,228
Seven & I Holdings Co. Ltd.	427	11,574
Shoppers Drug Mart Corp.	38	1,406
Skywest, Inc.	443	6,933
Southwest Airlines Co.	333	2,341
Staples, Inc.	434	6,918
Starbucks Corp. (a)	471	4,446
Starwood Hotels & Resorts Worldwide, Inc.	330	4,990
Superior Industries International, Inc.	171	1,756
Target Corp.	447	13,946
Tech Data Corp. (a)	480	8,693
The Cheesecake Factory (a)	432	3,750
The Finish Line, Inc.	41	195
The Timberland Co. (a)	199	2,187
Ticketmaster Entertainment, Inc. (a)	100	595
Tim Hortons, Inc.	40	984
TJX Companies, Inc.	290	5,632
Toll Brothers, Inc. (a)	390	6,638
Toro Co.	252	7,462
Toyoda Gosei Co. Ltd.	1,039	11,889
Tractor Supply Co. (a)	213	7,180
Under Armour, Inc. (a)	202	3,737

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
United Stationers, Inc. (a)	115	3,221
Urban Outfitters, Inc. (a)	274	4,269
VF Corp.	228	12,773
Walgreen Co.	593	16,254
Wal-Mart Stores, Inc.	914	43,069
Watsco, Inc.	99	3,272
Wendy's/Arby's Group, Inc.	1,125	5,670
Whirlpool Corp.	220	7,355
Williams-Sonoma, Inc.	109	863
WMS Industries, Inc. (a)	233	5,177
Wolverine World Wide, Inc.	466	8,453
World Fuel Services Corp.	116	3,917
WW Grainger, Inc.	128	9,338
Wyndham Worldwide Corp.	228	1,398
Wynn Resorts Ltd. (a)	31	932
Yum! Brands, Inc.	307	8,786
Zale Corp. (a)	429	532
		1,090,132

Consumer, Non-Cyclical — 4.7%
ABC Learning Centres Ltd.	220	75
Accenture Ltd.	370	11,677
Administaff, Inc.	103	2,172
Alberto-Culver Co.	229	5,601
Alliance Data Systems Corp. (a)	141	5,864
Altria Group, Inc.	765	12,653
American Greetings Corp.	412	1,788
Apollo Group, Inc. (a)	274	22,320
Arbitron, Inc.	188	2,824
Archer-Daniels-Midland Co.	360	9,857
Avery Dennison Corp.	246	5,961
BearingPoint, Inc. (a)	30	45
Biogen Idec, Inc. (a)	139	6,762
Blyth, Inc.	243	829
Bowne & Co., Inc.	240	672
British American Tobacco PLC	566	15,584
British American Tobacco PLC - SPON ADR	400	22,040
Brown-Forman Corp.	173	7,856
Celgene Corp. (a)	188	9,955
Centene Corp. (a)	403	7,145
Charles River Laboratories International, Inc. (a)	67	1,635
Chemed Corp.	158	6,341
Christian Dior SA	222	11,104
Church & Dwight Co., Inc.	401	21,345
Cintra Concesiones de Infraest	89	443
Clorox Co.	252	12,638
Coca-Cola Co.	800	34,176
Colgate-Palmolive Co.	294	19,122
ConAgra Foods, Inc.	134	2,291
Constellation Brands, Inc. (a)	424	6,156
Convergys Corp. (a)	284	2,139
Corinthian Colleges, Inc. (a)	593	11,077
Corn Products International, Inc.	428	9,908
Corporate Executive Board Co.	63	1,273
Corrections Corporation of America (a)	758	10,445
CSL Ltd.	1,331	31,716
Dai Nippon Printing Co. Ltd.	2,264	22,505
Dean Foods (a)	191	3,694

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Delhaize Group	515	33,236
Deluxe Corp.	353	4,070
DeVry, Inc.	61	3,268
Dr Pepper Snapple Group, Inc. (a)	44	724
Experian Group Ltd.	5,105	31,978
Fortune Brands, Inc.	41	1,312
General Mills, Inc.	142	8,399
Genzyme Corp. (a)	160	11,027
George Weston Ltd.	17	906
Golden Agri-Resources Ltd.	100,056	20,545
H&R Block, Inc.	819	16,978
Hansen Natural Corp. (a)	130	4,355
Hershey Co.	281	10,476
Hillenbrand, Inc.	131	2,422
Hormel Foods Corp.	157	4,683
Hutchison Whampoa Ltd.	3,810	19,653
Imperial Tobacco Group PLC	1,510	41,424
InBev NV	577	14,710
ITT Educational Services, Inc. (a)	70	8,576
Kerry Group PLC	540	9,999
Kimberly-Clark Corp.	153	7,875
Kirin Holdings Co. Ltd.	3,363	42,863
Koninklijke Ahold NV	2,874	34,634
Kraft Foods, Inc.	523	14,670
Lender Processing Services, Inc.	198	5,132
Lighthouse Caledonia AsA (a)	8	1
Loblaw Companies Ltd.	27	764
Mastercard, Inc.	12	1,629
McCormick & Co., Inc.	303	9,708
McKesson Corp.	176	7,779
Metro AG	35	1,119
Millipore Corp. (a)	91	5,020
Monster Worldwide, Inc. (a)	198	1,824
Moody's Corp.	99	2,121
MPS Group, Inc. (a)	695	4,205
PAREXEL International Corp. (a)	378	3,738
PDL BioPharma, Inc.	198	1,271
Pepsi Bottling Group, Inc.	324	6,250
PepsiAmericas, Inc.	157	2,532
PepsiCo, Inc.	942	47,317
Philip Morris International, Inc.	616	22,884
Pre-Paid Legal Services, Inc. (a)	56	1,883
Procter & Gamble Co.	1,759	95,867
Quanta Services, Inc. (a)	167	3,570
Ralcorp Holdings, Inc. (a)	163	9,653
Reckitt Benckiser Group PLC	572	22,174
Regeneron Pharmaceuticals, Inc. (a)	405	7,079
Rent-A-Center, Inc. (a)	626	9,296
Reynolds American, Inc.	47	1,794
Robert Half International, Inc.	283	4,797
RR Donnelley & Sons Co.	604	5,895
Safeway, Inc.	143	3,064
SAIC, Inc. (a)	1,124	22,188
Saputo, Inc.	52	840
Sara Lee Corp.	198	1,986
Service Corporation International	2,359	10,733
Shiseido Co. Ltd.	2,149	36,504
Smithfield Foods, Inc. (a)	370	4,392
Sotheby's	345	2,998

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Spherion Corp. (a)	350	501
Strayer Education, Inc.	76	16,449
Supervalu, Inc.	569	9,980
Sysco Corp.	301	6,709
The JM Smucker Co.	120	5,418
The Western Union Co.	456	6,229
Toppan Printing Co. Ltd.	4,253	29,116
Toyo Suisan Kaisha Ltd.	76	2,026
Transurban Group	4,101	13,368
Tyson Foods, Inc.	783	6,930
Unilever NV	900	19,773
Unilever PLC	1,814	40,221
United Rentals, Inc. (a)	658	3,672
Universal Corp.	190	5,810
Vertex Pharmaceuticals, Inc. (a)	223	7,370
Viad Corp.	126	2,801
Watson Wyatt Worldwide, Inc.	224	10,416
WD-40 Co.	140	3,510
Whole Foods Market, Inc.	239	2,450
		1,269,227

Energy — 4.2%
Advantage Energy Income Fund	33	140
Anadarko Petroleum Corp.	152	5,584
Apache Corp.	107	8,025
Arch Coal, Inc.	295	4,481
Atwood Oceanics, Inc. (a)	276	4,595
Baker Hughes, Inc.	159	5,298
BJ Services Co.	767	8,437
BP Amoco PLC ADR	400	16,988
BP PLC	11,640	83,413
Cabot Oil & Gas Corp.	65	1,787
Cameron International Corp. (a)	444	10,283
Canadian Natural Resources Ltd.	95	3,400
Canadian Oil Sands Trust	42	640
CGG-Veritas (a)	423	5,161
Chesapeake Energy Corp.	218	3,447
Chevron Corp.	798	56,274
Cimarex Energy Co.	193	4,794
ConocoPhillips Co.	539	25,619
Consol Energy, Inc.	352	9,596
Cosmo Oil Co. Ltd.	10,255	27,854
Denbury Resources, Inc. (a)	530	6,487
Devon Energy Corp.	164	10,102
Dril-Quip, Inc. (a)	79	1,936
El Paso Corp.	1,770	14,479
Enbridge, Inc.	59	1,936
EnCana Corp.	135	6,007
Enerplus Resources Fund	29	602
ENI SpA	2,125	45,277
ENI SpA - SPONS ADR	400	16,956
ENSCO International, Inc.	224	6,129
EOG Resources, Inc.	134	9,081
Equitable Resources, Inc.	222	7,599
Exterran Holdings, Inc. (a)	156	3,457
Exxon Mobil Corp.	2,147	164,202
FMC Technologies, Inc. (a)	197	5,829
Forest Oil Corp. (a)	77	1,155

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Frontier Oil Corp.	102	1,457
Halliburton Co.	531	9,160
Headwaters, Inc. (a)	257	1,164
Helix Energy Solutions Group, Inc. (a)	142	731
Helmerich & Payne, Inc.	199	4,470
Husky Energy, Inc.	44	1,092
Imperial Oil Ltd.	51	1,620
ION Geophysical Corp. (a)	227	341
John Bean Technologies Corp.	42	407
Marathon Oil Corp.	114	3,104
Mariner Energy, Inc. (a)	654	6,475
Murphy Oil Corp.	340	15,021
National Fuel Gas Co.	213	6,381
National Oilwell Varco, Inc. (a)	304	8,038
Nexen, Inc.	82	970
Niko Resources Ltd.	14	576
Nippon Oil Corp.	5,554	24,606
Noble Corp.	434	11,783
Noble Energy, Inc.	328	16,049
Occidental Petroleum Corp.	327	17,838
Oceaneering International, Inc. (a)	97	3,343
Oilexco, Inc. (a)	104	18
Oneok, Inc.	267	7,802
OPTI Canada, Inc. (a)	58	76
Patriot Coal Corp. (a)	262	1,344
Peabody Energy Corp.	162	4,050
Penn Virginia Corp.	248	5,109
Penn West Energy Trust	40	455
Petro-Canada	88	1,908
Pride International, Inc. (a)	364	5,868
Quicksilver Resources, Inc. (a)	236	1,635
Range Resources Corp.	307	11,003
Rowan Companies, Inc.	317	4,013
Royal Dutch Shell PLC - A Shares	441	10,952
Royal Dutch Shell PLC - A Shares	2,596	65,082
Royal Dutch Shell PLC - ADR	400	19,692
Royal Dutch Shell PLC - B Shares	650	15,618
Schlumberger Ltd.	694	28,322
SEACOR Holdings, Inc. (a)	149	9,691
Showa Shell Sekiyu KK	3,100	29,469
Smith International, Inc.	447	10,147
Southwestern Energy Co. (a)	552	17,471
Spectra Energy Corp.	205	2,975
St Mary Land & Exploration Co.	333	6,444
Suncor Energy, Inc.	162	3,106
Sunoco, Inc.	330	15,286
Superior Energy Services, Inc. (a)	491	7,650
Talisman Energy, Inc.	186	1,761
Tesoro Corp.	390	6,720
Tetra Technologies, Inc. (a)	473	2,455
Total Fina SA - ADR	400	19,912
Total SA	1,524	76,448
TransCanada Corp.	95	2,555
Transocean, Ltd. (a)	178	9,722
UTS Energy Corp. (a)	216	305
Valero Energy Corp.	179	4,317
Weatherford International Ltd. (a)	336	3,706
Westernzagros Resources Ltd. (a)	36	21
Williams Companies, Inc.	359	5,080
XTO Energy, Inc.	288	10,682
		1,150,546

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Financial — 5.7%
ACE Ltd.	105	4,584
Acom Co. Ltd.	721	25,522
Affiliated Managers Group, Inc. (a)	51	2,050
AGF Management Ltd.	36	236
Alexandria Real Estate Equities, Inc.	187	11,097
Allco Finance Group Ltd. (a)	136	12
Alpha Bank AE	72	607
AMB Property Corp.	167	2,692
American Express Co.	579	9,687
American Financial Group, Inc.	196	3,328
AmeriCredit Corp. (a)	581	2,737
Ameriprise Financial, Inc.	68	1,370
Anchor BanCorp. Wisconsin, Inc.	167	337
Aon Corp.	85	3,149
Apartment Investment & Management Co.	212	1,885
Arthur J Gallagher & Co.	198	4,667
Associated Banc Corp.	337	5,274
Assurant, Inc.	276	7,286
Astoria Financial Corp.	178	1,616
AvalonBay Communities, Inc.	163	8,445
AXA	2,054	32,127
AXA - SPONS ADR	1,000	16,100
Babcock & Brown Ltd.	110	23
Banco Bilbao Vizcaya - SPONS ADR	1,700	15,793
Banco Bilbao Vizcaya Arg.	3,974	37,299
Banco Santander SA	25	200
BanCorpsouth, Inc.	675	12,758
Bank of America Corp.	1,966	12,936
Bank of Montreal	89	2,413
Bank of New York Mellon Corp.	445	11,454
Bank of Nova Scotia	175	3,425
BB&T Corp.	176	3,483
BioMed Realty Trust, Inc.	578	6,381
Boston Properties, Inc.	51	2,208
Bradford & Bingley PLC	146	42
BRE Properties, Inc.	269	6,830
Brookfield Asset Management, Inc.	103	1,617
Camden Property Trust	95	2,504
Canadian Imperial Bank of Commerce	60	2,281
Capital One Financial Corp.	137	2,170
Cathay General BanCorp.	384	4,877
CB Richard Ellis Group, Inc. (a)	343	1,235
Chubb Corp.	130	5,535
Cincinnati Financial Corp.	370	8,114
CIT Group, Inc.	435	1,214
Citigroup, Inc.	1,961	6,962
City National Corp.	80	2,769
CME Group, Inc.	26	4,522
Colonial Properties Trust	317	2,330
Comerica, Inc.	451	7,514
Commerce Bancshares, Inc.	165	5,767
Corio NV	12	515
Credit Saison Co. Ltd.	2,163	21,670
Criteria CaixaCorp SA	5,544	19,380

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Cullen/Frost Bankers, Inc.	134	5,865
DB RREEF Trust	23,993	11,587
Delphi Financial Group, Inc.	175	2,655
Developers Diversified Realty Corp.	312	1,498
DiamondRock Hospitality Co.	647	2,653
Dime Community Bancshares, Inc.	270	2,714
Duke Realty Corp.	376	3,463
E*Trade Financial Corp. (a)	3,742	4,266
EFG Eurobank Ergasias SA	49	309
Equity Residential Property Trust	106	2,537
Essex Property Trust, Inc.	159	10,502
Everest Re Group Ltd.	169	10,647
Fairfax Financial Holdings Ltd.	6	1,952
Federal Realty Investment Trust	96	4,860
Federated Investors, Inc.	266	5,192
Fidelity National Financial, Inc.	604	8,830
Fifth Third BanCorp.	151	361
First American Corp.	173	3,778
First BanCorp Puerto Rico	601	4,273
First Horizon National Corp.	268	2,548
First Midwest BanCorp., Inc.	343	3,430
First Niagara Financial Group	723	9,442
FirstFed Financial Corp. (a)	97	82
FirstMerit Corp.	653	10,559
Forestar Group, Inc. (a)	144	1,606
Franklin Resources, Inc.	101	4,890
Frontier Financial Corp.	298	527
Fulton Financial Corp.	1,412	9,912
Genworth Financial, Inc.	140	325
Great-West Lifeco, Inc.	46	694
Hartford Financial Services Group, Inc.	103	1,355
HCC Insurance Holdings, Inc.	339	7,936
HCP, Inc.	543	12,674
Health Care REIT, Inc.	716	27,072
Home Properties, Inc.	212	7,609
Horace Mann Educators Corp.	274	2,562
Hospitality Properties Trust	266	3,570
Host Hotels & Resorts, Inc.	1,347	7,247
HSBC Holdings PLC	400	15,536
Hudson City BanCorp, Inc.	1,271	14,744
Huntington Bancshares, Inc.	838	2,413
Hysan Development Co. Ltd.	4,479	7,335
IGM Financial, Inc.	25	663
Industrial Alliance Insurance	34	547
IndyMac Bancorp., Inc. (a)	503	55
IntercontinentalExchange, Inc. (a)	110	6,262
Invesco PLC	810	9,550
Investment Technology Group, Inc. (a)	235	5,095
Irish Life & Permanent PLC	3,424	7,366
Janus Capital Group, Inc.	381	2,000
Jefferies Group, Inc.	217	2,504
Jones Lang LaSalle, Inc.	62	1,464
JP Morgan Chase & Co.	1,277	32,576
Keppel Land Ltd.	10,226	9,483
KeyCorp.	969	7,054
Kilroy Realty Corp.	212	4,846
Kimco Realty Corp.	609	8,757
LaSalle Hotel Properties	254	2,116
Lexington Realty Trust	433	1,918

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Liberty Property Trust	277	5,540
Lincoln National Corp.	89	1,347
Loews Corp.	148	3,611
M&T Bank Corp.	204	7,938
Mack-Cali Realty Corp.	137	2,784
Manulife Financial Corp.	274	4,549
Marsh & McLennan Companies, Inc.	178	3,441
Marshall & Ilsley Corp.	628	3,586
MBIA, Inc. (a)	744	2,872
Mediobanca SpA	1,358	12,346
Mercury General Corp.	75	2,906
MetLife, Inc.	148	4,252
Mid-America Apartment Communities	161	4,756
Morgan Stanley	377	7,627
Muenchener Rueckversicherungs AG	274	36,418
National Bank of Canada	29	809
National Financial Partners Co.	262	673
National Retail Properties, Inc.	547	7,893
Nationwide Health Properties, Inc.	710	18,126
New World Development Ltd.	29,851	28,794
New York Community BanCorp., Inc.	796	10,547
Nordea Bank AB	4,272	22,678
Northern Rock PLC (a)	75	98
NYSE Euronext, Inc.	117	2,574
Old Mutual PLC	26,841	20,382
Old National BanCorp	605	7,702
Old Republic International Corp.	529	5,459
Onex Corp.	40	554
optionsXpress Holdings, Inc.	144	1,568
PacWest Bancorp.	108	1,826
Pennsylvania Real Estate Investment Trust	269	1,192
People's United Financial, Inc.	215	3,517
Piper Jaffray Companies, Inc. (a)	76	2,182
PNC Financial Services Group, Inc. (a)	111	3,610
Post Properties, Inc.	127	1,662
Power Corporation of Canada	56	966
Power Financial Corp.	41	757
Principal Financial Group, Inc.	75	1,244
ProAssurance Corp. (a)	189	8,932
Profident Bankshares Corp.	189	1,213
Prosperity Bancshares, Inc.	367	9,927
Protective Life Corp.	203	1,681
Prudential Financial, Inc.	155	3,991
Public Storage, Inc.	54	3,341
Ratos AB	497	6,432
Raymond James Financial, Inc.	267	4,942
Realty Income Corp.	864	16,649
Regency Centers Corp.	117	4,130
Regions Financial Corp.	227	785
Reinsurance Group of America, Inc. (a)	59	2,133
RLI Corp.	142	8,022
Royal & Sun Alliance Insurance Group PLC	16,015	30,566
Royal Bank of Canda	227	5,629
Selective Insurance Group	471	7,230
Senior Housing Properties Trust	730	11,811
Shinsei Bank Ltd.	19,560	25,692
Simon Property Group, Inc.	110	4,728
Singapore Exchange Ltd.	6,403	21,970
Sovereign BanCorp, Inc. (a)	747	1,845

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Standard Chartered PLC	2,950	37,448
Standard Life PLC	7,814	24,884
State Street Corp.	161	3,746
Sterling Bancshares, Inc.	540	3,002
Sterling Financial Corp.	352	651
Sumitomo Mitsui Financial Group, Inc.	800	32,504
Sun Life Financial, Inc.	101	2,056
SunTrust Banks, Inc.	115	1,410
Susquehanna Bancshares, Inc.	636	6,996
SVB Financial Group (a)	207	4,299
SWS Group, Inc.	234	3,428
Synovus Financial Corp.	632	2,503
T Rowe Price Group, Inc.	427	11,777
TCF Financial Corp.	251	3,110
The 77 Bank Ltd.	6,188	31,479
The Allstate Corp.	199	4,312
The Charles Schwab Corp.	508	6,904
The Colonial BancGroup, Inc.	313	247
The Goldman Sachs Group, Inc.	138	11,141
The Gunma Bank Ltd.	3,188	18,773
The Macerich Co.	121	1,784
The Nasdaq Stock Market, Inc. (a)	231	5,040
The PMI Group, Inc.	173	240
The South Financial Group, Inc.	500	940
The Travelers Companies, Inc.	216	8,346
TMX Group, Inc.	31	811
Torchmark Corp.	250	7,500
Toronto-Dominion Bank	351	9,236
Trustco Bank Corp.	476	3,189
UCBH Holdings, Inc.	720	1,678
UDR, Inc.	402	4,715
Umpqua Holdings Corp.	536	5,253
UniCredit SpA	4,481	7,930
UNIQA Versicherungen AG	344	7,665
United Bankshares, Inc.	302	6,339
United Community Banks, Inc.	198	1,020
Unitrin, Inc.	127	1,621
Unum Group	991	14,033
Urban Corp.	78	1
US BanCorp.	669	9,928
Washington Federal, Inc.	706	8,670
Washington Mutual, Inc. (a)	288	12
Weingarten Realty Investors	163	2,639
Wells Fargo & Co.	1,257	23,757
Wesbster Financial Corp.	477	1,994
Westfield Group	684	5,233
Westfield Group	20	209
Whitney Holding Corp.	589	7,651
Wilmington Trust Corp.	136	1,862
Wintrust Financial Corp.	96	1,284
WR Berkley Corp.	810	21,449
XL Capital Ltd.	56	162
Zenith National Insurance Corp.	257	7,206
Zion Bancorporation	280	4,178
Zurich Financial Services AG	188	34,042
		1,564,017

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Healthcare — 4.1%
Abbott Laboratories	561	31,102
Advanced Medical Optics, Inc. (a)	215	4,724
Aetna, Inc.	255	7,905
Affymetrix, Inc. (a)	104	331
Allergan, Inc.	149	5,680
American Medical Systems Holdings, Inc. (a)	493	5,275
Amerigroup Corp. (a)	340	9,510
AmerisourceBergen Corp.	319	11,586
Arthrocare Corp. (a)	123	851
AstraZeneca PLC	1,323	51,210
AstraZeneca PLC - SPONS ADR	500	19,265
Baxter International, Inc.	378	22,170
Beckman Coulter, Inc.	105	5,221
Becton, Dickinson & Co.	113	8,212
Biovail Corp.	66	588
Boston Scientific Corp. (a)	841	7,460
Bristol-Myers Squibb Co.	770	16,486
Cephalon, Inc. (a)	111	8,567
Cigna Corp.	78	1,354
Community Health Systems, Inc. (a)	122	2,274
Covance, Inc. (a)	140	5,404
Coventry Health Care, Inc. (a)	320	4,842
CR Bard, Inc.	205	17,542
Cubist Pharmaceuticals, Inc. (a)	381	8,157
DaVita, Inc. (a)	236	11,092
Dentsply International, Inc.	312	8,396
Edwards Lifesciences Corp. (a)	303	17,419
Eli Lilly & Co.	379	13,955
Endo Pharmaceuticals Holdings (a)	226	5,078
Express Scripts, Inc. (a)	98	5,268
Facet Biotech Corp. (a)	39	237
Forest Laboratories, Inc. (a)	203	5,083
Fresenius Medical Care AG & Co.	705	31,596
Gen-Probe, Inc. (a)	315	14,181
Gilead Sciences, Inc. (a)	527	26,756
H. Lundbeck A/S (a)	1,385	29,025
Haemonetics Corp. (a)	159	9,405
Health Management Associates, Inc. (a)	2,097	3,334
Health Net, Inc. (a)	188	2,750
Healthways, Inc. (a)	186	2,571
Henry Schein, Inc. (a)	151	5,652
Hill-Rom Holdings, Inc.	131	1,844
Hologic, Inc. (a)	167	1,969
IDEXX Laboratories, Inc. (a)	377	12,366
Immucor, Inc. (a)	460	12,747
Intuitive Surgical, Inc. (a)	73	7,536
Invacare Corp.	194	3,698
Johnson & Johnson	1,141	65,824
Kinetic Concepts, Inc. (a)	90	2,169
King Pharmaceuticals, Inc. (a)	737	6,441
Laboratory Corporation of America Holdings (a)	235	13,912
Life Technologies Corp. (a)	341	8,682
LifePoint Hospitals, Inc. (a)	484	10,909
Magellan Health Services, Inc. (a)	258	9,345
Medco Health Solutions, Inc. (a)	321	14,423
MEDNAX, Inc. (a)	295	9,903
Medtronic, Inc.	647	21,668
Mentor Corp.	143	4,434

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Merck & Co., Inc.	818	23,354
Mitsubishi Tanabe Pharma Corp.	2,106	31,273
Mylan, Inc. (a)	694	7,863
NBTY, Inc. (a)	398	7,510
Novartis AG	1,613	66,874
Novartis AG - ADR	400	16,504
Odyssey HealthCare, Inc. (a)	323	3,204
Omnicare, Inc.	271	7,577
Ono Pharmaceutical Co. Ltd.	244	12,901
Patterson Companies, Inc. (a)	219	4,027
Pfizer, Inc.	2,487	36,260
Pharmaceutical Product Development, Inc.	177	4,229
PharMerica Corp. (a)	195	3,206
Psychiatric Solutions, Inc. (a)	353	9,178
Quest Diagnostics, Inc.	67	3,306
ResMed, Inc. (a)	130	5,187
Roche Holding AG Genus	62	9,195
Savient Pharmaceuticals, Inc. (a)	282	1,562
Schering-Plough Corp.	902	15,839
Sepracor, Inc. (a)	180	2,736
St. Jude Medical, Inc. (a)	209	7,601
STERIS Corp.	445	11,837
Styrker Corp.	158	6,674
Taisho Pharmaceutical Co. Ltd.	1,090	22,350
Techne Corp.	207	12,414
Tenet Healthcare Corp. (a)	3,630	3,884
Teva Pharmaceutical Industries Ltd.	116	4,808
United Therapeutics Corp. (a)	133	9,037
UnitedHealth Group, Inc.	723	20,483
Universal Health Services, Inc.	85	3,217
Valeant Pharmaceuticals International (a)	324	7,031
Varian Medical Systems, Inc. (a)	275	10,211
VCA Antech, Inc. (a)	517	9,730
Watson Pharmaceuticals, Inc. (a)	308	8,402
WellCare Health Plans, Inc. (a)	59	872
WellPoint, Inc. (a)	191	7,917
West Pharmaceutical Services, Inc.	176	5,847
Wyeth	522	22,430
Zimmer Holdings, Inc. (a)	146	5,314
		1,107,228

Holding Companies — 0.1%
IFIL - Investments SpA	8,200	20,359
Sherritt International Corp.	82	179
		20,538

Industrial — 4.9%
3M Co.	245	13,179
AAR Corp. (a)	244	4,426
ABB Ltd. (a)	1,281	16,724
Acuity Brands, Inc.	265	7,121
Agilent Technologies, Inc. (a)	175	3,164
Albany International Corp.	232	2,322
Alfa Laval AB	1,735	12,187
Alliant Techsystems, Inc. (a)	193	15,596
Amada Co. Ltd.	6,149	29,775

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Ametek, Inc.	180	5,753
Amphenol Corp.	367	9,597
Aptargroup, Inc.	332	10,232
Arkansas Best Corp.	183	4,280
Astec Industries, Inc. (a)	68	1,671
Avnet, Inc. (a)	260	5,153
BAE Systems PLC	5,627	32,800
BE Aerospace, Inc. (a)	531	5,135
Belden, Inc.	294	3,840
Bemis Co., Inc.	252	5,688
Benchmark Electronics, Inc. (a)	636	7,467
Boeing Co.	386	16,332
Bombardier, Inc.	253	784
Brambles Ltd.	6,193	26,759
Briggs & Stratton Corp.	442	6,537
Burlington Northern Santa Fe	101	6,691
CAE, Inc.	97	568
Canadian National Railway Co.	84	2,943
Canadian Pacific Railway Ltd.	26	789
Carlisle Companies, Inc.	318	5,937
Casio Computer Co. Ltd.	99	790
Ceradyne, Inc. (a)	160	3,651
CH Robinson Worldwide, Inc.	345	15,863
Checkpoint Systems, Inc. (a)	367	3,285
Cie de Saint-Gobain SA	748	25,454
Clarcor, Inc.	295	8,950
Cognex Corp.	163	2,129
Commercial Metals Co.	325	3,738
Con-Way, Inc.	57	1,256
CSX Corp.	247	7,153
CTS Corp.	292	1,501
Cummins, Inc.	282	6,762
Curtiss-Wright Corp.	256	8,269
Cymer, Inc. (a)	150	3,060
Danaher Corp.	119	6,656
Dionex Corp. (a)	119	6,026
Donaldson Co., Inc.	433	13,475
Dover Corp.	502	14,197
Eagle Materials, Inc.	289	5,225
Eastman Kodak Co.	818	3,706
Eaton Corp.	364	16,023
EMCOR Group, Inc. (a)	405	8,339
Energizer Holdings, Inc. (a)	126	6,001
Esterline Technologies Corp. (a)	166	5,991
European Aeronautic Defence & Space Co.	746	13,092
Expeditors International Washington, Inc.	438	12,181
FedEx Corp.	91	4,636
Finning International, Inc.	48	493
Flextronics International Ltd. (a)	1,592	4,155
FLIR Systems, Inc. (a)	241	6,018
Flowserve Corp.	125	6,664
Fluor Corp.	274	10,659
Forward Air Corp.	203	4,113
FUJIFILM Holdings Corp.	1,495	33,365
Gardner Denver Inc. (a)	275	5,987
Garmin Ltd.	63	1,104
GATX Corp.	355	8,556
General Dynamics Corp.	110	6,240
General Electric Co.	3,857	46,784

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Gentex Corp.	290	2,433
Golden Ocean Group Ltd.	12,000	8,265
Goodrich Corp.	240	9,278
Harsco Corp.	143	3,392
Honeywell International, Inc.	232	7,612
Horiba Ltd.	0	0
Hubbell, Inc.	105	3,255
IDEX Corp.	500	11,305
Ingersoll-Rand Co. Ltd.	101	1,637
Insituform Technologies, Inc. (a)	220	4,127
Itron, Inc. (a)	159	10,383
ITT Corp.	283	12,814
Jabil Circuit, Inc.	526	3,061
Jacobs Engineering Group, Inc. (a)	243	9,397
JGC Corp.	2,096	30,448
Joy Global, Inc.	235	4,895
Kaydon Corp.	180	4,896
Kirby Corp. (a)	88	2,110
L-3 Communications Holdings, Inc.	194	15,330
Landstar System, Inc.	340	12,196
Leggett & Platt, Inc.	362	4,521
Lincoln Electric Holdings, Inc.	210	8,646
Littelfuse, Inc. (a)	86	1,316
MAN AG	581	25,481
Martin Marietta Materials, Inc.	72	5,797
Masco Corp.	890	6,960
Matthews International Corp.	211	8,216
Methode Electronics, Inc.	234	1,081
Mine Safety Appliances Co.	119	2,335
Molex, Inc.	193	2,580
Moog, Inc. (a)	251	7,520
MTR Corp.	13,494	32,713
Mueller Industries, Inc.	254	5,110
National Instruments Corp.	381	8,180
NCI Building Systems, Inc. (a)	110	1,275
Newport Corp. (a)	189	1,011
Nippon Express Co. Ltd.	6,360	23,150
Nordson Corp.	202	6,102
Norfolk Southern Corp.	136	5,217
Northrop Grumman Corp.	104	5,004
Old Dominion Freight Line, Inc. (a)	173	4,339
Overseas Shipholding Group, Inc.	238	8,497
Pall Corp.	336	8,760
Park Electrochemical Corp.	69	1,211
Parker Hannifin Corp.	265	10,126
Pentair, Inc.	283	6,472
Plexus Corp. (a)	136	1,967
Precision Castparts Corp.	68	4,417
Regal-Beloit Corp.	204	6,928
Republic Services, Inc.	732	18,930
Rockwell Automation, Inc.	159	4,140
Rockwell Collins, Inc.	330	12,434
Rockwool International A/S	290	19,926
Rolls-Royce Group PLC (a)	18,304	27
Roper Industries, Inc.	150	6,171
Ryder System, Inc.	148	4,999
Sacyr Vallehermoso SA	1	9
Sealed Air Corp.	206	2,791
Skanska AB	2,606	22,356

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Snap-On, Inc.	354	10,684
SNC-Lavalin Group, Inc.	34	959
SonoCo. Products Co.	285	6,535
SPX Corp.	101	4,253
Stericycle, Inc. (a)	152	7,436
Sulzer AG	122	6,102
Sumitomo Electric Industries Ltd.	3,787	29,129
Svenska Cellulosa AB	2,879	22,546
Teledyne Technologies, Inc. (a)	200	5,574
Teleflex, Inc.	207	11,008
Terex Corp. (a)	226	2,676
Tetra Tech, Inc. (a)	516	11,987
Texas Industries, Inc.	173	3,929
Textron, Inc.	95	858
The Brink's Co.	223	5,894
The Manitowoc Co., Inc.	275	1,513
The Shaw Group, Inc. (a)	76	2,113
The Stanley Works	228	7,127
Thomas & Betts Corp. (a)	99	2,118
Tidewater, Inc.	67	2,788
Timken Co.	152	2,263
Tredegar Corp.	242	3,993
Trimble Navigation Ltd. (a)	213	3,157
Trinity Industries, Inc.	135	1,554
Tyco International Ltd.	160	3,363
Union Pacific Corp.	174	7,619
United Technologies Corp.	350	16,797
URS Corp. (a)	329	11,202
Varian, Inc. (a)	201	5,596
Vishay Intertechnology, Inc. (a)	359	1,063
Wabtec Corp.	307	9,189
Waste Connections, Inc. (a)	444	12,885
Waste Management, Inc.	170	5,302
Waters Corp. (a)	217	7,849
Werner Enterprises, Inc.	473	7,095
Wesfarmers Ltd.	262	2,577
Worthington Industries, Inc.	476	4,789
YRC Worldwide, Inc. (a)	398	1,146
Zebra Technologies Corp. (a)	117	1,969
		1,323,183

Technology — 3.5%
ACI Worldwide, Inc. (a)	236	4,010
Actel Corp. (a)	202	1,822
Adobe Systems, Inc. (a)	323	6,237
Advanced Micro Devices, Inc. (a)	947	2,074
Advent Software, Inc. (a)	75	1,637
Affiliated Computer Services, Inc. (a)	209	9,585
Agilysys, Inc.	160	571
Altera Corp.	601	9,243
Ansys, Inc. (a)	462	11,485
Apple, Inc. (a)	505	45,516
Applied Materials, Inc.	838	7,852
ATMI, Inc. (a)	146	1,972
Autodesk, Inc. (a)	475	7,866
Avid Technology, Inc. (a)	282	2,823
Axcelis Technologies, Inc. (a)	822	234
BMC Software, Inc. (a)	345	8,739

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Broadcom Corp. (a)	316	5,009
Broadridge Financial Solutions, Inc.	176	2,374
Brooks Automation, Inc. (a)	509	2,326
CA, Inc.	241	4,336
Cabot Microelectronics Corp. (a)	99	2,253
CACI International, Inc. (a)	189	8,533
Cadence Design Systems, Inc. (a)	274	1,036
Cerner Corp. (a)	107	3,608
CGI Group, Inc. (a)	121	980
Citrix Systems, Inc. (a)	400	8,416
Cognizant Technology Solutions (a)	591	11,069
Computer Sciences Corp. (a)	331	12,194
Computershare Ltd.	5,526	25,457
Compuware Corp. (a)	658	4,277
Cree, Inc. (a)	227	4,524
CSG Systems International, Inc. (a)	260	3,770
Cypress Semiconductor Corp. (a)	157	708
Dell, Inc. (a)	1,179	11,201
Diebold, Inc.	84	2,082
DSP Group, Inc. (a)	232	1,510
DST Sytems, Inc. (a)	86	2,732
Dun & Bradstreet Corp.	100	7,600
Electronic Arts, Inc. (a)	195	3,011
EMC Corp. (a)	1,271	14,032
Factset Research Systems, Inc.	75	2,985
Fidelity National Information Services, Inc.	397	6,316
Fiserv, Inc. (a)	337	10,700
Global Payments, Inc.	134	4,651
Hewlett-Packard Co.	1,504	52,264
Hutchinson Technology, Inc. (a)	157	498
IBM Corp.	551	50,499
Imation Corp.	303	2,951
Informatica Corp. (a)	551	7,031
Intel Corp.	3,177	40,983
International Rectifier Corp. (a)	121	1,648
Intersil Corp.	392	3,650
Intuit, Inc. (a)	630	14,270
Jack Henry & Associates, Inc.	712	12,674
Kla-Tencor Corp.	215	4,309
Kulicke & Soffa Industries, Inc. (a)	331	506
Lam Research Corp. (a)	229	4,628
Lexmark International, Inc. (a)	120	2,842
Linear Technology Corp.	376	8,806
MEMC Electronic Materials, Inc. (a)	115	1,564
Mentor Graphics Corp. (a)	572	2,666
Metavante Technologies, Inc. (a)	280	4,063
Micrel, Inc.	462	3,511
Micron Technology, Inc. (a)	1,451	5,398
MICROS Systems, Inc. (a)	428	6,163
Microsemi Corp. (a)	468	3,931
Microsoft Corp.	4,732	80,917
NCR Corp. (a)	300	3,765
NEC Corp. (a)	900	6,312
NetApp, Inc. (a)	647	9,595
Nomura Research Institute Ltd.	161	2,937
Novell, Inc. (a)	713	2,638
Novellus Systems, Inc. (a)	258	3,558
NVIDIA Corp. (a)	278	2,210
Oracle Corp. (a)	2,228	37,497

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Palm, Inc. (a)	641	4,916
Parametric Technology Corp. (a)	996	8,964
Paychex, Inc.	144	3,498
Pitney Bowes, Inc.	560	12,466
QLogic Corp. (a)	402	4,551
Research In Motion Ltd. (a)	84	4,642
Rohm Co. Ltd.	641	32,180
Sage Group PLC	4,768	12,513
Salesforce.com, Inc. (a)	210	5,588
SAP AG	1,145	40,979
SAP AG - SPONS ADR	600	21,228
SEI Investments Co.	242	3,066
Seiko Epson Corp.	1,561	20,087
Semtech Corp. (a)	426	5,006
Silicon Laboratories, Inc. (a)	357	8,222
Skyworks Solutions, Inc. (a)	1,096	4,735
SRA International, Inc. (a)	275	4,491
Sun Microsystems, Inc. (a)	294	1,223
Take-Two Interactive Software, Inc. (a)	386	2,710
Teradata Corp. (a)	323	4,241
Teradyne, Inc. (a)	483	2,323
Texas Instruments, Inc.	831	12,423
Total System Services, Inc.	514	6,507
TriQuint Semiconductor, Inc. (a)	1,142	2,307
Varian Semiconductor Equipment Associates, Inc. (a)	487	9,272
Western Digital Corp. (a)	594	8,720
Wind River Systems, Inc. (a)	510	4,065
Xerox Corp.	597	3,964
Xilinx, Inc.	785	13,227
		941,754

Utilities — 3.1%
AGL Resources, Inc.	596	18,375
Algonquin Power Income Fund	51	120
Allegheny Energy, Inc.	341	11,335
Allete, Inc.	191	5,940
Alliant Energy Corp.	109	3,142
Alpiq Holding AG (a)	35	15,090
Ameren Corp.	519	17,257
American Electric Power Co., Inc.	128	4,013
Aqua America, Inc.	400	8,296
Atmos Energy Corp.	760	18,658
Avista Corp.	476	9,063
Black Hills Corp.	279	7,394
Brookfield Infrastructure Partners LP	4	53
Canadian Utilities Ltd.	28	908
Centerpoint Energy, Inc.	789	10,557
Centrica PLC	9,723	36,352
Chubu Electric Power Co., Inc.	1,180	33,757
Cleco Corp.	522	11,928
CMS Energy Corp.	623	7,320
Consolidated Edison, Inc.	91	3,708
Dominion Resources, Inc.	202	7,106
DPL, Inc.	271	5,840
DTE Energy Co.	457	15,767
Duke Energy Corp.	409	6,196
Dynegy, Inc. (a)	1,216	2,566
Edison International	96	3,127

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Edison SpA (a)	11,183	14,134
El Paso Electric Co. (a)	410	6,781
Enel SpA	6,315	35,539
Energen Corp.	64	1,869
Entergy Corp.	58	4,429
Exelon Corp.	224	12,145
FirstEnergy Corp.	98	4,899
Fortis, Inc.	51	1,013
Fortum Oyj	625	12,229
FPL Group, Inc.	121	6,238
Gas Natural SDG SA	1,192	28,772
Great Plains Energy, Inc.	408	7,781
Hawaiian Electric Industries, Inc.	712	15,436
HongKong Electric Holdings Ltd.	4,496	26,496
Iberdrola SA	5,279	41,098
IDACORP, Inc.	399	11,615
Integrys Energy Group, Inc.	211	8,809
Kyushu Electric Power Co., Inc.	1,171	30,763
MDU Resources Group, Inc.	468	9,309
Nicor, Inc.	94	3,216
NiSource, Inc.	754	7,299
Northeast Utilities	424	10,091
Nortwest Natural Gas Co.	233	10,005
NSTAR	275	9,301
NV Energy, Inc.	616	6,610
OGE Energy Corp.	255	6,293
Pepco Holdings, Inc.	527	9,386
PG&E Corp.	97	3,751
Piedmont Natural Gas Co.	618	16,012
Pinnacle West Capital Corp.	273	9,137
PNM Resources, Inc.	475	4,769
PPL Corp.	125	3,833
Progress Energy, Inc.	72	2,788
Public Service Enterprise Group, Inc.	114	3,599
Puget Energy, Inc.	268	7,879
Questar Corp.	355	12,063
SCANA Corp.	294	10,081
Sempra Energy	65	2,850
Shikoku Electric Power Co., Inc.	291	9,685
Southern Co.	246	8,229
Southwest Gas Corp.	374	9,634
TECO Energy, Inc.	572	6,870
The AES Corp. (a)	440	3,480
TransAlta Corp.	44	802
UGI Corp.	802	20,347
Unisource Energy Corp.	224	6,326
Vector Ltd.	5,482	6,153
Vectren Corp.	651	16,789
Westar Energy, Inc.	736	14,779
WGL Holdings, Inc.	429	13,771
Wisconsin Energy Corp.	321	14,310
Xcel Energy, Inc.	1,159	21,395
		834,756
Total Common Stocks (Cost $16,265,352)		10,883,609

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
U.S. Treasury Obligations — 36.1%

U.S. Treasury Bonds — 3.0%
8.00%, 11/15/21	564,000	804,405
U.S. Treasury Notes — 33.1%
2.00%, 2/28/10	1,692,000	1,717,314
4.88%, 4/30/11	1,779,000	1,934,663
4.38%, 8/15/12	737,000	813,349
4.25%, 8/15/13	1,410,000	1,576,556
4.75%, 5/15/14	1,019,000	1,173,044
4.63%, 11/15/16	911,000	1,034,554
4.75%, 8/15/17	651,000	746,412
		8,995,892
Total U.S. Treasury Obligations (Cost $9,703,259)		9,800,297

Preferred Stocks — 0.1%

Consumer, Non-Cyclical — 0.1%
Henkel KGaA	999	25,853
Total Preferred Stocks (Cost $32,127)		25,853

Rights & Options — 0.0%†

Financial — 0.0%†
Fortis	231	0
Total Rights & Options (Cost $0)		0

Investment Companies — 3.6%

BLDRS Emerging Markets 50 ADR Index Fund - ETF	8,256	213,252
iShares MSCI Emerging Markets Index Fund - ETF	26,688	603,950
Vanguard Emerging Markets ETF	8,020	173,072
Total Investment Companies (Cost $1,911,544)		990,274

Money Markets — 19.0%

Dreyfus Cash Management	700	700
Dreyfus Cash Management Plus	59,898	59,898
Federated Government Obligation Fund	5,102,887	5,102,888
Mellon USD at U.K. Crest	8,313	8,313
Total Money Markets (Cost $5,171,799)		5,171,799

Total Investments		26,871,832
(Cost $33,084,081) (b) — 98.9%

Other assets in excess of liabilities — 1.1%		302,038

NET ASSETS — 100.0%		$27,173,870

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
† Rounds to less than 0.01%.
ETF – Exchange Traded Fund

See Notes to Schedule of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Common Stocks — 57.1%

Basic Materials — 3.3%
Agnico-Eagle Mines Ltd.	26	1,389
Agrium, Inc.	26	871
Air Products & Chemicals, Inc.	64	3,219
Airgas, Inc.	146	5,155
AK Steel Holding Corp.	175	1,412
Albermarle Corp.	136	3,026
Alcoa, Inc.	283	2,205
Allegheny Technologies, Inc.	169	3,733
Anglo American PLC	656	12,035
Antofagasta PLC	4,607	28,041
Ashland, Inc.	184	1,476
Barrick Gold Corp.	134	5,041
BASF SE	1,060	31,055
BlueScope Steel Ltd.	5,098	11,435
Cabot Corp.	115	1,536
Cameco Corp.	51	846
Carpenter Technology Corp.	235	3,878
CF Industries Holdings, Inc.	70	3,290
Chemtura Corp.	462	347
Ciba Specialty Chemicals AG	18	760
Cleveland-Cliffs, Inc.	130	3,012
Cytec Industries, Inc.	215	4,395
Domtar Corp. (a)	1,181	1,760
Dow Chemical Co.	317	3,674
Eastman Chemical Co.	166	4,308
Ecolab, Inc.	310	10,528
EI Du Pont de Nemours & Co.	301	6,911
Ferro Corp.	240	950
First Quantum Minerals Ltd.	12	213
FMC Corp.	152	6,782
FNX Mining Co., Inc. (a)	36	99
Gold Corp., Inc.	109	3,228
HB Fuller Co.	478	6,678
HudBay Minerals, Inc. (a)	45	180
Iamgold Corp.	132	904
Incitec Pivot Ltd.	16,360	27,756
Inmet Mining Corp.	13	220
International Flavors & Fragra, Inc.	165	4,722
International Paper Co.	140	1,277
Ivanhoe Mines Ltd. (a)	76	209
Kaneka Corp.	4,133	22,359
Kinross Gold Corp.	91	1,612
Koninklijke DSM NV	1,141	27,468
Louisiana-Pacific Corp.	830	1,726
Lubrizol Corp.	140	4,777
Lundin Mining Corp. (a)	85	58
MeadWestvaco Corp.	442	5,145

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Minerals Technologies, Inc.	78	2,949
Monsanto Co.	282	21,449
Neenah Paper, Inc.	62	417
Newmont Mining Corp.	251	9,985
Nisshin Steel Co. Ltd.	12,282	20,918
Nova Chemicals Corp.	29	54
Nucor Corp.	148	6,037
Olin Corp.	511	7,180
OM Group, Inc. (a)	129	2,500
Orica Ltd.	2,086	17,947
OZ Minerals Ltd.	1,033	492
Plum Creek Timber Co., Inc.	409	12,585
Potash Corporation of Saskatchewan, Inc.	45	2,747
PPG Industries, Inc.	48	1,804
Praxair, Inc.	168	10,460
Rautaruukki OYJ	1,526	24,328
Rayonier, Inc.	152	4,475
Rohm & Haas Co.	351	19,372
RPM International, Inc.	835	10,279
RTI International Metals, Inc. (a)	93	1,238
Schulman A, Inc.	142	2,151
Sensient Technologies Corp.	361	7,762
Sigma-Aldrich Corp.	218	7,865
Solvac SA	6	508
Teck Cominco Ltd.	73	282
ThyssenKrupp AG	1,050	21,499
Titanium Metals Corp.	135	952
United States Steel Corp.	263	7,898
Uranium One, Inc. (a)	94	142
Valspar Corp.	642	11,139
Voestalpine AG	1,137	22,159
Vulcan Materials Co.	155	7,666
Wausau Paper Corp.	287	2,729
Weyerhaeuser Co.	71	1,941
Yamana Gold, Inc.	99	802
Yamato Kogyo Co. Ltd.	2,148	22,165
Yara International ASA	1,240	28,065
Zep, Inc.	90	989
		595,631

Communications — 5.1%
3Com Corp. (a)	696	1,622
Adaptec, Inc. (a)	594	1,657
ADC Telecommunications, Inc. (a)	192	973
AH Belo Corp.	138	276
Akamai Technologies, Inc. (a)	270	3,640
Amazon.Com, Inc. (a)	160	9,411
American Tower Corp. (a)	180	5,461
Anixter International, Inc. (a)	173	4,668
Arris Group, Inc. (a)	624	4,443
AT&T, Inc.	2,195	54,042
Avocent Corp. (a)	394	5,654
BCE, Inc.	126	2,102
Belo Corp.	691	988
Black Box Corp.	101	2,205
CBS Corp.	257	1,470
CenturyTel, Inc.	210	5,699

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Check Point Software Technologies Ltd. (a)	458	10,383
Ciena Corp. (a)	452	2,820
Cincinnati Bell, Inc. (a)	1,410	1,960
Cisco Systems, Inc. (a)	3,099	46,393
Comcast Corp. - A Shares	1,023	14,987
CommScope, Inc. (a)	326	4,701
Corning, Inc.	837	8,462
Digital River, Inc. (a)	166	4,112
DIRECTV Group, Inc. (a)	373	8,169
eBay, Inc. (a)	628	7,549
Embarq Corp.	368	13,145
Expedia, Inc. (a)	540	4,822
F5 Networks, Inc. (a)	465	10,309
Fairpoint Communications, Inc.	17	46
Frontier Communications Corp.	671	5,442
Gannett Co., Inc.	546	3,150
Google, Inc. (a)	123	41,639
Harmonic, Inc. (a)	684	3,523
Harris Corp.	238	10,303
Harte-Hanks, Inc.	298	1,877
Hellenic Telecommunications Organization SA	47	716
Idearc, Inc.	1,187	77
Interpublic Group of Companies, Inc. (a)	956	3,183
Interwoven, Inc. (a)	224	3,532
j2 Global Communications, Inc. (a)	199	3,896
JDS Uniphase Corp. (a)	350	1,271
John Wiley & Sons, Inc.	249	8,822
Juniper Networks, Inc. (a)	228	3,228
Lamar Advertising Co. (a)	120	1,081
Manitoba Telecom Services, Inc.	25	730
McAfee, Inc. (a)	231	7,043
Meredith Corp.	159	2,539
Netflix, Inc. (a)	227	8,204
NeuStar, Inc. (a)	129	1,757
News Corp., Class A	964	6,160
Nippon Telegraph & Telephone Corp.	1,000	48,980
Nippon Telegraph & Telephone Corp. - ADR	900	21,663
Nokia OYJ	2,178	26,746
NTT DoCoMo, Inc.	20	35,265
NTT DoCoMo, Inc. - SPON ADR	1,200	20,664
Plantronics, Inc.	388	3,938
Polycom, Inc. (a)	145	2,037
Portugal Telecom SGPS SA	3,044	24,556
Qualcomm, Inc. (a)	846	29,229
RF Micro Devices, Inc. (a)	1,551	1,675
Rogers Communications, Inc.	73	2,058
Shaw Communications, Inc.	60	973
Softbank Corp.	1,838	28,930
Sprint Nextel Corp. (a)	904	2,197
Swisscom AG	94	29,646
Symantec Corp. (a)	394	6,040
Tekelec (a)	383	4,757
Telephone & Data Systems, Inc.	81	2,471
Tellabs, Inc. (a)	790	3,263
Telus Corp.	27	765
Telus Corp. - Non Voting Shares	25	667
The McGraw-Hill Companies, Inc.	146	3,211
The New York Times Co.	284	1,411
The Walt Disney Co.	925	19,129

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
The Washington Post Co.	10	3,906
Thomson Corp.	29	709
Time Warner, Inc.	1,954	18,231
United Online, Inc.	366	2,240
ValueClick, Inc. (a)	542	3,388
VeriSign, Inc. (a)	388	7,492
Verizon Communications, Inc.	1,055	31,513
Viacom, Inc. (a)	251	3,702
Virgin Media, Inc.	449	2,038
Vivendi SA	1,300	33,642
Vodafone Group PLC	33,666	63,279
Vodafone Group PLC - SP ADR	1,100	20,449
Websense, Inc. (a)	179	2,005
Windstream Corp.	1,146	9,947
WPP Group PLC	4,430	25,069
Yahoo!, Inc. (a)	685	8,035
Yellow Pages Income Fund	87	454
		916,712

Consumer, Cyclical — 5.6%
99 Cents Only Stores (a)	332	2,782
Abercrombie & Fitch Co.	138	2,463
Advance Auto Parts, Inc.	174	5,695
Aeropostale, Inc. (a)	312	6,586
Alaska Air Group, Inc. (a)	328	8,646
Alimentation Couche Tard, Inc.	56	648
ArvinMeritor, Inc.	582	1,019
AutoNation, Inc. (a)	364	3,378
AutoZone, Inc. (a)	71	9,435
Bed Bath & Beyond, Inc. (a)	491	11,406
Best Buy Co., Inc.	169	4,735
Big Lots, Inc. (a)	478	6,429
BJ's Wholesale Club, Inc. (a)	125	3,585
Blyth, Inc.	164	559
Bob Evans Farms, Inc.	208	3,652
Borders Group, Inc. (a)	340	150
BorgWarner, Inc.	184	3,106
Boyd Gaming Corp.	91	438
Brightpoint, Inc. (a)	309	1,446
Brinker International, Inc.	214	2,348
Brink's Home Security Holdings, Inc. (a)	165	3,774
Brown Shoe Co., Inc.	233	1,093
Brunswick Corp.	545	1,515
Callaway Golf Co.	389	2,960
Canadian Tire Corp. Ltd	14	467
Canon Marketing Japan, Inc.	360	5,374
CarMax, Inc. (a)	361	2,985
Carnival Corp.	185	3,365
Casey's General Stores, Inc.	302	6,418
Cato Corp.	216	2,858
Centex Corp.	229	1,949
Champion Enterprises, Inc. (a)	287	132
Chico's FAS, Inc. (a)	1,043	4,130
Chipotle Mexican Grill, Inc. (a)	30	1,433
Christopher & Banks Corp.	223	865
Cintas Corp.	244	5,551
Citizen Holdings Co. Ltd.	126	519

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Coach, Inc. (a)	164	2,394
Coca-Cola Amatil Ltd.	3,513	20,425
Compagnie Financiere Richemont SA	1,431	20,977
Copart, Inc. (a)	351	8,456
Costco Wholesale Corp.	233	10,492
Crocs, Inc. (a)	162	194
CVS Caremark Corp.	750	20,160
Darden Restaurants, Inc.	315	8,259
Deckers Outdoor Corp. (a)	55	2,873
Dick's Sporting Goods, Inc. (a)	407	4,481
DineEquity, Inc.	69	610
DR Horton, Inc.	536	3,195
Dress Barn, Inc. (a)	280	2,414
Ethan Allen Interiors, Inc.	174	1,982
Family Dollar Stores, Inc.	280	7,776
FamilyMart Co. Ltd.	442	16,236
Fastenal Co.	267	9,126
Fiat SpA	4,569	22,437
Foot Locker, Inc.	313	2,304
Ford Motor Co. (a)	1,176	2,199
Fossil, Inc. (a)	208	2,400
Fred's, Inc.	244	2,503
Furniture Brands International, Inc.	253	519
GameStop Corp. (a)	257	6,368
General Motors Corp.	157	473
Genesco, Inc. (a)	92	1,417
Genuine Parts Co.	406	13,000
Gildan Activewear, Inc. (a)	32	343
GOME Electrical Appliances Holdings Ltd.	2,696	389
Group 1 Automotive, Inc.	150	1,496
Guess?, Inc.	74	1,191
Gymboree Corp. (a)	124	3,038
Harley-Davidson, Inc.	66	804
Harman International Industries, Inc.	128	2,060
Hasbro, Inc.	278	6,708
Herman Miller, Inc.	75	824
HJ Heinz Co.	102	3,723
HNI Corp.	224	2,959
Home Depot, Inc.	649	13,973
HSN, Inc. (a)	71	337
Ingram Micro, Inc. (a)	286	3,509
Insight Enterprises, Inc. (a)	399	2,067
Interface, Inc.	228	930
International Game Technology	140	1,484
International Speedway Corp.	127	2,957
Interval Leisure Group, Inc. (a)	71	356
J Crew Group, Inc. (a)	240	2,400
Jack in the Box, Inc. (a)	256	5,783
Jakks Pacific, Inc. (a)	157	2,879
Jardine Cycle & Carriage Ltd.	1,103	7,891
JC Penney Co., Inc.	432	7,236
JetBlue Airways Corp. (a)	1,304	7,342
Johnson Controls, Inc.	199	2,489
Jones Apparel Group, Inc.	673	2,329
Kohl's Corp. (a)	122	4,479
Lawson, Inc.	532	26,412
La-Z-Boy Inc.	374	363
LIFE TIME FITNESS, Inc. (a)	136	2,014
Limited Brands, Inc.	723	5,726

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Liz Claiborne, Inc.	201	442
LKQ Corp. (a)	157	1,813
Lowe’s Companies, Inc.	774	14,141
Macrovision Solutions Corp. (a)	268	3,513
Macy's, Inc.	109	976
Magna International, Inc.	17	476
Marks & Spencer Group PLC	9,446	31,620
Marriott International, Inc.	145	2,365
Marui Group Co. Ltd.	4,312	22,800
Marvel Entertainment, Inc. (a)	140	3,851
Mattel, Inc.	771	10,940
McDonald’s Corp.	430	24,949
MDC Holdings, Inc.	74	2,267
Men's Wearhouse, Inc.	201	2,342
Modine Manufacturing Co.	151	414
Mohawk Industries, Inc. (a)	100	3,211
MSC Industrial Direct Co.	257	8,805
Newell Rubbermaid, Inc.	661	5,341
Nordstrom, Inc.	276	3,502
Nutri/Systems, Inc.	131	1,689
OfficeMax, Inc.	582	3,207
OPAP SA	691	20,174
O'Reilly Automotive, Inc. (a)	194	5,640
Oshkosh Truck Corp.	121	874
P.F. Chang's China Bistro, Inc. (a)	101	1,791
Pacific Sunwear of California, Inc. (a)	567	709
Panasonic Corp.	1,714	20,968
Panasonic Corp.	1,200	14,376
Panera Bread Co. (a)	120	5,638
Parkson Retail Group Ltd. (a)	725	1,000
PEP Boys-Manny Moe & Jack	237	685
PetSmart, Inc.	194	3,641
Peugeot SA	1,678	28,588
Phillips-Van Heusen Corp.	296	5,630
Pinnacle Entertainment, Inc. (a)	220	1,492
Polo Ralph Lauren Corp.	94	3,857
Pool Corp.	206	3,265
Priceline.com, Inc. (a)	53	3,556
Qantas Airways Ltd.	8,293	12,910
Quiksilver, Inc. (a)	978	2,054
Radio Shack Corp.	271	3,106
Regis Corp.	187	2,104
RONA, Inc. (a)	52	513
Ross Stores, Inc.	283	8,326
Ruby Tuesday, Inc. (a)	318	394
Ryland Group, Inc.	194	3,026
Saks, Inc. (a)	953	2,402
Sankyo Co. Ltd.	627	30,430
Scientific Games Corp. (a)	119	1,496
Sears Holdings Corp. (a)	22	900
Seven & I Holdings Co. Ltd.	466	12,631
Shoppers Drug Mart Corp.	33	1,221
Skywest, Inc.	466	7,293
Southwest Airlines Co.	340	2,390
Staples, Inc.	316	5,037
Starbucks Corp. (a)	328	3,096
Starwood Hotels & Resorts Worldwide, Inc.	260	3,931
Superior Industries International, Inc.	107	1,099
Target Corp.	394	12,293

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Tech Data Corp. (a)	425	7,697
The Cheesecake Factory (a)	270	2,344
The Finish Line, Inc.	31	147
The Timberland Co. (a)	256	2,813
Ticketmaster Entertainment, Inc. (a)	71	422
Tim Hortons, Inc.	35	861
TJX Companies, Inc.	202	3,923
Toll Brothers, Inc. (a)	268	4,561
Toro Co.	166	4,915
Toyoda Gosei Co. Ltd.	934	10,688
Tractor Supply Co. (a)	143	4,821
Under Armour, Inc. (a)	124	2,294
United Stationers, Inc. (a)	114	3,193
Urban Outfitters, Inc. (a)	185	2,882
VF Corp.	193	10,812
Walgreen Co.	527	14,445
Wal-Mart Stores, Inc.	899	42,360
Watsco, Inc.	97	3,206
Wendy's/Arby's Group, Inc.	958	4,828
Whirlpool Corp.	162	5,416
Williams-Sonoma, Inc.	141	1,117
Winnebago Industries, Inc.	157	868
WMS Industries, Inc. (a)	180	4,000
Wolverine World Wide, Inc.	415	7,528
World Fuel Services Corp.	118	3,985
WW Grainger, Inc.	115	8,389
Wyndham Worldwide Corp.	329	2,017
Wynn Resorts Ltd. (a)	42	1,263
Yum! Brands, Inc.	225	6,440
Zale Corp. (a)	275	341
		999,831

Consumer, Non-Cyclical — 6.8%
ABC Learning Centres Ltd.	193	66
Accenture Ltd.	322	10,162
Administaff, Inc.	105	2,214
Alberto-Culver Co.	174	4,256
Alliance Data Systems Corp. (a)	141	5,864
Altria Group, Inc.	778	12,868
American Greetings Corp.	296	1,285
Apollo Group, Inc. (a)	236	19,225
Arbitron, Inc.	119	1,787
Archer-Daniels-Midland Co.	332	9,090
Avery Dennison Corp.	226	5,476
BearingPoint, Inc. (a)	24	36
Biogen Idec, Inc. (a)	127	6,179
Bowne & Co., Inc.	162	453
British American Tobacco PLC	1,253	34,500
British American Tobacco PLC - SPON ADR	400	22,040
Brown-Forman Corp.	95	4,314
Celgene Corp. (a)	219	11,596
Centene Corp. (a)	231	4,096
Charles River Laboratories International, Inc. (a)	96	2,343
Chemed Corp.	94	3,772
Christian Dior SA	449	22,457
Church & Dwight Co., Inc.	311	16,555
Cintra Concesiones de Infraest	77	384

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Clorox Co.	257	12,889
Coca-Cola Co.	774	33,065
Colgate-Palmolive Co.	275	17,886
ConAgra Foods, Inc.	164	2,804
Constellation Brands, Inc. (a)	479	6,955
Convergys Corp. (a)	276	2,078
Corinthian Colleges, Inc. (a)	674	12,590
Corn Products International, Inc.	377	8,728
Corporate Executive Board Co.	63	1,273
Corrections Corporation of America (a)	568	7,827
Covidien Ltd.	160	6,134
CSL Ltd.	1,249	29,762
Dai Nippon Printing Co. Ltd.	2,231	22,177
Dean Foods (a)	277	5,357
Delhaize Group	483	31,171
Deluxe Corp.	404	4,658
DeVry, Inc.	78	4,179
Dr Pepper Snapple Group, Inc. (a)	39	642
Experian Group Ltd.	4,789	29,998
Fortune Brands, Inc.	48	1,536
General Mills, Inc.	141	8,340
Genzyme Corp. (a)	113	7,788
George Weston Ltd.	15	799
Golden Agri-Resources Ltd.	93,676	19,235
H&R Block, Inc.	754	15,630
Hansen Natural Corp. (a)	153	5,126
Hershey Co.	293	10,923
Hillenbrand, Inc.	119	2,200
Hormel Foods Corp.	152	4,534
Hutchison Whampoa Ltd.	2,709	13,974
Imperial Tobacco Group PLC	1,607	44,085
InBev NV	541	13,793
ITT Educational Services, Inc. (a)	89	10,903
Kerry Group PLC	507	9,388
Kimberly-Clark Corp.	176	9,059
Kirin Holdings Co. Ltd.	2,318	29,544
Koninklijke Ahold NV	2,697	32,501
Kraft Foods, Inc.	518	14,530
Lender Processing Services, Inc.	170	4,406
Lighthouse Caledonia AsA (a)	7	1
Lincare Holdings, Inc. (a)	120	2,886
Loblaw Companies Ltd.	24	679
Mastercard, Inc.	35	4,752
McCormick & Co., Inc.	217	6,953
McKesson Corp.	129	5,702
Metro AG	31	991
Millipore Corp. (a)	91	5,020
Monster Worldwide, Inc. (a)	184	1,695
Moody's Corp.	99	2,121
MPS Group, Inc. (a)	633	3,830
Par Pharmaceutical Cos, Inc. (a)	179	2,203
PAREXEL International Corp. (a)	343	3,392
PDL BioPharma, Inc.	200	1,284
Pepsi Bottling Group, Inc.	324	6,250
PepsiAmericas, Inc.	131	2,113
PepsiCo, Inc.	840	42,193
Philip Morris International, Inc.	695	25,819
Pre-Paid Legal Services, Inc. (a)	42	1,412
Procter & Gamble Co.	1,600	87,199

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Quanta Services, Inc. (a)	241	5,153
Ralcorp Holdings, Inc. (a)	107	6,337
Reckitt Benckiser Group PLC	744	28,841
Regeneron Pharmaceuticals, Inc. (a)	406	7,097
Rent-A-Center, Inc. (a)	556	8,257
Reynolds American, Inc.	56	2,138
Robert Half International, Inc.	234	3,966
RR Donnelley & Sons Co.	523	5,104
Safeway, Inc.	146	3,129
SAIC, Inc. (a)	1,263	24,932
Saputo, Inc.	46	743
Sara Lee Corp.	245	2,457
Service Corporation International	1,919	8,731
Shiseido Co. Ltd.	1,131	19,212
Smithfield Foods, Inc. (a)	250	2,968
Sotheby's	270	2,346
Spherion Corp. (a)	323	462
Strayer Education, Inc.	75	16,232
Supervalu, Inc.	478	8,384
Sysco Corp.	268	5,974
The JM Smucker Co.	123	5,553
The Western Union Co.	331	4,521
Tootsie Roll Industries, Inc.	123	2,936
Toppan Printing Co. Ltd.	4,222	28,903
Toyo Suisan Kaisha Ltd.	66	1,760
Transurban Group	3,848	12,543
TreeHouse Foods, Inc. (a)	117	3,088
Tyson Foods, Inc.	550	4,868
Unilever NV	800	17,576
Unilever PLC	1,843	40,864
United Rentals, Inc. (a)	589	3,287
Universal Corp.	127	3,884
Vertex Pharmaceuticals, Inc. (a)	216	7,139
Viad Corp.	111	2,468
Watson Wyatt Worldwide, Inc.	224	10,416
WD-40 Co.	94	2,357
Whole Foods Market, Inc.	266	2,727
		1,223,333

Energy — 6.0%
Advantage Energy Income Fund	29	123
Anadarko Petroleum Corp.	152	5,584
Apache Corp.	128	9,600
Arch Coal, Inc.	219	3,327
Atwood Oceanics, Inc. (a)	282	4,695
Baker Hughes, Inc.	174	5,798
BJ Services Co.	650	7,150
BP Amoco PLC ADR	400	16,988
BP PLC	10,920	78,253
Cabot Oil & Gas Corp.	150	4,124
Cameron International Corp. (a)	384	8,893
Canadian Natural Resources Ltd.	83	2,970
Canadian Oil Sands Trust	36	549
CGG-Veritas (a)	1,680	20,499
Chesapeake Energy Corp.	262	4,142
Chevron Corp.	754	53,172
Cimarex Energy Co.	163	4,049

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
ConocoPhillips Co.	527	25,048
Consol Energy, Inc.	322	8,778
Cosmo Oil Co. Ltd.	9,223	25,051
Denbury Resources, Inc. (a)	388	4,749
Devon Energy Corp.	163	10,041
Dril-Quip, Inc. (a)	115	2,818
El Paso Corp.	1,558	12,744
Enbridge, Inc.	51	1,673
EnCana Corp.	118	5,251
Enerplus Resources Fund	25	519
ENI SpA	1,994	42,487
ENI SpA - SPONS ADR	400	16,956
ENSCO International, Inc.	261	7,141
EOG Resources, Inc.	132	8,946
Equitable Resources, Inc.	203	6,949
Exterran Holdings, Inc. (a)	129	2,859
Exxon Mobil Corp.	1,955	149,517
FMC Technologies, Inc. (a)	228	6,747
Forest Oil Corp. (a)	111	1,665
Frontier Oil Corp.	131	1,871
Halliburton Co.	468	8,073
Headwaters, Inc. (a)	244	1,105
Helix Energy Solutions Group, Inc. (a)	132	680
Helmerich & Payne, Inc.	151	3,391
Husky Energy, Inc.	38	943
Imperial Oil Ltd.	44	1,397
ION Geophysical Corp. (a)	369	554
John Bean Technologies Corp.	49	475
Marathon Oil Corp.	138	3,758
Mariner Energy, Inc. (a)	631	6,247
Murphy Oil Corp.	303	13,387
National Fuel Gas Co.	138	4,134
National Oilwell Varco, Inc. (a)	349	9,228
Nexen, Inc.	72	851
Niko Resources Ltd.	12	494
Nippon Oil Corp.	6,485	28,731
Noble Corp.	471	12,788
Noble Energy, Inc.	292	14,288
Occidental Petroleum Corp.	316	17,238
Oceaneering International, Inc. (a)	114	3,928
Oilexco, Inc. (a)	91	16
Oneok, Inc.	204	5,961
OPTI Canada, Inc. (a)	51	67
Patriot Coal Corp. (a)	268	1,375
Peabody Energy Corp.	158	3,950
Penn Virginia Corp.	198	4,079
Penn West Energy Trust	35	398
Petro-Canada	77	1,669
Pride International, Inc. (a)	317	5,110
Quicksilver Resources, Inc. (a)	173	1,199
Range Resources Corp.	234	8,387
Rowan Companies, Inc.	225	2,849
Royal Dutch Shell PLC - A Shares	387	9,611
Royal Dutch Shell PLC - A Shares	2,435	61,047
Royal Dutch Shell PLC - ADR	300	14,769
Royal Dutch Shell PLC - B Shares	432	10,380
Schlumberger Ltd.	619	25,261
SEACOR Holdings, Inc. (a)	127	8,260
Showa Shell Sekiyu KK	2,888	27,454

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Smith International, Inc.	450	10,215
Southwestern Energy Co. (a)	592	18,737
Spectra Energy Corp.	197	2,858
St Mary Land & Exploration Co.	324	6,269
Suncor Energy, Inc.	142	2,722
Sunoco, Inc.	289	13,386
Superior Energy Services, Inc. (a)	380	5,920
Talisman Energy, Inc.	163	1,543
Tesoro Corp.	326	5,617
Tetra Technologies, Inc. (a)	299	1,552
Total Fina SA - ADR	300	14,934
Total SA	1,430	71,732
TransCanada Corp.	83	2,232
Transocean, Ltd. (a)	166	9,067
UTS Energy Corp. (a)	189	267
Valero Energy Corp.	180	4,342
Weatherford International Ltd. (a)	364	4,015
Westernzagros Resources Ltd. (a)	31	18
Williams Companies, Inc.	331	4,684
XTO Energy, Inc.	238	8,827
		1,084,195

Financial — 8.4%
ACE Ltd.	141	6,156
Acom Co. Ltd.	671	23,752
Affiliated Managers Group, Inc. (a)	51	2,050
AGF Management Ltd.	32	210
Alexandria Real Estate Equities, Inc.	153	9,079
Allco Finance Group Ltd. (a)	119	10
Alpha Bank AE	63	531
AMB Property Corp.	192	3,095
American Express Co.	544	9,101
American Financial Group, Inc.	139	2,360
American Home Mortgage Investments Corp. (a)	327	5
AmeriCredit Corp. (a)	873	4,112
Ameriprise Financial, Inc.	68	1,370
Anchor BanCorp. Wisconsin, Inc.	117	236
Aon Corp.	83	3,075
Apartment Investment & Management Co.	28	249
Arthur J Gallagher & Co.	200	4,714
Associated Banc Corp.	239	3,740
Assurant, Inc.	204	5,386
Astoria Financial Corp.	173	1,571
AvalonBay Communities, Inc.	134	6,943
AXA	1,927	30,141
AXA - SPONS ADR	900	14,490
Babcock & Brown Ltd.	97	20
Banco Bilbao Vizcaya - SPONS ADR	1,500	13,935
Banco Bilbao Vizcaya Arg.	3,729	34,999
Banco Santander SA	970	7,850
Banco Santander SA	22	176
BanCorpsouth, Inc.	530	10,017
Bank of America Corp.	1,886	12,410
Bank of Montreal	78	2,115
Bank of New York Mellon Corp.	442	11,377
Bank of Nova Scotia	153	2,994
BB&T Corp.	174	3,443
BioMed Realty Trust, Inc.	502	5,542

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Boston Properties, Inc.	53	2,295
Bradford & Bingley PLC	128	37
BRE Properties, Inc.	263	6,678
Brookfield Asset Management, Inc.	90	1,413
Camden Property Trust	97	2,557
Canadian Imperial Bank of Commerce	52	1,977
Capital One Financial Corp.	114	1,806
Cathay General BanCorp.	358	4,547
CB Richard Ellis Group, Inc. (a)	333	1,199
Chubb Corp.	158	6,728
Cincinnati Financial Corp.	372	8,158
CIT Group, Inc.	764	2,132
Citigroup, Inc.	1,973	7,004
City National Corp.	81	2,803
CME Group, Inc.	29	5,043
Colonial Properties Trust	363	2,668
Comerica, Inc.	322	5,365
Commerce Bancshares, Inc.	145	5,068
Corio NV	530	22,749
Credit Saison Co. Ltd.	2,056	20,598
Criteria CaixaCorp SA	5,201	18,181
Cullen/Frost Bankers, Inc.	122	5,340
DB RREEF Trust	22,509	10,870
Delphi Financial Group, Inc.	253	3,838
Developers Diversified Realty Corp.	286	1,373
DiamondRock Hospitality Co.	589	2,415
Dime Community Bancshares, Inc.	148	1,487
Duke Realty Corp.	270	2,487
E*Trade Financial Corp. (a)	3,264	3,721
EFG Eurobank Ergasias SA	43	271
Equity Residential Property Trust	80	1,914
Essex Property Trust, Inc.	129	8,520
Everest Re Group Ltd.	129	8,127
Fairfax Financial Holdings Ltd.	6	1,952
Federal Realty Investment Trust	81	4,101
Federated Investors, Inc.	195	3,806
Fidelity National Financial, Inc.	427	6,243
Fifth Third BanCorp.	153	366
First American Corp.	163	3,560
First BanCorp Puerto Rico	421	2,993
First Horizon National Corp.	533	5,076
First Midwest BanCorp., Inc.	394	3,940
First Niagara Financial Group	823	10,748
FirstFed Financial Corp. (a)	92	78
FirstMerit Corp.	593	9,589
Forestar Group, Inc. (a)	235	2,620
Franklin Resources, Inc.	70	3,389
Fremont General Corp. (a)	564	37
Frontier Financial Corp.	271	480
Fulton Financial Corp.	1,177	8,263
Genworth Financial, Inc.	144	334
Great-West Lifeco, Inc.	40	603
Guaranty Financial Group, Inc. (a)	51	80
Hartford Financial Services Group, Inc.	111	1,461
HCC Insurance Holdings, Inc.	221	5,174
HCP, Inc.	489	11,413
Health Care REIT, Inc.	651	24,614
Home Properties, Inc.	141	5,060
Horace Mann Educators Corp.	237	2,216

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Hospitality Properties Trust	186	2,496
Host Hotels & Resorts, Inc.	1,150	6,187
HSBC Holdings PLC	300	11,652
Hudson City BanCorp, Inc.	999	11,588
Huntington Bancshares, Inc.	909	2,618
Hysan Development Co. Ltd.	3,420	5,601
IGM Financial, Inc.	22	583
Industrial Alliance Insurance	29	467
IndyMac Bancorp., Inc. (a)	419	46
IntercontinentalExchange, Inc. (a)	110	6,262
Invesco PLC	726	8,560
Investment Technology Group, Inc. (a)	179	3,881
Irish Life & Permanent PLC	3,212	6,910
Janus Capital Group, Inc.	402	2,111
Jefferies Group, Inc.	209	2,412
Jones Lang LaSalle, Inc.	61	1,440
JP Morgan Chase & Co.	1,232	31,428
Keppel Land Ltd.	9,198	8,530
KeyCorp.	826	6,013
Kilroy Realty Corp.	134	3,063
Kimco Realty Corp.	527	7,578
LaSalle Hotel Properties	161	1,341
Legg Mason, Inc.	59	948
Lexington Realty Trust	355	1,573
Liberty Property Trust	178	3,560
Lincoln National Corp.	118	1,785
Loews Corp.	194	4,734
M&T Bank Corp.	187	7,276
Mack-Cali Realty Corp.	135	2,743
Manulife Financial Corp.	240	3,984
Marsh & McLennan Companies, Inc.	178	3,441
Marshall & Ilsley Corp.	568	3,243
MBIA, Inc. (a)	542	2,092
Mediobanca SpA	2,470	22,456
Mercury General Corp.	52	2,014
MetLife, Inc.	159	4,568
Mid-America Apartment Communities	105	3,102
Morgan Stanley	374	7,566
Muenchener Rueckversicherungs AG	257	34,158
National Bank of Canada	25	698
National Financial Partners Co.	298	766
National Retail Properties, Inc.	534	7,706
Nationwide Health Properties, Inc.	692	17,667
New World Development Ltd.	27,745	26,763
New York Community BanCorp., Inc.	750	9,938
Nordea Bank AB	4,007	21,271
Northern Rock PLC (a)	66	86
NYSE Euronext, Inc.	124	2,728
Old Mutual PLC	36,414	27,652
Old National BanCorp	534	6,798
Old Republic International Corp.	588	6,068
Onex Corp.	35	485
optionsXpress Holdings, Inc.	275	2,995
PacWest Bancorp.	207	3,500
Pennsylvania Real Estate Investment Trust	274	1,214
People's United Financial, Inc.	311	5,088
Piper Jaffray Companies, Inc. (a)	75	2,153
PNC Financial Services Group, Inc. (a)	145	4,715
Post Properties, Inc.	183	2,395

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Power Corporation of Canada	49	845
Power Financial Corp.	36	664
Principal Financial Group, Inc.	85	1,410
ProAssurance Corp. (a)	124	5,860
Profident Bankshares Corp.	179	1,149
Prosperity Bancshares, Inc.	259	7,006
Protective Life Corp.	128	1,060
Prudential Financial, Inc.	151	3,888
Public Storage, Inc.	55	3,403
Ratos AB	1,415	18,314
Raymond James Financial, Inc.	195	3,609
Realty Income Corp.	688	13,258
Regency Centers Corp.	100	3,530
Regions Financial Corp.	182	630
Reinsurance Group of America, Inc. (a)	57	2,061
RLI Corp.	92	5,197
Royal & Sun Alliance Insurance Group PLC	15,024	28,674
Royal Bank of Canda	199	4,934
Selective Insurance Group	329	5,050
Senior Housing Properties Trust	656	10,614
Shinsei Bank Ltd.	18,490	24,287
Simon Property Group, Inc.	128	5,501
Singapore Exchange Ltd.	6,353	21,798
Sovereign BanCorp, Inc. (a)	658	1,625
Standard Chartered PLC	2,768	35,138
Standard Life PLC	7,331	23,346
State Street Corp.	169	3,933
Sterling Bancshares, Inc.	493	2,741
Sterling Financial Corp.	295	546
Sumitomo Mitsui Financial Group, Inc.	700	28,441
Sun Life Financial, Inc.	89	1,811
SunTrust Banks, Inc.	110	1,349
Susquehanna Bancshares, Inc.	636	6,996
SVB Financial Group (a)	139	2,887
SWS Group, Inc.	155	2,271
Synovus Financial Corp.	631	2,499
T Rowe Price Group, Inc.	462	12,742
TCF Financial Corp.	247	3,060
The 77 Bank Ltd.	5,165	26,275
The Allstate Corp.	186	4,031
The Charles Schwab Corp.	445	6,048
The Colonial BancGroup, Inc.	303	239
The Goldman Sachs Group, Inc.	135	10,899
The Gunma Bank Ltd.	3,165	18,637
The Macerich Co.	137	2,019
The Nasdaq Stock Market, Inc. (a)	248	5,411
The PMI Group, Inc.	661	919
The South Financial Group, Inc.	422	793
The Travelers Companies, Inc.	216	8,346
TMX Group, Inc.	27	706
Torchmark Corp.	189	5,670
Toronto-Dominion Bank	274	7,210
Trustco Bank Corp.	413	2,767
UCBH Holdings, Inc.	729	1,699
UDR, Inc.	267	3,132
Umpqua Holdings Corp.	361	3,538
UniCredit SpA	13,113	23,205
UNIQA Versicherungen AG	323	7,197
United Bankshares, Inc.	255	5,352

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
United Community Banks, Inc.	379	1,952
Unitrin, Inc.	94	1,199
Unum Group	829	11,739
Urban Corp.	68	1
US BanCorp.	671	9,958
W Holding Co., Inc.	5	56
Washington Federal, Inc.	589	7,233
Washington Mutual, Inc. (a)	271	11
Webster Financial Corp.	416	1,739
Weingarten Realty Investors	161	2,607
Wells Fargo & Co.	1,313	24,816
Whitney Holding Corp.	469	6,092
Wilmington Trust Corp.	138	1,889
Wintrust Financial Corp.	185	2,473
WR Berkley Corp.	300	7,944
XL Capital Ltd.	55	160
Zenith National Insurance Corp.	288	8,076
Zion Bancorporation	256	3,820
Zurich Financial Services AG	177	32,050
		1,495,550

Healthcare — 5.7%
Abbott Laboratories	564	31,268
Advanced Medical Optics, Inc. (a)	244	5,361
Aetna, Inc.	283	8,773
Affymetrix, Inc. (a)	276	878
Allergan, Inc.	129	4,917
American Medical Systems Holdings, Inc. (a)	295	3,157
Amerigroup Corp. (a)	214	5,986
AmerisourceBergen Corp.	283	10,279
Arthrocare Corp. (a)	108	747
AstraZeneca PLC	1,241	48,036
AstraZeneca PLC - SPONS ADR	500	19,265
Baxter International, Inc.	337	19,765
Beckman Coulter, Inc.	106	5,270
Becton, Dickinson & Co.	102	7,412
Biovail Corp.	58	517
Boston Scientific Corp. (a)	794	7,043
Bristol-Myers Squibb Co.	769	16,464
Cephalon, Inc. (a)	129	9,956
Cigna Corp.	92	1,597
Community Health Systems, Inc. (a)	176	3,281
Covance, Inc. (a)	122	4,709
Coventry Health Care, Inc. (a)	269	4,070
CR Bard, Inc.	169	14,461
Cubist Pharmaceuticals, Inc. (a)	222	4,753
DaVita, Inc. (a)	201	9,447
Dentsply International, Inc.	273	7,346
Edwards Lifesciences Corp. (a)	300	17,247
Eli Lilly & Co.	377	13,881
Endo Pharmaceuticals Holdings (a)	222	4,988
Express Scripts, Inc. (a)	96	5,161
Facet Biotech Corp. (a)	40	243
Forest Laboratories, Inc. (a)	136	3,405
Fresenius Medical Care AG & Co.	662	29,669
Gen-Probe, Inc. (a)	242	10,895
Gilead Sciences, Inc. (a)	502	25,487
H. Lundbeck A/S (a)	1,299	27,222

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Haemonetics Corp. (a)	111	6,566
Health Management Associates, Inc. (a)	1,897	3,016
Health Net, Inc. (a)	215	3,145
Healthways, Inc. (a)	143	1,976
Henry Schein, Inc. (a)	139	5,203
Hill-Rom Holdings, Inc.	126	1,774
Hologic, Inc. (a)	394	4,645
Humana, Inc. (a)	139	5,272
IDEXX Laboratories, Inc. (a)	314	10,299
Immucor, Inc. (a)	383	10,613
Intuitive Surgical, Inc. (a)	65	6,710
Invacare Corp.	258	4,917
Johnson & Johnson	1,029	59,364
Kinetic Concepts, Inc. (a)	87	2,097
King Pharmaceuticals, Inc. (a)	474	4,143
Laboratory Corporation of America Holdings (a)	206	12,195
Life Technologies Corp. (a)	319	8,122
LifePoint Hospitals, Inc. (a)	449	10,120
Magellan Health Services, Inc. (a)	161	5,831
Medco Health Solutions, Inc. (a)	300	13,479
MEDNAX, Inc. (a)	229	7,688
Medtronic, Inc.	615	20,596
Mentor Corp.	115	3,566
Merck & Co., Inc.	831	23,725
Mitsubishi Tanabe Pharma Corp.	2,093	31,080
Mylan, Inc. (a)	715	8,101
NBTY, Inc. (a)	247	4,661
Novartis AG	1,513	62,728
Novartis AG - ADR	400	16,504
Odyssey HealthCare, Inc. (a)	175	1,736
Omnicare, Inc.	247	6,906
Ono Pharmaceutical Co. Ltd.	238	12,584
Patterson Companies, Inc. (a)	215	3,954
Pfizer, Inc.	2,485	36,231
Pharmaceutical Product Development, Inc.	171	4,085
PharMerica Corp. (a)	156	2,565
Psychiatric Solutions, Inc. (a)	295	7,670
Quest Diagnostics, Inc.	65	3,208
ResMed, Inc. (a)	128	5,107
Roche Holding AG Genus	58	8,602
Savient Pharmaceuticals, Inc. (a)	214	1,186
Schering-Plough Corp.	896	15,734
Sepracor, Inc. (a)	179	2,721
St. Jude Medical, Inc. (a)	145	5,274
STERIS Corp.	511	13,593
Styrker Corp.	158	6,674
Taisho Pharmaceutical Co. Ltd.	1,079	22,124
Techne Corp.	204	12,234
Tenet Healthcare Corp. (a)	3,728	3,989
Teva Pharmaceutical Industries Ltd.	115	4,767
United Therapeutics Corp. (a)	114	7,746
UnitedHealth Group, Inc.	661	18,726
Universal Health Services, Inc.	83	3,142
Valeant Pharmaceuticals International (a)	468	10,156
Varian Medical Systems, Inc. (a)	243	9,023
VCA Antech, Inc. (a)	387	7,283
Watson Pharmaceuticals, Inc. (a)	204	5,565
WellCare Health Plans, Inc. (a)	56	828
WellPoint, Inc. (a)	174	7,212

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
West Pharmaceutical Services, Inc.	133	4,418
Wyeth	491	21,098
Zimmer Holdings, Inc. (a)	106	3,858
		1,031,091

Holding Companies — 0.1%
IFIL - Investments SpA	7,693	19,101
Sherritt International Corp.	72	157
		19,258

Industrial — 7.1%
3M Co.	244	13,125
AAR Corp. (a)	152	2,757
ABB Ltd. (a)	1,202	15,692
Acuity Brands, Inc.	180	4,837
Agilent Technologies, Inc. (a)	173	3,128
Albany International Corp.	150	1,502
Alfa Laval AB	3,078	21,621
Alliant Techsystems, Inc. (a)	167	13,495
Amada Co. Ltd.	5,130	24,841
Ametek, Inc.	179	5,721
Amphenol Corp.	299	7,819
Aptargroup, Inc.	329	10,140
Arkansas Best Corp.	139	3,251
Astec Industries, Inc. (a)	69	1,695
Avnet, Inc. (a)	236	4,678
BAE Systems PLC	5,432	31,664
BE Aerospace, Inc. (a)	435	4,206
Belden, Inc.	185	2,416
Bemis Co., Inc.	205	4,627
Benchmark Electronics, Inc. (a)	444	5,213
Boeing Co.	362	15,316
Bombardier, Inc.	222	688
Brambles Ltd.	5,810	25,104
Briggs & Stratton Corp.	283	4,186
Burlington Northern Santa Fe	128	8,480
CAE, Inc.	85	498
Canadian National Railway Co.	74	2,593
Canadian Pacific Railway Ltd.	23	698
Carlisle Companies, Inc.	254	4,742
Casio Computer Co. Ltd.	87	694
Ceradyne, Inc. (a)	101	2,305
CH Robinson Worldwide, Inc.	304	13,978
Checkpoint Systems, Inc. (a)	226	2,023
Cie de Saint-Gobain SA	701	23,854
Clarcor, Inc.	216	6,553
Cognex Corp.	235	3,069
Commercial Metals Co.	234	2,691
Con-Way, Inc.	74	1,630
CSX Corp.	228	6,603
CTS Corp.	221	1,136
Cummins, Inc.	328	7,865
Curtiss-Wright Corp.	187	6,040
Cymer, Inc. (a)	113	2,305
Danaher Corp.	144	8,054
Dionex Corp. (a)	77	3,899

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Donaldson Co., Inc.	358	11,141
Dover Corp.	425	12,019
Eagle Materials, Inc.	195	3,526
Eastman Kodak Co.	685	3,103
Eaton Corp.	341	15,011
EMCOR Group, Inc. (a)	352	7,248
Energizer Holdings, Inc. (a)	109	5,192
Esterline Technologies Corp. (a)	153	5,522
European Aeronautic Defence & Space Co.	1,673	29,359
Expeditors International Washington, Inc.	373	10,373
FedEx Corp.	118	6,011
Finning International, Inc.	42	431
Flextronics International Ltd. (a)	1,452	3,790
FLIR Systems, Inc. (a)	213	5,319
Flowserve Corp.	96	5,118
Fluor Corp.	308	11,981
Forward Air Corp.	120	2,431
FUJIFILM Holdings Corp.	1,371	30,598
Gardner Denver Inc. (a)	284	6,183
Garmin Ltd.	90	1,578
GATX Corp.	329	7,929
General Dynamics Corp.	118	6,694
General Electric Co.	3,628	44,007
Gentex Corp.	276	2,316
Golden Ocean Group Ltd.	12,000	8,265
Goodrich Corp.	219	8,467
Greif, Inc.	50	1,513
Harsco Corp.	161	3,819
Honeywell International, Inc.	227	7,448
Hubbell, Inc.	105	3,255
IDEX Corp.	414	9,361
Ingersoll-Rand Co. Ltd.	71	1,151
Insituform Technologies, Inc. (a)	191	3,583
Itron, Inc. (a)	145	9,469
ITT Corp.	319	14,444
Jabil Circuit, Inc.	301	1,752
Jacobs Engineering Group, Inc. (a)	189	7,309
JGC Corp.	2,084	30,273
Joy Global, Inc.	176	3,666
Kaydon Corp.	118	3,210
Kirby Corp. (a)	86	2,062
L-3 Communications Holdings, Inc.	219	17,305
Landstar System, Inc.	275	9,864
Leggett & Platt, Inc.	352	4,396
Lincoln Electric Holdings, Inc.	209	8,605
Littelfuse, Inc. (a)	93	1,423
MAN AG	545	23,902
Martin Marietta Materials, Inc.	80	6,442
Masco Corp.	776	6,068
Matthews International Corp.	129	5,023
Methode Electronics, Inc.	213	984
Mine Safety Appliances Co.	90	1,766
Molex, Inc.	110	1,471
Moog, Inc. (a)	159	4,764
MTR Corp.	12,433	30,141
Mueller Industries, Inc.	292	5,875
National Instruments Corp.	237	5,088
NCI Building Systems, Inc. (a)	81	939
Newport Corp. (a)	143	765

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Nippon Express Co. Ltd.	6,315	22,987
Nordson Corp.	167	5,045
Norfolk Southern Corp.	114	4,373
Northrop Grumman Corp.	113	5,438
Old Dominion Freight Line, Inc. (a)	132	3,311
Overseas Shipholding Group, Inc.	202	7,211
Packaging Corporation of America	179	2,542
Pall Corp.	242	6,309
Park Electrochemical Corp.	78	1,369
Parker Hannifin Corp.	330	12,609
Pentair, Inc.	203	4,643
Plexus Corp. (a)	259	3,745
Precision Castparts Corp.	60	3,897
Regal-Beloit Corp.	134	4,551
Republic Services, Inc.	602	15,568
Rockwell Automation, Inc.	196	5,104
Rockwell Collins, Inc.	294	11,078
Rockwool International A/S	272	18,689
Rolls-Royce Group PLC (a)	16,016	23
Roper Industries, Inc.	169	6,953
Ryder System, Inc.	122	4,121
Sacyr Vallehermoso SA	1	9
Sealed Air Corp.	297	4,024
Skanska AB	2,681	22,999
Snap-On, Inc.	298	8,994
SNC-Lavalin Group, Inc.	30	846
SonoCo. Products Co.	195	4,471
SPX Corp.	75	3,158
Stericycle, Inc. (a)	139	6,800
Sulzer AG	470	23,506
Sumitomo Electric Industries Ltd.	3,552	27,321
Svenska Cellulosa AB	2,701	21,152
Teledyne Technologies, Inc. (a)	177	4,933
Teleflex, Inc.	212	11,274
Terex Corp. (a)	196	2,321
Tetra Tech, Inc. (a)	449	10,430
Texas Industries, Inc.	149	3,384
Textron, Inc.	72	650
The Brink's Co.	165	4,361
The Manitowoc Co., Inc.	239	1,315
The Shaw Group, Inc. (a)	109	3,030
The Stanley Works	163	5,095
Thomas & Betts Corp. (a)	101	2,160
Tidewater, Inc.	97	4,036
Timken Co.	153	2,278
Tredegar Corp.	160	2,640
Trimble Navigation Ltd. (a)	251	3,720
Trinity Industries, Inc.	135	1,554
Tyco International Ltd.	186	3,910
Union Pacific Corp.	198	8,670
United Technologies Corp.	348	16,701
URS Corp. (a)	387	13,177
Valmont Industries, Inc.	39	1,583
Varian, Inc. (a)	123	3,424
Vishay Intertechnology, Inc. (a)	342	1,012
Wabtec Corp.	259	7,752
Waste Connections, Inc. (a)	371	10,766
Waste Management, Inc.	150	4,679
Waters Corp. (a)	175	6,330

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Werner Enterprises, Inc.	322	4,830
Wesfarmers Ltd.	230	2,262
Worthington Industries, Inc.	545	5,483
YRC Worldwide, Inc. (a)	468	1,348
Zebra Technologies Corp. (a)	115	1,935
		1,258,069

Technology — 4.7%
ACI Worldwide, Inc. (a)	159	2,701
Actel Corp. (a)	215	1,939
Adobe Systems, Inc. (a)	249	4,808
Advanced Micro Devices, Inc. (a)	849	1,859
Advent Software, Inc. (a)	79	1,725
Affiliated Computer Services, Inc. (a)	156	7,154
Agilysys, Inc.	173	618
Altera Corp.	601	9,243
Ansys, Inc. (a)	366	9,099
Apple, Inc. (a)	455	41,009
Applied Materials, Inc.	767	7,187
ATMI, Inc. (a)	144	1,945
Autodesk, Inc. (a)	384	6,359
Avid Technology, Inc. (a)	170	1,702
Axcelis Technologies, Inc. (a)	699	199
BMC Software, Inc. (a)	330	8,359
Broadcom Corp. (a)	398	6,308
Broadridge Financial Solutions, Inc.	337	4,546
Brooks Automation, Inc. (a)	417	1,906
CA, Inc.	182	3,274
Cabot Microelectronics Corp. (a)	100	2,276
CACI International, Inc. (a)	127	5,734
Cadence Design Systems, Inc. (a)	525	1,985
Cerner Corp. (a)	104	3,507
CGI Group, Inc. (a)	106	858
Citrix Systems, Inc. (a)	350	7,364
Cognizant Technology Solutions (a)	504	9,440
Cohu, Inc.	184	1,836
Computer Sciences Corp. (a)	387	14,257
Computershare Ltd.	5,184	23,882
Compuware Corp. (a)	640	4,160
Cree, Inc. (a)	328	6,537
CSG Systems International, Inc. (a)	250	3,625
Cypress Semiconductor Corp. (a)	226	1,019
Dell, Inc. (a)	947	8,997
Diebold, Inc.	160	3,965
DSP Group, Inc. (a)	176	1,146
DST Sytems, Inc. (a)	72	2,287
Dun & Bradstreet Corp.	114	8,664
Electronic Arts, Inc. (a)	134	2,069
EMC Corp. (a)	1,122	12,387
Factset Research Systems, Inc.	73	2,905
Fidelity National Information Services, Inc.	340	5,409
Fiserv, Inc. (a)	291	9,239
Global Payments, Inc.	128	4,443
Hewlett-Packard Co.	1,340	46,565
Hutchinson Technology, Inc. (a)	149	472
IBM Corp.	497	45,550
Imation Corp.	203	1,977
Informatica Corp. (a)	338	4,313

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Intel Corp.	3,026	39,035
International Rectifier Corp. (a)	118	1,607
Intersil Corp.	262	2,439
Intuit, Inc. (a)	543	12,299
Jack Henry & Associates, Inc.	573	10,199
Kla-Tencor Corp.	264	5,291
Kulicke & Soffa Industries, Inc. (a)	325	497
Lam Research Corp. (a)	222	4,487
Lexmark International, Inc. (a)	174	4,120
Linear Technology Corp.	379	8,876
MEMC Electronic Materials, Inc. (a)	96	1,306
Mentor Graphics Corp. (a)	339	1,580
Metavante Technologies, Inc. (a)	267	3,874
Micrel, Inc.	350	2,660
Micron Technology, Inc. (a)	1,073	3,992
MICROS Systems, Inc. (a)	425	6,120
Microsemi Corp. (a)	382	3,209
Microsoft Corp.	4,335	74,130
NCR Corp. (a)	301	3,778
NEC Corp. (a)	800	5,610
NetApp, Inc. (a)	506	7,504
Nomura Research Institute Ltd.	153	2,791
Novell, Inc. (a)	658	2,435
Novellus Systems, Inc. (a)	195	2,689
NVIDIA Corp. (a)	315	2,504
Oracle Corp. (a)	2,065	34,754
Palm, Inc. (a)	584	4,479
Parametric Technology Corp. (a)	782	7,038
Paychex, Inc.	147	3,571
Pitney Bowes, Inc.	479	10,663
QLogic Corp. (a)	305	3,453
Research In Motion Ltd. (a)	72	3,979
Rohm Co. Ltd.	636	31,929
Sage Group PLC	4,473	11,739
Salesforce.com, Inc. (a)	154	4,098
SAP AG	1,075	38,474
SAP AG - SPONS ADR	500	17,690
SEI Investments Co.	274	3,472
Seiko Epson Corp.	1,454	18,710
Semtech Corp. (a)	501	5,887
Silicon Laboratories, Inc. (a)	222	5,113
Skyworks Solutions, Inc. (a)	1,264	5,460
SRA International, Inc. (a)	172	2,809
Sun Microsystems, Inc. (a)	289	1,202
Take-Two Interactive Software, Inc. (a)	408	2,864
Teradata Corp. (a)	334	4,385
Teradyne, Inc. (a)	374	1,799
Texas Instruments, Inc.	731	10,928
Total System Services, Inc.	451	5,710
TriQuint Semiconductor, Inc. (a)	987	1,994
Varian Semiconductor Equipment Associates, Inc. (a)	332	6,321
Western Digital Corp. (a)	450	6,606
Wind River Systems, Inc. (a)	497	3,961
Xerox Corp.	414	2,749
Xilinx, Inc.	607	10,228
		853,905

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Utilities — 4.3%
AGL Resources, Inc.	532	16,402
Algonquin Power Income Fund	45	106
Allegheny Energy, Inc.	260	8,642
Allete, Inc.	146	4,541
Alliant Energy Corp.	157	4,526
Alpiq Holding AG (a)	33	14,228
Ameren Corp.	455	15,129
American Electric Power Co., Inc.	128	4,013
Aqua America, Inc.	262	5,434
Atmos Energy Corp.	603	14,804
Avista Corp.	412	7,844
Black Hills Corp.	299	7,924
Brookfield Infrastructure Partners LP	3	40
Canadian Utilities Ltd.	24	778
Centerpoint Energy, Inc.	560	7,493
Centrica PLC	9,122	34,105
Chubu Electric Power Co., Inc.	1,145	32,755
Cleco Corp.	412	9,414
CMS Energy Corp.	440	5,170
Consolidated Edison, Inc.	86	3,505
Dominion Resources, Inc.	257	9,041
DPL, Inc.	224	4,827
DTE Energy Co.	388	13,386
Duke Energy Corp.	440	6,666
Dynegy, Inc. (a)	800	1,688
Edison International	130	4,234
Edison SpA (a)	10,491	13,259
El Paso Electric Co. (a)	365	6,037
Enel SpA	5,924	33,338
Energen Corp.	93	2,717
Entergy Corp.	81	6,185
Exelon Corp.	248	13,447
FirstEnergy Corp.	118	5,899
Fortis, Inc.	44	874
Fortum Oyj	1,308	25,592
FPL Group, Inc.	131	6,753
Gas Natural SDG SA	1,119	27,010
Great Plains Energy, Inc.	363	6,922
Hawaiian Electric Industries, Inc.	641	13,897
HongKong Electric Holdings Ltd.	4,435	26,137
Iberdrola SA	4,953	38,560
IDACORP, Inc.	348	10,130
Integrys Energy Group, Inc.	163	6,805
Kyushu Electric Power Co., Inc.	1,150	30,211
MDU Resources Group, Inc.	330	6,564
Nicor, Inc.	88	3,010
NiSource, Inc.	543	5,256
Northeast Utilities	304	7,235
Nortwest Natural Gas Co.	157	6,742
NSTAR	212	7,170
NV Energy, Inc.	449	4,818
OGE Energy Corp.	184	4,541
Pepco Holdings, Inc.	390	6,946
PG&E Corp.	156	6,033
Piedmont Natural Gas Co.	550	14,251
Pinnacle West Capital Corp.	194	6,493
PNM Resources, Inc.	540	5,422
PPL Corp.	160	4,906

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)
Progress Energy, Inc.	85	3,291
Public Service Enterprise Group, Inc.	174	5,493
Puget Energy, Inc.	233	6,850
Questar Corp.	301	10,228
SCANA Corp.	206	7,064
Sempra Energy	75	3,288
Shikoku Electric Power Co., Inc.	280	9,319
Southern Co.	264	8,831
Southern Union Co.	128	1,650
Southwest Gas Corp.	332	8,552
TECO Energy, Inc.	407	4,888
The AES Corp. (a)	295	2,333
TransAlta Corp.	38	693
UGI Corp.	718	18,216
Unisource Energy Corp.	280	7,907
Vector Ltd.	5,143	5,773
Vectren Corp.	516	13,308
Westar Energy, Inc.	696	13,976
WGL Holdings, Inc.	385	12,359
Wisconsin Energy Corp.	233	10,387
Xcel Energy, Inc.	945	17,445
		771,706
Total Common Stocks (Cost $113,746,868)		10,249,281

U.S. Treasury Obligations — 17.2%

U.S. Treasury Bonds — 1.4%
8.00%, 11/15/21	178,000	253,873
U.S. Treasury Notes — 15.8%
2.00%, 2/28/10	535,000	543,004
4.88%, 4/30/11	562,000	611,175
4.38%, 8/15/12	233,000	257,137
4.25%, 8/15/13	446,000	498,684
4.75%, 5/15/14	322,000	370,677
4.63%, 11/15/16	288,000	327,060
4.75%, 8/15/17	206,000	236,192

		2,843,929
Total U.S. Treasury Obligations (Cost $3,067,172)		3,097,802

Preferred Stock — 0.1%

Consumer, Non-Cyclical — 0.1%
Henkel KGaA	938	24,274

Rights & Options — 0.0%†

Financial — 0.0%†
Fortis	202	0

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value ($)

Investment Companies — 5.1%

BLDRS Emerging Markets 50 ADR Index Fund - ETF	7,408	191,349
iShares MSCI Emerging Markets Index Fund - ETF	25,386	574,485
Vanguard Emerging Markets ETF	7,226	155,937
Total Investment Companies (Cost $1,782,701)		921,771
Money Markets — 19.4%

Dreyfus Cash Management	222,178	222,178
Dreyfus Cash Management Plus	281,429	281,429
Federated Government Obligation Fund-Institutional	2,981,085	2,981,085
Mellon USD at UK Crest	7,264	7,264
Total Money Markets (Cost $3,491,956)		3,491,956

Total Investments		17,785,084
(Cost $23,525,264) (b) — 98.9%

Other assets in excess of liabilities — 1.1%		200,269

Net Assets — 100.0%		$17,985,353

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
† Rounds to less than 0.01%.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC  Public Liability Company

See Notes to Schedule of Portfolio Investments

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Common Stocks — 64.9%

Basic Materials — 3.8%
Agnico-Eagle Mines Ltd.	31	1,656
Agrium, Inc.	31	1,038
Air Products & Chemicals, Inc.	77	3,873
Airgas, Inc.	125	4,414
AK Steel Holding Corp.	209	1,687
Albermarle Corp.	167	3,716
Alcoa, Inc.	338	2,633
Allegheny Technologies, Inc.	203	4,484
Anglo American PLC	890	16,328
Antofagasta PLC	6,252	38,053
Ashland, Inc.	213	1,708
Barrick Gold Corp.	160	6,020
BASF SE	1,438	42,129
BlueScope Steel Ltd.	6,918	15,517
Cabot Corp.	138	1,844
Cameco Corp.	62	1,028
Carpenter Technology Corp.	251	4,142
CF Industries Holdings, Inc.	95	4,465
Chemtura Corp.	554	416
Ciba Specialty Chemicals AG	21	887
Cleveland-Cliffs, Inc.	146	3,383
Cytec Industries, Inc.	277	5,662
Domtar Corp. (a)	1,442	2,149
Dow Chemical Co.	387	4,485
Eastman Chemical Co.	241	6,254
Ecolab, Inc.	374	12,701
EI Du Pont de Nemours & Co.	357	8,197
Ferro Corp.	428	1,695
First Quantum Minerals Ltd.	14	249
FMC Corp.	209	9,326
FNX Mining Co., Inc. (a)	43	118
Gold Corp., Inc.	131	3,880
HB Fuller Co.	532	7,432
HudBay Minerals, Inc. (a)	54	216
Iamgold Corp.	159	1,089
Incitec Pivot Ltd.	22,201	37,666
Inmet Mining Corp.	15	254
International Flavors & Fragra, Inc.	197	5,638
International Paper Co.	168	1,532
Ivanhoe Mines Ltd. (a)	91	251
Kaneka Corp.	5,160	27,915
Kinross Gold Corp.	110	1,949
Koninklijke DSM NV	1,548	37,265
Louisiana-Pacific Corp.	552	1,148
Lubrizol Corp.	210	7,165
Lundin Mining Corp. (a)	102	69
MeadWestvaco Corp.	535	6,227
Minerals Technologies, Inc.	94	3,554
Monsanto Co.	338	25,708

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Neenah Paper, Inc.	74	498
Newmont Mining Corp.	221	8,791
Newmont Mining Corp.	31	1,224
Nisshin Steel Co. Ltd.	16,338	27,826
Nova Chemicals Corp.	34	63
Nucor Corp.	159	6,486
Olin Corp.	603	8,472
OM Group, Inc. (a)	92	1,783
Orica Ltd.	2,830	24,348
OZ Minerals Ltd.	1,242	592
Plum Creek Timber Co., Inc.	502	15,447
Potash Corporation of Saskatchewan, Inc.	54	3,296
PPG Industries, Inc.	60	2,255
Praxair, Inc.	167	10,397
Rautaruukki OYJ	2,030	32,363
Rayonier, Inc.	182	5,358
Rohm & Haas Co.	393	21,690
RPM International, Inc.	1,028	12,655
RTI International Metals, Inc. (a)	116	1,544
Schulman A, Inc.	168	2,545
Sensient Technologies Corp.	412	8,858
Sigma-Aldrich Corp.	239	8,623
Solvac SA	7	593
Teck Cominco Ltd.	88	340
ThyssenKrupp AG	1,402	28,706
Titanium Metals Corp.	169	1,191
United States Steel Corp.	309	9,279
Uranium One, Inc. (a)	113	170
Valspar Corp.	830	14,401
Voestalpine AG	1,520	29,623
Vulcan Materials Co.	230	11,376
Wausau Paper Corp.	343	3,262
Weyerhaeuser Co.	84	2,297
Yamana Gold, Inc.	118	956
Yamato Kogyo Co. Ltd.	2,178	22,475
Yara International ASA	1,648	37,301
Zep, Inc.	108	1,187
		747,486

Communications — 5.8%
3Com Corp. (a)	928	2,162
Adaptec, Inc. (a)	760	2,120
ADC Telecommunications, Inc. (a)	305	1,546
AH Belo Corp.	133	266
Akamai Technologies, Inc. (a)	330	4,448
Amazon.Com, Inc. (a)	189	11,117
American Tower Corp. (a)	215	6,523
Anixter International, Inc. (a)	209	5,639
Arris Group, Inc. (a)	920	6,550
AT&T, Inc.	2,559	63,004
Avocent Corp. (a)	212	3,042
BCE, Inc.	151	2,519
Belo Corp.	665	951
Black Box Corp.	121	2,641
CBS Corp.	181	1,035
CenturyTel, Inc.	326	8,848
Check Point Software Technologies Ltd. (a)	554	12,559
Ciena Corp. (a)	530	3,307

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Cincinnati Bell, Inc. (a)	2,284	3,175
Cisco Systems, Inc. (a)	3,587	53,697
Comcast Corp. - A Shares	1,198	17,551
CommScope, Inc. (a)	416	5,999
Corning, Inc.	977	9,877
Digital River, Inc. (a)	199	4,929
DIRECTV Group, Inc. (a)	460	10,074
eBay, Inc. (a)	729	8,763
Embarq Corp.	417	14,895
Expedia, Inc. (a)	628	5,608
F5 Networks, Inc. (a)	537	11,905
Fairpoint Communications, Inc.	20	55
Frontier Communications Corp.	814	6,602
Gannett Co., Inc.	588	3,393
Google, Inc. (a)	140	47,394
Harmonic, Inc. (a)	874	4,501
Harris Corp.	290	12,554
Harte-Hanks, Inc.	371	2,337
Hellenic Telecommunications Organization SA	56	853
Idearc, Inc.	351	23
Interpublic Group of Companies, Inc. (a)	1,189	3,959
Interwoven, Inc. (a)	267	4,211
j2 Global Communications, Inc. (a)	245	4,797
JDS Uniphase Corp. (a)	423	1,535
John Wiley & Sons, Inc.	322	11,408
Juniper Networks, Inc. (a)	283	4,007
Lamar Advertising Co. (a)	142	1,279
Manitoba Telecom Services, Inc.	30	876
McAfee, Inc. (a)	310	9,452
Meredith Corp.	255	4,072
NeuStar, Inc. (a)	154	2,097
News Corp., Class A	1,148	7,336
Nippon Telegraph & Telephone Corp.	1,300	63,673
Nippon Telegraph & Telephone Corp. - ADR	1,000	24,070
Nokia OYJ	2,831	34,764
NTT DoCoMo, Inc.	27	47,607
NTT DoCoMo, Inc. - SPON ADR	1,400	24,108
Plantronics, Inc.	432	4,385
Polycom, Inc. (a)	180	2,529
Portugal Telecom SGPS SA	4,033	32,535
Qualcomm, Inc. (a)	1,005	34,723
RF Micro Devices, Inc. (a)	2,565	2,770
Rogers Communications, Inc.	88	2,481
Shaw Communications, Inc.	72	1,168
Softbank Corp.	2,486	39,130
Sprint Nextel Corp. (a)	1,076	2,615
Swisscom AG	128	40,369
Symantec Corp. (a)	473	7,251
Tekelec (a)	476	5,912
Telephone & Data Systems, Inc.	100	3,051
Tellabs, Inc. (a)	957	3,952
Telus Corp.	33	935
Telus Corp. - Non Voting Shares	30	801
The McGraw-Hill Companies, Inc.	178	3,914
The New York Times Co.	344	1,710
The Walt Disney Co.	1,023	21,156
The Washington Post Co.	12	4,687
Thomson Corp.	35	856
Time Warner, Inc.	2,189	20,423

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
United Online, Inc.	441	2,699
ValueClick, Inc. (a)	664	4,150
VeriSign, Inc. (a)	422	8,149
Verizon Communications, Inc.	1,230	36,740
Viacom, Inc. (a)	301	4,440
Virgin Media, Inc.	542	2,461
Vivendi SA	1,764	45,650
Vodafone Group PLC	45,687	85,873
Vodafone Group PLC - SP ADR	1,200	22,308
Websense, Inc. (a)	214	2,397
Windstream Corp.	1,379	11,970
WPP Group PLC	5,893	33,349
Yahoo!, Inc. (a)	805	9,443
Yellow Pages Income Fund	104	543
		1,119,238

Consumer Discretionary — 0.1%
Netflix, Inc.*	275	9,939
Consumer, Cyclical — 6.4%
99 Cents Only Stores (a)	412	3,453
Abercrombie & Fitch Co.	171	3,052
Advance Auto Parts, Inc.	124	4,059
Aeropostale, Inc. (a)	516	10,893
Alaska Air Group, Inc. (a)	383	10,096
Alimentation Couche Tard, Inc.	67	776
ArvinMeritor, Inc.	724	1,267
AutoNation, Inc. (a)	343	3,183
AutoZone, Inc. (a)	89	11,827
Bed Bath & Beyond, Inc. (a)	604	14,031
Best Buy Co., Inc.	205	5,744
Big Lots, Inc. (a)	518	6,967
BJ's Wholesale Club, Inc. (a)	154	4,417
Blyth, Inc.	196	668
Bob Evans Farms, Inc.	243	4,267
Borders Group, Inc. (a)	398	175
BorgWarner, Inc.	228	3,849
Boyd Gaming Corp.	113	544
Brightpoint, Inc. (a)	385	1,802
Brinker International, Inc.	267	2,929
Brink's Home Security Holdings, Inc. (a)	267	6,106
Brown Shoe Co., Inc.	187	877
Brunswick Corp.	473	1,315
Callaway Golf Co.	584	4,444
Canadian Tire Corp. Ltd	17	567
Canon Marketing Japan, Inc.	572	8,538
CarMax, Inc. (a)	439	3,631
Carnival Corp.	134	2,437
Casey's General Stores, Inc.	367	7,799
Cato Corp.	208	2,752
Centex Corp.	124	1,055
Chico's FAS, Inc. (a)	1,460	5,782
Christopher & Banks Corp.	278	1,079
Cintas Corp.	339	7,712
Citizen Holdings Co. Ltd.	151	622
Coach, Inc. (a)	204	2,978
Coca-Cola Amatil Ltd.	4,767	27,716

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Compagnie Financiere Richemont SA	1,887	27,661
Copart, Inc. (a)	379	9,130
Costco Wholesale Corp.	230	10,357
Crocs, Inc. (a)	137	164
CVS Caremark Corp.	839	22,552
Darden Restaurants, Inc.	336	8,810
Deckers Outdoor Corp. (a)	74	3,866
Dick's Sporting Goods, Inc. (a)	458	5,043
DineEquity, Inc.	83	734
DR Horton, Inc.	647	3,856
Dress Barn, Inc. (a)	349	3,008
Ethan Allen Interiors, Inc.	208	2,369
Family Dollar Stores, Inc.	348	9,664
FamilyMart Co. Ltd.	650	23,877
Fastenal Co.	276	9,434
Fiat SpA	6,200	30,446
Foot Locker, Inc.	374	2,753
Ford Motor Co. (a)	946	1,769
Fossil, Inc. (a)	282	3,254
Fred's, Inc.	357	3,663
Furniture Brands International, Inc.	327	670
GameStop Corp. (a)	312	7,731
General Motors Corp.	189	569
Genesco, Inc. (a)	114	1,756
Genuine Parts Co.	489	15,658
Gildan Activewear, Inc. (a)	38	407
GOME Electrical Appliances Holdings Ltd.	3,236	467
Group 1 Automotive, Inc.	187	1,864
Guess?, Inc.	91	1,464
Gymboree Corp. (a)	155	3,798
Harman International Industries, Inc.	136	2,188
Hasbro, Inc.	337	8,132
Herman Miller, Inc.	82	901
HJ Heinz Co.	122	4,453
HNI Corp.	160	2,114
Home Depot, Inc.	664	14,296
HOT Topic, Inc. (a)	428	3,655
HSN, Inc. (a)	98	466
Ingram Micro, Inc. (a)	347	4,258
Insight Enterprises, Inc. (a)	489	2,533
Interface, Inc.	273	1,114
International Game Technology	170	1,802
International Speedway Corp.	154	3,585
Interval Leisure Group, Inc. (a)	98	491
J Crew Group, Inc. (a)	297	2,970
Jack in the Box, Inc. (a)	316	7,138
Jakks Pacific, Inc. (a)	187	3,430
Jardine Cycle & Carriage Ltd.	2,123	15,187
JC Penney Co., Inc.	499	8,358
JetBlue Airways Corp. (a)	1,260	7,094
Johnson Controls, Inc.	183	2,289
Jones Apparel Group, Inc.	480	1,661
Kohl's Corp. (a)	148	5,433
Lawson, Inc.	638	31,675
La-Z-Boy Inc.	445	432
LIFE TIME FITNESS, Inc. (a)	233	3,451
Limited Brands, Inc.	772	6,114
Liz Claiborne, Inc.	242	532
LKQ Corp. (a)	240	2,772

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Lowe’s Companies, Inc.	819	14,963
Macrovision Solutions Corp. (a)	192	2,517
Macy's, Inc.	136	1,217
Magna International, Inc.	20	560
Marks & Spencer Group PLC	12,819	42,912
Marriott International, Inc.	176	2,871
Marui Group Co. Ltd.	5,834	30,847
Marvel Entertainment, Inc. (a)	135	3,714
Mattel, Inc.	1,074	15,240
McDonald’s Corp.	467	27,095
Men's Wearhouse, Inc.	238	2,773
Modine Manufacturing Co.	170	466
Mohawk Industries, Inc. (a)	140	4,495
Monaco Coach Corp. (a)	125	73
MSC Industrial Direct Co.	315	10,792
Newell Rubbermaid, Inc.	763	6,165
Nordstrom, Inc.	242	3,071
Nutri/Systems, Inc.	157	2,024
OfficeMax, Inc.	619	3,411
OPAP SA	938	27,385
O'Reilly Automotive, Inc. (a)	226	6,570
Oshkosh Truck Corp.	146	1,054
P.F. Chang's China Bistro, Inc. (a)	119	2,110
Pacific Sunwear of California, Inc. (a)	693	866
Panasonic Corp.	2,857	34,951
Panasonic Corp.	1,400	16,772
Panera Bread Co. (a)	147	6,906
Parkson Retail Group Ltd. (a)	870	1,200
PEP Boys-Manny Moe & Jack	274	792
PetSmart, Inc.	235	4,411
Peugeot SA	2,277	38,792
Phillips-Van Heusen Corp.	375	7,133
Pinnacle Entertainment, Inc. (a)	287	1,946
Polo Ralph Lauren Corp.	116	4,759
Pool Corp.	242	3,836
Priceline.com, Inc. (a)	73	4,898
Qantas Airways Ltd.	11,255	17,522
Quiksilver, Inc. (a)	1,209	2,539
Radio Shack Corp.	325	3,725
Regis Corp.	226	2,543
RONA, Inc. (a)	62	612
Ross Stores, Inc.	352	10,356
Ruby Tuesday, Inc. (a)	396	491
Ryland Group, Inc.	323	5,039
Saks, Inc. (a)	1,062	2,676
Sankyo Co. Ltd.	833	40,427
Scientific Games Corp. (a)	143	1,798
Sears Holdings Corp. (a)	28	1,146
Seven & I Holdings Co. Ltd.	559	15,152
Shoppers Drug Mart Corp.	40	1,480
Skywest, Inc.	460	7,199
Southwest Airlines Co.	406	2,854
Staples, Inc.	348	5,547
Starbucks Corp. (a)	408	3,852
Starwood Hotels & Resorts Worldwide, Inc.	335	5,065
Superior Industries International, Inc.	137	1,407
Target Corp.	459	14,321
Tech Data Corp. (a)	478	8,657
The Cheesecake Factory (a)	458	3,975

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
The Finish Line, Inc.	38	181
The Timberland Co. (a)	206	2,264
Ticketmaster Entertainment, Inc. (a)	98	583
Tim Hortons, Inc.	43	1,058
TJX Companies, Inc.	242	4,700
Toll Brothers, Inc. (a)	319	5,429
Toro Co.	259	7,669
Toyoda Gosei Co. Ltd.	1,341	15,345
Tractor Supply Co. (a)	168	5,663
Under Armour, Inc. (a)	148	2,738
United Stationers, Inc. (a)	140	3,921
Urban Outfitters, Inc. (a)	230	3,583
VF Corp.	223	12,492
Wabash National Corp.	177	499
Walgreen Co.	611	16,748
Wal-Mart Stores, Inc.	1,050	49,475
Watsco, Inc.	116	3,834
Wendy's/Arby's Group, Inc.	1,266	6,381
Whirlpool Corp.	200	6,686
Williams-Sonoma, Inc.	113	895
WMS Industries, Inc. (a)	301	6,688
Wolverine World Wide, Inc.	485	8,798
World Fuel Services Corp.	141	4,762
WW Grainger, Inc.	150	10,943
Wyndham Worldwide Corp.	457	2,801
Wynn Resorts Ltd. (a)	51	1,534
Yum! Brands, Inc.	273	7,813
Zale Corp. (a)	331	410
		1,236,590

Consumer, Non-Cyclical — 7.7%
ABC Learning Centres Ltd.	232	80
Accenture Ltd.	383	12,087
Administaff, Inc.	125	2,636
Alberto-Culver Co.	216	5,283
Alliance Data Systems Corp. (a)	172	7,153
Altria Group, Inc.	799	13,215
American Greetings Corp.	354	1,536
Apollo Group, Inc. (a)	287	23,379
Arbitron, Inc.	144	2,163
Archer-Daniels-Midland Co.	356	9,747
Avery Dennison Corp.	241	5,839
BearingPoint, Inc. (a)	30	45
Biogen Idec, Inc. (a)	158	7,687
Bowne & Co., Inc.	193	541
British American Tobacco PLC	1,629	44,853
British American Tobacco PLC - SPON ADR	400	22,040
Brown-Forman Corp.	175	7,947
Celgene Corp. (a)	246	13,026
Centene Corp. (a)	367	6,507
Charles River Laboratories International, Inc. (a)	69	1,684
Chemed Corp.	115	4,615
Christian Dior SA	600	30,010
Church & Dwight Co., Inc.	384	20,440
Cintra Concesiones de Infraest	93	463
Clorox Co.	316	15,847
Coca-Cola Co.	903	38,576
Colgate-Palmolive Co.	286	18,601

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
ConAgra Foods, Inc.	193	3,300
Constellation Brands, Inc. (a)	576	8,364
Convergys Corp. (a)	332	2,500
Corinthian Colleges, Inc. (a)	758	14,159
Corn Products International, Inc.	424	9,816
Corporate Executive Board Co.	76	1,535
Corrections Corporation of America (a)	716	9,866
CSL Ltd.	1,695	40,389
Dai Nippon Printing Co. Ltd.	3,278	32,585
Dean Foods (a)	198	3,829
Delhaize Group	655	42,272
Deluxe Corp.	451	5,200
DeVry, Inc.	63	3,376
Dr Pepper Snapple Group, Inc. (a)	46	757
Experian Group Ltd.	6,499	40,710
Fortune Brands, Inc.	57	1,824
General Mills, Inc.	112	6,625
Genzyme Corp. (a)	137	9,442
George Weston Ltd.	18	959
Golden Agri-Resources Ltd.	128,216	26,328
H&R Block, Inc.	979	20,295
Hansen Natural Corp. (a)	130	4,355
Hershey Co.	355	13,234
Hillenbrand, Inc.	148	2,737
Hormel Foods Corp.	189	5,638
Hutchison Whampoa Ltd.	4,851	25,023
Imperial Tobacco Group PLC	2,058	56,457
InBev NV	735	18,739
ITT Educational Services, Inc. (a)	70	8,576
Kerry Group PLC	688	12,739
Kimberly-Clark Corp.	153	7,875
Kirin Holdings Co. Ltd.	3,381	43,093
Koninklijke Ahold NV	3,659	44,094
Kraft Foods, Inc.	616	17,279
Lender Processing Services, Inc.	206	5,340
Lighthouse Caledonia AsA (a)	8	1
Lincare Holdings, Inc. (a)	190	4,570
Loblaw Companies Ltd.	28	793
Mastercard, Inc.	48	6,517
McCormick & Co., Inc.	260	8,330
McKesson Corp.	154	6,807
Metro AG	37	1,183
Millipore Corp. (a)	110	6,068
Monster Worldwide, Inc. (a)	227	2,091
Moody's Corp.	120	2,570
MPS Group, Inc. (a)	788	4,767
Par Pharmaceutical Cos, Inc. (a)	285	3,508
PAREXEL International Corp. (a)	384	3,798
PDL BioPharma, Inc.	238	1,528
Pepsi Bottling Group, Inc.	398	7,677
PepsiAmericas, Inc.	152	2,452
PepsiCo, Inc.	956	48,020
Philip Morris International, Inc.	935	34,735
Pre-Paid Legal Services, Inc. (a)	47	1,580
Procter & Gamble Co.	1,829	99,680
Quanta Services, Inc. (a)	172	3,677
Ralcorp Holdings, Inc. (a)	129	7,639
Reckitt Benckiser Group PLC	983	38,106
Regeneron Pharmaceuticals, Inc. (a)	339	5,926

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Rent-A-Center, Inc. (a)	635	9,430
Reynolds American, Inc.	64	2,444
Robert Half International, Inc.	290	4,916
RR Donnelley & Sons Co.	629	6,139
Safeway, Inc.	175	3,750
SAIC, Inc. (a)	1,170	23,096
Saputo, Inc.	54	873
Sara Lee Corp.	279	2,798
Service Corporation International	2,457	11,179
Shiseido Co. Ltd.	2,157	36,640
Smithfield Foods, Inc. (a)	301	3,573
Sotheby's	440	3,824
Spherion Corp. (a)	386	552
Strayer Education, Inc.	87	18,829
Supervalu, Inc.	585	10,261
Sysco Corp.	315	7,021
The JM Smucker Co.	137	6,186
The Western Union Co.	388	5,300
Tootsie Roll Industries, Inc.	196	4,679
Toppan Printing Co. Ltd.	5,266	36,050
Toyo Suisan Kaisha Ltd.	79	2,106
Transurban Group	5,222	17,022
Tupperware Brands Corp.	32	658
Tyson Foods, Inc.	672	5,947
Unilever NV	900	19,773
Unilever PLC	2,354	52,194
United Rentals, Inc. (a)	653	3,644
Universal Corp.	198	6,055
Vertex Pharmaceuticals, Inc. (a)	259	8,560
Viad Corp.	136	3,023
Watson Wyatt Worldwide, Inc.	274	12,741
WD-40 Co.	112	2,808
Whole Foods Market, Inc.	317	3,249
		1,502,653

Energy — 6.8%
Advantage Energy Income Fund	34	144
Anadarko Petroleum Corp.	183	6,723
Apache Corp.	128	9,600
Arch Coal, Inc.	281	4,268
Atwood Oceanics, Inc. (a)	316	5,261
Baker Hughes, Inc.	165	5,498
BJ Services Co.	751	8,261
BP Amoco PLC ADR	500	21,235
BP PLC	14,819	106,196
Cabot Oil & Gas Corp.	206	5,663
Cameron International Corp. (a)	460	10,654
Canadian Natural Resources Ltd.	100	3,579
Canadian Oil Sands Trust	44	671
CGG-Veritas (a)	2,235	27,271
Chesapeake Energy Corp.	246	3,889
Chevron Corp.	880	62,058
Cimarex Energy Co.	195	4,844
ConocoPhillips Co.	568	26,997
Consol Energy, Inc.	375	10,223
Cosmo Oil Co. Ltd.	13,268	36,037
Denbury Resources, Inc. (a)	474	5,802
Devon Energy Corp.	171	10,534

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Dril-Quip, Inc. (a)	82	2,009
El Paso Corp.	1,916	15,673
Enbridge, Inc.	62	2,034
EnCana Corp.	142	6,318
Encore Acquisition Co. (a)	23	625
Enerplus Resources Fund	30	622
ENI SpA	2,706	57,658
ENI SpA - SPONS ADR	500	21,195
ENSCO International, Inc.	313	8,564
EOG Resources, Inc.	126	8,539
Equitable Resources, Inc.	220	7,531
Exterran Holdings, Inc. (a)	116	2,571
Exxon Mobil Corp.	2,282	174,528
FMC Technologies, Inc. (a)	274	8,108
Forest Oil Corp. (a)	149	2,235
Frontier Oil Corp.	105	1,499
Halliburton Co.	485	8,366
Headwaters, Inc. (a)	292	1,323
Helix Energy Solutions Group, Inc. (a)	164	845
Helmerich & Payne, Inc.	188	4,222
Husky Energy, Inc.	46	1,142
Imperial Oil Ltd.	53	1,683
ION Geophysical Corp. (a)	729	1,094
John Bean Technologies Corp.	59	572
Marathon Oil Corp.	248	6,753
Mariner Energy, Inc. (a)	697	6,900
Murphy Oil Corp.	337	14,889
National Fuel Gas Co.	166	4,973
National Oilwell Varco, Inc. (a)	330	8,725
Nexen, Inc.	87	1,029
Niko Resources Ltd.	14	576
Nippon Oil Corp.	7,583	33,595
Noble Corp.	581	15,774
Noble Energy, Inc.	326	15,951
Occidental Petroleum Corp.	324	17,674
Oceaneering International, Inc. (a)	104	3,584
Oilexco, Inc. (a)	109	19
Oneok, Inc.	247	7,217
OPTI Canada, Inc. (a)	61	80
Patriot Coal Corp. (a)	274	1,406
Peabody Energy Corp.	157	3,925
Penn Virginia Corp.	187	3,852
Penn West Energy Trust	42	477
Petro-Canada	93	2,016
Pride International, Inc. (a)	294	4,739
Quicksilver Resources, Inc. (a)	214	1,483
Range Resources Corp.	292	10,465
Rowan Companies, Inc.	280	3,545
Royal Dutch Shell PLC - A Shares	465	11,548
Royal Dutch Shell PLC - A Shares	3,305	82,858
Royal Dutch Shell PLC - ADR	400	19,692
Royal Dutch Shell PLC - B Shares	519	12,470
Schlumberger Ltd.	724	29,546
SEACOR Holdings, Inc. (a)	155	10,081
Showa Shell Sekiyu KK	3,905	37,122
Smith International, Inc.	555	12,599
Southwestern Energy Co. (a)	664	21,016
Spectra Energy Corp.	197	2,858
St Mary Land & Exploration Co.	374	7,237

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Suncor Energy, Inc.	170	3,259
Sunoco, Inc.	308	14,267
Superior Energy Services, Inc. (a)	473	7,369
Talisman Energy, Inc.	195	1,846
Tesoro Corp.	394	6,789
Tetra Technologies, Inc. (a)	372	1,931
Total Fina SA - ADR	400	19,912
Total SA	1,941	97,367
TransCanada Corp.	100	2,689
Transocean, Ltd. (a)	189	10,323
UTS Energy Corp. (a)	227	320
Valero Energy Corp.	224	5,403
Weatherford International Ltd. (a)	358	3,949
Westernzagros Resources Ltd. (a)	37	21
Williams Companies, Inc.	355	5,023
XTO Energy, Inc.	312	11,572
		1,323,078

Financial — 9.6%
ACE Ltd.	104	4,541
Acom Co. Ltd.	911	32,248
Affiliated Managers Group, Inc. (a)	61	2,452
AGF Management Ltd.	38	249
Alexandria Real Estate Equities, Inc.	175	10,385
Allco Finance Group Ltd. (a)	143	12
Alpha Bank AE	76	640
AMB Property Corp.	211	3,401
American Express Co.	638	10,674
American Financial Group, Inc.	167	2,836
American Home Mortgage Investments Corp. (a)	408	6
AmeriCredit Corp. (a)	949	4,470
Ameriprise Financial, Inc.	81	1,632
Anchor BanCorp. Wisconsin, Inc.	198	400
Aon Corp.	103	3,816
Apartment Investment & Management Co.	239	2,125
Arthur J Gallagher & Co.	239	5,633
Associated Banc Corp.	289	4,523
Assurant, Inc.	284	7,498
Astoria Financial Corp.	210	1,907
AvalonBay Communities, Inc.	161	8,341
AXA	2,615	40,902
AXA - SPONS ADR	1,100	17,710
Babcock & Brown Ltd.	116	24
Banco Bilbao Vizcaya - SPONS ADR	1,800	16,722
Banco Bilbao Vizcaya Arg.	5,060	47,493
Banco Santander SA	27	216
BanCorpsouth, Inc.	679	12,833
Bank of America Corp.	2,184	14,371
Bank of Montreal	93	2,521
Bank of New York Mellon Corp.	489	12,587
Bank of Nova Scotia	184	3,601
BB&T Corp.	213	4,215
BioMed Realty Trust, Inc.	502	5,542
Boston Properties, Inc.	62	2,685
Bradford & Bingley PLC	153	44
BRE Properties, Inc.	340	8,633
Brookfield Asset Management, Inc.	108	1,695
Camden Property Trust	114	3,005

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Canadian Imperial Bank of Commerce	63	2,395
Capital One Financial Corp.	134	2,123
Cathay General BanCorp.	454	5,766
CB Richard Ellis Group, Inc. (a)	400	1,440
Chubb Corp.	124	5,280
Cincinnati Financial Corp.	454	9,956
CIT Group, Inc.	456	1,272
Citigroup, Inc.	2,209	7,842
City National Corp.	97	3,357
CME Group, Inc.	41	7,130
Colonial Properties Trust	443	3,256
Comerica, Inc.	439	7,314
Commerce Bancshares, Inc.	182	6,361
Corio NV	703	30,174
Credit Saison Co. Ltd.	2,767	27,721
Criteria CaixaCorp SA	7,059	24,676
Cullen/Frost Bankers, Inc.	152	6,653
DB RREEF Trust	30,546	14,751
Delphi Financial Group, Inc.	354	5,370
Developers Diversified Realty Corp.	306	1,469
DiamondRock Hospitality Co.	733	3,005
Dime Community Bancshares, Inc.	191	1,920
Downey Financial Corp.	141	5
Duke Realty Corp.	328	3,021
E*Trade Financial Corp. (a)	3,472	3,958
EFG Eurobank Ergasias SA	52	328
Equity Residential Property Trust	100	2,393
Essex Property Trust, Inc.	166	10,964
Everest Re Group Ltd.	160	10,080
Fairfax Financial Holdings Ltd.	7	2,277
Federal Realty Investment Trust	114	5,772
Federated Investors, Inc.	236	4,607
Fidelity National Financial, Inc.	523	7,646
Fifth Third BanCorp.	183	437
First American Corp.	203	4,434
First BanCorp Puerto Rico	643	4,572
First Horizon National Corp.	316	3,008
First Midwest BanCorp., Inc.	439	4,390
First Niagara Financial Group	969	12,655
FirstFed Financial Corp. (a)	115	98
FirstMerit Corp.	660	10,672
Forestar Group, Inc. (a)	241	2,687
Franklin Resources, Inc.	86	4,164
Frontier Financial Corp.	337	596
Fulton Financial Corp.	1,529	10,734
Genworth Financial, Inc.	172	399
Great-West Lifeco, Inc.	48	724
Hartford Financial Services Group, Inc.	133	1,750
HCC Insurance Holdings, Inc.	263	6,157
HCP, Inc.	599	13,981
Health Care REIT, Inc.	682	25,786
Home Properties, Inc.	169	6,065
Horace Mann Educators Corp.	285	2,665
Hospitality Properties Trust	223	2,993
Host Hotels & Resorts, Inc.	1,332	7,166
HSBC Holdings PLC	400	15,536
Hudson City BanCorp, Inc.	1,242	14,407
Huntington Bancshares, Inc.	1,023	2,946
Hysan Development Co. Ltd.	4,504	7,376

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
IGM Financial, Inc.	26	689
Industrial Alliance Insurance	35	563
IndyMac Bancorp., Inc. (a)	786	86
IntercontinentalExchange, Inc. (a)	143	8,141
Invesco PLC	809	9,538
Investment Technology Group, Inc. (a)	293	6,352
Irish Life & Permanent PLC	4,359	9,377
Janus Capital Group, Inc.	449	2,357
Jefferies Group, Inc.	260	3,000
Jones Lang LaSalle, Inc.	74	1,747
JP Morgan Chase & Co.	1,435	36,607
Keppel Land Ltd.	13,238	12,276
KeyCorp.	956	6,960
Kilroy Realty Corp.	215	4,915
Kimco Realty Corp.	598	8,599
LaBranche & Co., Inc. (a)	480	3,293
LaSalle Hotel Properties	194	1,616
Lexington Realty Trust	437	1,936
Liberty Property Trust	216	4,320
Lincoln National Corp.	86	1,301
Loews Corp.	145	3,538
M&T Bank Corp.	201	7,821
Mack-Cali Realty Corp.	158	3,211
Manulife Financial Corp.	288	4,781
Marsh & McLennan Companies, Inc.	217	4,195
Marshall & Ilsley Corp.	693	3,957
MBIA, Inc. (a)	313	1,208
Mediobanca SpA	3,282	29,838
Mercury General Corp.	62	2,402
MetLife, Inc.	145	4,166
Mid-America Apartment Communities	125	3,693
Morgan Stanley	372	7,526
Muenchener Rueckversicherungs AG	349	46,387
National Bank of Canada	30	837
National Financial Partners Co.	261	671
National Retail Properties, Inc.	596	8,600
Nationwide Health Properties, Inc.	772	19,709
New World Development Ltd.	37,895	36,553
New York Community BanCorp., Inc.	964	12,773
Nordea Bank AB	5,438	28,868
Northern Rock PLC (a)	79	103
NovaStar Financial, Inc. (a)	20	5
NYSE Euronext, Inc.	100	2,200
Old Mutual PLC	48,436	36,781
Old National BanCorp	647	8,236
Old Republic International Corp.	720	7,430
Onex Corp.	42	582
optionsXpress Holdings, Inc.	148	1,612
PacWest Bancorp.	112	1,894
Pennsylvania Real Estate Investment Trust	351	1,555
People's United Financial, Inc.	222	3,632
Piper Jaffray Companies, Inc. (a)	94	2,699
PNC Financial Services Group, Inc. (a)	120	3,902
Post Properties, Inc.	131	1,715
Power Corporation of Canada	59	1,017
Power Financial Corp.	43	793
Principal Financial Group, Inc.	102	1,692
ProAssurance Corp. (a)	154	7,278
Profident Bankshares Corp.	217	1,393

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Prosperity Bancshares, Inc.	362	9,792
Protective Life Corp.	155	1,283
Prudential Financial, Inc.	180	4,635
Public Storage, Inc.	67	4,145
Ratos AB	1,882	24,358
Raymond James Financial, Inc.	234	4,331
Realty Income Corp.	884	17,035
Regency Centers Corp.	140	4,942
Regions Financial Corp.	225	779
Reinsurance Group of America, Inc. (a)	68	2,458
RLI Corp.	110	6,214
Royal & Sun Alliance Insurance Group PLC	20,389	38,914
Royal Bank of Canda	238	5,901
Selective Insurance Group	410	6,294
Senior Housing Properties Trust	726	11,747
Shinsei Bank Ltd.	24,589	32,298
Simon Property Group, Inc.	113	4,857
Singapore Exchange Ltd.	8,424	28,904
Sovereign BanCorp, Inc. (a)	790	1,951
Standard Chartered PLC	3,756	47,681
Standard Life PLC	9,948	31,680
State Street Corp.	199	4,631
Sterling Bancshares, Inc.	588	3,269
Sterling Financial Corp.	353	653
Sumitomo Mitsui Financial Group, Inc.	1,000	40,630
Sun Life Financial, Inc.	107	2,178
SunTrust Banks, Inc.	111	1,361
Susquehanna Bancshares, Inc.	712	7,832
SVB Financial Group (a)	167	3,469
SWS Group, Inc.	176	2,578
Synovus Financial Corp.	770	3,049
T Rowe Price Group, Inc.	571	15,748
TCF Financial Corp.	288	3,568
The 77 Bank Ltd.	7,198	36,617
The Allstate Corp.	241	5,222
The Charles Schwab Corp.	534	7,257
The Colonial BancGroup, Inc.	371	293
The Goldman Sachs Group, Inc.	153	12,352
The Gunma Bank Ltd.	4,198	24,720
The Macerich Co.	166	2,447
The Nasdaq Stock Market, Inc. (a)	199	4,342
The PMI Group, Inc.	206	286
The South Financial Group, Inc.	701	1,318
The Travelers Companies, Inc.	266	10,278
TMX Group, Inc.	32	837
Torchmark Corp.	229	6,870
Toronto-Dominion Bank	336	8,841
Trustco Bank Corp.	495	3,317
UCBH Holdings, Inc.	949	2,211
UDR, Inc.	326	3,824
Umpqua Holdings Corp.	432	4,234
UniCredit SpA	17,226	30,484
UNIQA Versicherungen AG	438	9,759
United Bankshares, Inc.	313	6,570
United Community Banks, Inc.	204	1,051
Unitrin, Inc.	100	1,276
Unum Group	1,015	14,372
Urban Corp.	82	1
US BanCorp.	673	9,987

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Waddell & Reed Financial, Inc.	93	1,313
Washington Federal, Inc.	757	9,296
Washington Mutual, Inc. (a)	273	11
Webster Financial Corp.	497	2,077
Weingarten Realty Investors	193	3,125
Wells Fargo & Co.	1,420	26,838
Westfield Group	719	5,501
Westfield Group	21	220
Whitney Holding Corp.	605	7,859
Wilmington Trust Corp.	165	2,259
Wintrust Financial Corp.	100	1,337
WR Berkley Corp.	817	21,634
XL Capital Ltd.	66	191
Zenith National Insurance Corp.	342	9,590
Zion Bancorporation	274	4,088
Zurich Financial Services AG	240	43,460
		1,864,924

Healthcare — 6.5%
Abbott Laboratories	654	36,258
Advanced Medical Optics, Inc. (a)	341	7,492
Aetna, Inc.	268	8,308
Affymetrix, Inc. (a)	139	442
Allergan, Inc.	154	5,870
American Medical Systems Holdings, Inc. (a)	357	3,820
Amerigroup Corp. (a)	346	9,678
AmerisourceBergen Corp.	356	12,930
Arthrocare Corp. (a)	131	907
AstraZeneca PLC	1,684	65,182
AstraZeneca PLC - SPONS ADR	500	19,265
Baxter International, Inc.	386	22,639
Beckman Coulter, Inc.	123	6,116
Becton, Dickinson & Co.	127	9,229
Biovail Corp.	69	615
Boston Scientific Corp. (a)	717	6,360
Bristol-Myers Squibb Co.	763	16,336
Cephalon, Inc. (a)	131	10,111
Cigna Corp.	111	1,927
Community Health Systems, Inc. (a)	126	2,349
Covance, Inc. (a)	127	4,902
Coventry Health Care, Inc. (a)	304	4,600
CR Bard, Inc.	201	17,200
Cubist Pharmaceuticals, Inc. (a)	264	5,652
DaVita, Inc. (a)	241	11,327
Dentsply International, Inc.	303	8,154
Edwards Lifesciences Corp. (a)	384	22,076
Eli Lilly & Co.	376	13,844
Endo Pharmaceuticals Holdings (a)	266	5,977
Express Scripts, Inc. (a)	116	6,236
Facet Biotech Corp. (a)	47	286
Forest Laboratories, Inc. (a)	164	4,107
Fresenius Medical Care AG & Co.	898	40,246
Gen-Probe, Inc. (a)	295	13,281
Gilead Sciences, Inc. (a)	582	29,548
H. Lundbeck A/S (a)	1,763	36,946
Haemonetics Corp. (a)	133	7,867
Health Management Associates, Inc. (a)	1,823	2,899
Health Net, Inc. (a)	236	3,453

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Healthways, Inc. (a)	237	3,275
Henry Schein, Inc. (a)	173	6,475
Hill-Rom Holdings, Inc.	309	4,351
Hologic, Inc. (a)	545	6,426
Humana, Inc. (a)	212	8,041
IDEXX Laboratories, Inc. (a)	356	11,677
Immucor, Inc. (a)	460	12,747
Intuitive Surgical, Inc. (a)	79	8,155
Invacare Corp.	302	5,756
Johnson & Johnson	1,201	69,285
Kinetic Concepts, Inc. (a)	107	2,579
King Pharmaceuticals, Inc. (a)	574	5,017
Laboratory Corporation of America Holdings (a)	249	14,741
Life Technologies Corp. (a)	418	10,642
LifePoint Hospitals, Inc. (a)	478	10,774
Magellan Health Services, Inc. (a)	258	9,345
Medco Health Solutions, Inc. (a)	290	13,030
MEDNAX, Inc. (a)	315	10,575
Medtronic, Inc.	713	23,878
Mentor Corp.	242	7,504
Merck & Co., Inc.	829	23,668
Mitsubishi Tanabe Pharma Corp.	3,111	46,196
Mylan, Inc. (a)	793	8,985
NBTY, Inc. (a)	299	5,642
Novartis AG	2,053	85,114
Novartis AG - ADR	400	16,504
Odyssey HealthCare, Inc. (a)	236	2,341
Omnicare, Inc.	307	8,584
Ono Pharmaceutical Co. Ltd.	346	18,295
Patterson Companies, Inc. (a)	260	4,781
Perrigo Co.	41	1,203
Pfizer, Inc.	2,897	42,238
Pharmaceutical Product Development, Inc.	206	4,921
PharMerica Corp. (a)	191	3,140
Psychiatric Solutions, Inc. (a)	269	6,994
Quest Diagnostics, Inc.	77	3,800
ResMed, Inc. (a)	154	6,145
Roche Holding AG Genus	79	11,717
Savient Pharmaceuticals, Inc. (a)	266	1,474
Schering-Plough Corp.	946	16,612
Sepracor, Inc. (a)	216	3,283
St. Jude Medical, Inc. (a)	176	6,401
STERIS Corp.	561	14,923
Styrker Corp.	163	6,885
Taisho Pharmaceutical Co. Ltd.	2,095	42,955
Techne Corp.	249	14,933
Tenet Healthcare Corp. (a)	3,588	3,839
Teva Pharmaceutical Industries Ltd.	136	5,637
United Therapeutics Corp. (a)	131	8,901
UnitedHealth Group, Inc.	792	22,437
Universal Health Services, Inc.	100	3,785
Valeant Pharmaceuticals International (a)	654	14,192
Varian Medical Systems, Inc. (a)	268	9,951
VCA Antech, Inc. (a)	488	9,184
Watson Pharmaceuticals, Inc. (a)	247	6,738
WellCare Health Plans, Inc. (a)	71	1,049
WellPoint, Inc. (a)	216	8,953
West Pharmaceutical Services, Inc.	166	5,515
Wyeth	514	22,087
Zimmer Holdings, Inc. (a)	130	4,732
		1,263,442

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)

Holding Companies — 0.1%
IFIL - Investments SpA	10,440	25,921
Sherritt International Corp.	86	187
		26,108

Industrial — 8.0%
3M Co.	238	12,802
AAR Corp. (a)	182	3,301
ABB Ltd. (a)	1,631	21,293
Acuity Brands, Inc.	217	5,831
Agilent Technologies, Inc. (a)	208	3,761
Albany International Corp.	180	1,802
Alfa Laval AB	4,094	28,757
Alliant Techsystems, Inc. (a)	198	16,000
Amada Co. Ltd.	7,156	34,651
Ametek, Inc.	214	6,839
Amphenol Corp.	363	9,492
Aptargroup, Inc.	418	12,883
Arkansas Best Corp.	172	4,023
Astec Industries, Inc. (a)	82	2,015
Avnet, Inc. (a)	294	5,827
BAE Systems PLC	7,167	41,779
BE Aerospace, Inc. (a)	507	4,903
Belden, Inc.	297	3,879
Bemis Co., Inc.	247	5,575
Benchmark Electronics, Inc. (a)	553	6,492
Boeing Co.	425	17,982
Bombardier, Inc.	266	824
Brambles Ltd.	7,885	34,070
Briggs & Stratton Corp.	473	6,996
Burlington Northern Santa Fe	114	7,553
CAE, Inc.	102	597
Canadian National Railway Co.	89	3,118
Canadian Pacific Railway Ltd.	27	819
Carlisle Companies, Inc.	414	7,729
Casio Computer Co. Ltd.	104	830
Ceradyne, Inc. (a)	121	2,761
CH Robinson Worldwide, Inc.	365	16,783
Checkpoint Systems, Inc. (a)	387	3,464
Cie de Saint-Gobain SA	952	32,396
Clarcor, Inc.	292	8,859
Cognex Corp.	168	2,194
Commercial Metals Co.	289	3,324
Con-Way, Inc.	59	1,300
CSX Corp.	245	7,095
CTS Corp.	275	1,414
Cummins, Inc.	377	9,040
Curtiss-Wright Corp.	254	8,204
Cymer, Inc. (a)	140	2,856
Danaher Corp.	124	6,935
Dionex Corp. (a)	95	4,811
Donaldson Co., Inc.	413	12,853
Dover Corp.	492	13,914

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Eagle Materials, Inc.	239	4,321
Eastman Kodak Co.	826	3,742
Eaton Corp.	405	17,828
EMCOR Group, Inc. (a)	307	6,321
Energizer Holdings, Inc. (a)	120	5,716
Esterline Technologies Corp. (a)	182	6,568
European Aeronautic Defence & Space Co.	2,214	38,854
Expeditors International Washington, Inc.	450	12,515
FedEx Corp.	103	5,247
Finning International, Inc.	50	513
Flextronics International Ltd. (a)	1,579	4,121
FLIR Systems, Inc. (a)	234	5,843
Flowserve Corp.	117	6,237
Fluor Corp.	360	14,004
Forward Air Corp.	163	3,302
FUJIFILM Holdings Corp.	2,005	44,750
Gardner Denver Inc. (a)	263	5,726
Garmin Ltd.	103	1,806
GATX Corp.	351	8,459
General Dynamics Corp.	141	7,999
General Electric Co.	4,234	51,359
Gentex Corp.	331	2,777
Golden Ocean Group Ltd.	16,000	11,020
Goodrich Corp.	238	9,201
Harsco Corp.	170	4,032
Honeywell International, Inc.	270	8,859
Hubbell, Inc.	125	3,875
IDEX Corp.	476	10,762
Ingersoll-Rand Co. Ltd.	90	1,459
Insituform Technologies, Inc. (a)	171	3,208
Itron, Inc. (a)	193	12,603
ITT Corp.	370	16,754
Jabil Circuit, Inc.	476	2,770
Jacobs Engineering Group, Inc. (a)	246	9,513
JGC Corp.	3,101	45,048
Joy Global, Inc.	212	4,416
Kaydon Corp.	141	3,835
Kirby Corp. (a)	103	2,470
L-3 Communications Holdings, Inc.	255	20,150
Landstar System, Inc.	354	12,698
Leggett & Platt, Inc.	437	5,458
Lincoln Electric Holdings, Inc.	266	10,951
Littelfuse, Inc. (a)	111	1,698
MAN AG	740	32,454
Martin Marietta Materials, Inc.	89	7,166
Masco Corp.	1,072	8,383
Matthews International Corp.	212	8,255
Methode Electronics, Inc.	254	1,173
Mine Safety Appliances Co.	112	2,197
Molex, Inc.	174	2,326
Moog, Inc. (a)	250	7,490
MTR Corp.	16,520	40,051
Mueller Industries, Inc.	356	7,163
National Instruments Corp.	288	6,183
NCI Building Systems, Inc. (a)	101	1,171
Newport Corp. (a)	178	952
Nippon Express Co. Ltd.	8,379	30,500
Nordson Corp.	205	6,193
Norfolk Southern Corp.	142	5,447

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Northrop Grumman Corp.	102	4,908
Old Dominion Freight Line, Inc. (a)	165	4,138
Overseas Shipholding Group, Inc.	235	8,390
Packaging Corporation of America	214	3,039
Pall Corp.	292	7,612
Park Electrochemical Corp.	93	1,632
Parker Hannifin Corp.	352	13,450
Pentair, Inc.	243	5,557
Plexus Corp. (a)	140	2,024
Precision Castparts Corp.	67	4,352
Regal-Beloit Corp.	161	5,468
Republic Services, Inc.	749	19,369
Rockwell Automation, Inc.	253	6,588
Rockwell Collins, Inc.	337	12,698
Rockwool International A/S	369	25,354
Rolls-Royce Group PLC (a)	19,219	28
Roper Industries, Inc.	203	8,351
Ryder System, Inc.	152	5,135
Sacyr Vallehermoso SA	2	17
Sealed Air Corp.	413	5,596
Skanska AB	3,564	30,574
Snap-On, Inc.	381	11,499
SNC-Lavalin Group, Inc.	36	1,016
SonoCo. Products Co.	237	5,434
SPX Corp.	100	4,211
Stericycle, Inc. (a)	173	8,463
Sulzer AG	640	32,008
Sumitomo Electric Industries Ltd.	4,802	36,936
Svenska Cellulosa AB	3,666	28,709
Teledyne Technologies, Inc. (a)	163	4,543
Teleflex, Inc.	232	12,338
Terex Corp. (a)	217	2,569
Tetra Tech, Inc. (a)	541	12,567
Texas Industries, Inc.	182	4,133
Textron, Inc.	90	813
The Brink's Co.	267	7,057
The Manitowoc Co., Inc.	248	1,364
The Shaw Group, Inc. (a)	78	2,168
The Stanley Works	195	6,096
Thomas & Betts Corp. (a)	121	2,588
Tidewater, Inc.	69	2,871
Timken Co.	182	2,710
Tredegar Corp.	191	3,152
Trimble Navigation Ltd. (a)	348	5,157
Trinity Industries, Inc.	161	1,853
Tyco International Ltd.	158	3,321
Union Pacific Corp.	184	8,057
United Technologies Corp.	331	15,885
URS Corp. (a)	432	14,710
Varian, Inc. (a)	203	5,652
Vishay Intertechnology, Inc. (a)	408	1,208
Wabtec Corp.	242	7,243
Waste Connections, Inc. (a)	446	12,943
Waste Management, Inc.	186	5,801
Waters Corp. (a)	212	7,668
Werner Enterprises, Inc.	397	5,955
Wesfarmers Ltd.	277	2,725
Worthington Industries, Inc.	606	6,096
YRC Worldwide, Inc. (a)	578	1,665
Zebra Technologies Corp. (a)	139	2,339
		1,552,321

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)

Technology — 5.2%
ACI Worldwide, Inc. (a)	297	5,046
Actel Corp. (a)	249	2,246
Adobe Systems, Inc. (a)	300	5,793
Advanced Micro Devices, Inc. (a)	1,050	2,300
Advent Software, Inc. (a)	94	2,052
Affiliated Computer Services, Inc. (a)	188	8,622
Agilysys, Inc.	207	739
Altera Corp.	726	11,166
Ansys, Inc. (a)	453	11,262
Apple, Inc. (a)	520	46,867
Applied Materials, Inc.	717	6,718
ATMI, Inc. (a)	173	2,337
Autodesk, Inc. (a)	462	7,651
Avid Technology, Inc. (a)	206	2,062
Axcelis Technologies, Inc. (a)	687	196
BMC Software, Inc. (a)	400	10,132
Broadcom Corp. (a)	288	4,565
Broadridge Financial Solutions, Inc.	182	2,455
Brooks Automation, Inc. (a)	454	2,075
CA, Inc.	227	4,084
Cabot Microelectronics Corp. (a)	120	2,731
CACI International, Inc. (a)	154	6,953
Cadence Design Systems, Inc. (a)	283	1,070
Cerner Corp. (a)	124	4,181
CGI Group, Inc. (a)	128	1,036
Citrix Systems, Inc. (a)	416	8,753
Cognizant Technology Solutions (a)	606	11,350
Computer Sciences Corp. (a)	477	17,573
Computershare Ltd.	7,035	32,409
Compuware Corp. (a)	769	4,999
Cree, Inc. (a)	444	8,849
CSG Systems International, Inc. (a)	302	4,379
Cypress Semiconductor Corp. (a)	162	731
Dell, Inc. (a)	1,227	11,657
Diebold, Inc.	86	2,131
DSP Group, Inc. (a)	218	1,419
DST Sytems, Inc. (a)	103	3,272
Dun & Bradstreet Corp.	124	9,424
Electronic Arts, Inc. (a)	157	2,424
EMC Corp. (a)	1,316	14,529
Factset Research Systems, Inc.	88	3,502
Fidelity National Information Services, Inc.	413	6,571
Fiserv, Inc. (a)	350	11,113
Global Payments, Inc.	159	5,519
Hewlett-Packard Co.	1,518	52,750
Hutchinson Technology, Inc. (a)	178	564
IBM Corp.	580	53,156
Imation Corp.	243	2,367
Informatica Corp. (a)	605	7,720
Intel Corp.	3,426	44,195
International Rectifier Corp. (a)	141	1,920
Intersil Corp.	318	2,961
Intuit, Inc. (a)	656	14,858
Jack Henry & Associates, Inc.	732	13,030

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Kla-Tencor Corp.	342	6,854
Kulicke & Soffa Industries, Inc. (a)	388	594
Lam Research Corp. (a)	267	5,396
Lexmark International, Inc. (a)	125	2,960
Linear Technology Corp.	468	10,961
MEMC Electronic Materials, Inc. (a)	118	1,605
Mentor Graphics Corp. (a)	522	2,433
Metavante Technologies, Inc. (a)	265	3,845
Micrel, Inc.	435	3,306
Micron Technology, Inc. (a)	1,439	5,353
MICROS Systems, Inc. (a)	516	7,430
Microsemi Corp. (a)	469	3,940
Microsoft Corp.	4,968	84,952
NCR Corp. (a)	358	4,493
NEC Corp. (a)	1,100	7,714
NetApp, Inc. (a)	654	9,699
Nomura Research Institute Ltd.	264	4,817
Novell, Inc. (a)	797	2,949
Novellus Systems, Inc. (a)	243	3,351
NVIDIA Corp. (a)	277	2,202
Oracle Corp. (a)	2,205	37,110
Palm, Inc. (a)	727	5,576
Parametric Technology Corp. (a)	1,002	9,018
Paychex, Inc.	171	4,154
Pitney Bowes, Inc.	554	12,332
QLogic Corp. (a)	379	4,290
Research In Motion Ltd. (a)	87	4,808
Rohm Co. Ltd.	843	42,321
Sage Group PLC	6,070	15,930
Salesforce.com, Inc. (a)	192	5,109
SAP AG	1,458	52,180
SAP AG - SPONS ADR	600	21,228
SEI Investments Co.	295	3,738
Seiko Epson Corp.	1,965	25,286
Semtech Corp. (a)	433	5,088
Silicon Laboratories, Inc. (a)	363	8,360
Skyworks Solutions, Inc. (a)	1,414	6,108
SRA International, Inc. (a)	209	3,413
Sun Microsystems, Inc. (a)	347	1,444
Sybase, Inc. (a)	48	1,311
Take-Two Interactive Software, Inc. (a)	364	2,555
Teradata Corp. (a)	340	4,464
Teradyne, Inc. (a)	466	2,241
Texas Instruments, Inc.	857	12,812
Total System Services, Inc.	503	6,368
TriQuint Semiconductor, Inc. (a)	939	1,897
Varian Semiconductor Equipment Associates, Inc. (a)	413	7,864
Western Digital Corp. (a)	559	8,206
Wind River Systems, Inc. (a)	618	4,925
Xerox Corp.	503	3,340
Xilinx, Inc.	755	12,722
		1,019,516

Utilities — 4.9%
AGL Resources, Inc.	671	20,687
Algonquin Power Income Fund	54	127
Allegheny Energy, Inc.	314	10,437
Allete, Inc.	175	5,443

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Alliant Energy Corp.	112	3,229
Alpiq Holding AG (a)	45	19,402
Ameren Corp.	560	18,620
American Electric Power Co., Inc.	155	4,859
Aqua America, Inc.	311	6,450
Atmos Energy Corp.	775	19,026
Avista Corp.	507	9,653
Black Hills Corp.	338	8,957
Brookfield Infrastructure Partners LP	4	53
Canadian Utilities Ltd.	29	940
Centerpoint Energy, Inc.	690	9,232
Centrica PLC	12,379	46,284
Chubu Electric Power Co., Inc.	1,495	42,769
Cleco Corp.	530	12,111
CMS Energy Corp.	516	6,063
Consolidated Edison, Inc.	81	3,301
Dominion Resources, Inc.	190	6,684
DPL, Inc.	264	5,689
DTE Energy Co.	423	14,594
Duke Energy Corp.	401	6,075
Dynegy, Inc. (a)	996	2,102
Edison International	93	3,029
Edison SpA (a)	14,237	17,993
El Paso Electric Co. (a)	429	7,096
Enel SpA	8,039	45,242
Energen Corp.	66	1,928
Entergy Corp.	70	5,345
Exelon Corp.	241	13,067
FirstEnergy Corp.	96	4,799
Fortis, Inc.	53	1,053
Fortum Oyj	1,732	33,888
FPL Group, Inc.	119	6,134
Gas Natural SDG SA	1,518	36,640
Great Plains Energy, Inc.	446	8,505
Hawaiian Electric Industries, Inc.	720	15,610
HongKong Electric Holdings Ltd.	5,522	32,543
Iberdrola SA	6,721	52,327
IDACORP, Inc.	391	11,382
Integrys Energy Group, Inc.	221	9,227
Kyushu Electric Power Co., Inc.	1,480	38,880
MDU Resources Group, Inc.	398	7,916
Nicor, Inc.	105	3,592
NiSource, Inc.	808	7,821
Northeast Utilities	364	8,663
Nortwest Natural Gas Co.	248	10,649
NSTAR	255	8,624
NV Energy, Inc.	532	5,708
OGE Energy Corp.	216	5,331
Pepco Holdings, Inc.	489	8,709
PG&E Corp.	132	5,104
Piedmont Natural Gas Co.	624	16,168
Pinnacle West Capital Corp.	235	7,865
PNM Resources, Inc.	608	6,104
PPL Corp.	123	3,771
Progress Energy, Inc.	102	3,949
Public Service Enterprise Group, Inc.	278	8,776
Puget Energy, Inc.	280	8,232
Questar Corp.	363	12,335
SCANA Corp.	249	8,538

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Sempra Energy	89	3,902
Shikoku Electric Power Co., Inc.	396	13,180
Southern Co.	316	10,570
Southern Union Co.	195	2,514
Southwest Gas Corp.	391	10,072
TECO Energy, Inc.	493	5,921
The AES Corp. (a)	353	2,792
TransAlta Corp.	46	839
UGI Corp.	903	22,909
Unisource Energy Corp.	328	9,263
Vector Ltd.	6,979	7,834
Vectren Corp.	664	17,125
Westar Energy, Inc.	775	15,562
WGL Holdings, Inc.	428	13,739
Wisconsin Energy Corp.	342	15,246
Xcel Energy, Inc.	1,174	21,672
		948,470
Total Common Stocks (Cost $18,426,045)		$12,613,765

U.S. Treasury Obligations — 5.5%

U.S. Treasury Bonds — 0.5%
8.00%, 11/15/21	62,000	88,428
U.S. Treasury Notes — 5.0%
2.00%, 2/28/10	185,000	187,768
4.88%, 4/30/11	195,000	212,062
4.38%, 8/15/12	81,000	89,391
4.25%, 8/15/13	154,000	172,191
4.75%, 5/15/14	112,000	128,931
4.63%, 11/15/16	100,000	113,563
4.75%, 8/15/17	71,000	81,406

		985,312
Total U.S. Treasury Obligations (Cost $1,063,072)		1,073,740

Preferred Stock — 0.2%

Consumer, Non-Cyclical — 0.2%
Henkel KGaA	1,272	32,918

Rights and Options — 0.0%†

Financial — 0.0%†
Fortis	243	0

Investment Companies — 5.6%

BLDRS Emerging Markets 50 ADR Index Fund - ETF	8,970	231,695
iShares MSCI Emerging Markets Index Fund - ETF	29,916	677,000
Vanguard Emerging Markets ETF	8,742	188,652
Total Investment Companies (Cost $2,121,052)		1,097,347

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	January 31, 2009 - (Unaudited)

Security Description	Shares or Principal	Value($)
Money Markets — 22.9%

Dreyfus Cash Management	210,027	210,027
Dreyfus Cash Management Plus	391,708	391,708
Federated Government Obligation Fund	3,844,503	3,844,503
Mellon USD at U.K. Crest	8	8
Total Money Markets (Cost $4,446,246)		4,446,246

Total Investments		19,264,016
(Cost $26,097,231) (b) — 99.1%

Other assets in excess of liabilities — 0.9%		168,973

NET ASSETS — 100.0%		$19,432,989

(a) Non-income producing security.
(b) See Notes to Portfolio Investments for tax unrealized appreciation (depreciation) of securities.
† Rounds to less than 0.01%.
ADR – American Depositary Receipt
ETF - Exchange Traded Fund
PLC – Public Liability Company

See Notes to Schedule of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio Investments
January 31, 2009
(Unaudited)

1.   Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust.  Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers thirteen (13) series, or mutual funds, each with its own investment objectives and strategies.  This report contains the schedules of portfolio investments of each of the thirteen series (individually, a "Fund"; collectively, the "Funds").

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments.  Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the last sales price as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time ("Valuation Time").  If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable.  Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time.  Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value.  Investments in investment companies are valued at their net asset values as reported by such companies.  The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below).  Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC ("AIFS" or the "Adviser") or the Sub-Adviser in accordance with guidelines approved by the Trust's Board of Trustees.  The Funds typically value securities using market quotations or information furnished by a pricing service.  However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  For example, the Funds may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange.  In such a case, a Fund's value for a security is likely to be different from the last quoted market or pricing service price.  The factors to be considered in fair valuing a security include:  fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history.  Securities may be valued by independent pricing services, approved by the Trust's Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements".  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of January 31, 2009:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable
Investments in Securities:	Quoted Prices	Inputs	Inputs

Stock Fund	$69,570,584	$5,553,747	$-
Financial Services Fund	677,206	-	-
International Equity Fund	69,753,289	2,771,288	-
Short-Term Bond Fund	-	142,958,538	-
Intermediate Bond Fund	-	32,431,161	-
Kansas Tax-Exempt Bond Fund	-	213,029,756	-
International Bond Fund	4,261,374	38,047,867	-
U.S. Inflation-Indexed Fund	-	90,367,689	-

NestEgg Dow Jones 2010 Target Date Fund	5,220,725	11,220,259	-
NestEgg Dow Jones 2020 Target Date Fund	11,899,736	14,972,096	-
NestEgg Dow Jones 2030 Target Date Fund	11,195,327	6,589,757	-
NestEgg Dow Jones 2040 Target Date Fund	13,744,030	5,519,986	-

Financial Futures Contracts

Certain of the Funds may enter into financial futures contracts with financial institutions which AIFS deems creditworthy.  Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying risk.  Futures contracts traded on an exchange shall be valued at the settlement price on the futures' exchange on which the particular futures contract is traded.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a "when-issued" basis.  When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  Normally, the settlement date occurs within one month of the purchase.  No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.  The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Forward Foreign Currency Exchange Contracts

Certain of the Funds may enter into forward foreign currency exchange contracts with counterparties which AIFS has deemed creditworthy.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Schedules of Portfolio Investments as unrealized gains and losses.  Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

Net Asset Value

The net asset values of each Fund is determined by adding for each Fund the values of all of its assets (including investment securities and unrealized gains from financial futures contracts and from forward foreign currency contracts) and from which is subtracted the values of all of the Fund's liabilities (including investment securities sold short and unrealized losses from financial futures contracts and from forward foreign currency contracts).  These net asset values are calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time (unless the markets close early) on each Business Day (as that term is defined in the Trust's registration statement) for each Fund.  "Other assets in excess of liabilities" or "Liabilities in excess of other assets" represents the difference between the aggregate fair value of the Fund's portfolio of investment securities and the net asset value of that Fund.

3.   Federal Income Tax Information:

At January 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax Unrealized	Tax Unrealized	Unrealized Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Stock Fund	$80,743,062	$10,167,820	$(15,786,551)	$(5,618,731)
Financial Services Fund	992,370	331	(315,495)	(315,164)
International Equity Fund	88,381,919	1,647,251	(17,504,593)	(15,857,342)
Short-Term Bond Fund	153,168,690	2,932,622	(13,142,774)	(10,210,152)
Intermediate Bond Fund	32,289,787	634,772	(493,398)	141,374
Kansas Tax-Exempt Bond Fund	209,774,020	6,557,805	(3,302,068)	3,255,737
International Bond Fund	42,867,351	2,787,527	(3,345,637)	(558,110)
U.S. Inflation-Indexed Fund	86,521,066	6,184,241	(2,337,618)	3,846,623

NestEgg Dow Jones 2010 Target Date Fund	17,634,285	45,476	(1,238,777)	(1,193,301)
NestEgg Dow Jones 2020 Target Date Fund	33,151,734	281,551	(6,561,453)	(6,279,902)
NestEgg Dow Jones 2030 Target Date Fund	23,554,267	177,342	(5,946,525)	(5,769,183)
NestEgg Dow Jones 2040 Target Date Fund	26,186,515	148,971	(7,071,469)	(6,922,498)

Item 2. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date:  March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date:  March 31, 2009

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
Treasurer

Date:  March 31, 2009